      As filed with the Securities and Exchange Commission on December 31, 2003.
                                                              File No. 333-69487
                                                                       811-07426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
                                      ----
         Post-Effective Amendment No.  18                             [X]
                                      ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  195                                           [X]
                       -----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

        ___ immediately upon filing pursuant to paragraph (b) of Rule 485
        _X_ on January 30, 2004 pursuant to paragraph (b) of Rule 485
        ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ___ on __________, 2003 pursuant to paragraph (a)(1) of Rule 485
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

THE DIRECTOR
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series VII and Series VIIR of The Director variable annuity. Please read it carefully.

The Director variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 30, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              13
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            20
--------------------------------------------------------------------------------
  Death Benefit                                                              21
--------------------------------------------------------------------------------
  Surrenders                                                                 25
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              27
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     29
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            30
--------------------------------------------------------------------------------
  Legal Matters                                                              31
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   32
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           41
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  44
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      45
--------------------------------------------------------------------------------

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                  $30
-----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                      1.25%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses                 1.25%
-----------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                 0.50%
-----------------------------------------------------------------
    Optional Death Benefit Charge                          0.15%
-----------------------------------------------------------------
    Earnings Protection Benefit Charge                     0.20%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                                  2.10%
-----------------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution and/or
service fees, and other expenses)             0.44%      1.71%
--------------------------------------------------------------

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                 TOTAL ANNUAL
                                                 FUND OPERATING
                                                  EXPENSES
                                                   (BEFORE        CONTRACTUAL      TOTAL
                                                 CONTRACTUAL FEE      FEE         ANNUAL
                                                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES      EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------

Hartford Advisers HLS
  Fund -- Class IA             0.63%     0.04%          0.67%             N/A        0.67%
-------------------------------------------------------------------------------------------
Hartford Bond HLS Fund --
  Class IA                     0.47%     0.04%          0.51%             N/A        0.51%
-------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS
  Fund -- Class IA             0.64%     0.05%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Disciplined
  Equity HLS Fund --
  Class IA                     0.75%     0.04%          0.79%             N/A        0.79%
-------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund --
  Class IA                     0.65%     0.04%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Equity Income
  HLS Fund -- Class IA         0.83%     0.15%          0.98%             N/A        0.98%
-------------------------------------------------------------------------------------------
Hartford Focus HLS
  Fund -- Class IA             0.85%     0.03%          0.88%             N/A        0.88%
-------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund -- Class IA         0.77%     0.06%          0.83%             N/A        0.83%
-------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS
  Fund -- Class IA             0.85%     0.16%          1.01%             N/A        1.01%
-------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund --
  Class IA                     0.85%     0.30%          1.15%             N/A        1.15%
-------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund -- Class IA         0.85%     0.05%          0.90%             N/A        0.90%
-------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund -- Class IA         0.74%     0.07%          0.81%             N/A        0.81%
-------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund --
  Class IA                     0.85%     0.06%          0.91%             N/A        0.91%
-------------------------------------------------------------------------------------------
Hartford Growth HLS
  Fund -- Class IA             0.83%     0.16%          0.99%             N/A        0.99%
-------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS
  Fund -- Class IA             0.62%     0.04%          0.66%             N/A        0.66%
-------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund -- Class IA             0.78%     0.04%          0.82%             N/A        0.82%
-------------------------------------------------------------------------------------------
Hartford Index HLS
  Fund -- Class IA             0.40%     0.04%          0.44%             N/A        0.44%
-------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund -- Class IA         0.85%     0.41%          1.26%             N/A        1.26%
-------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS
  Fund -- Class IA             0.72%     0.09%          0.81%             N/A        0.81%
-------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS
  Fund -- Class IA             0.85%     0.86%          1.71%             N/A        1.71%
-------------------------------------------------------------------------------------------
Hartford MidCap HLS
  Fund -- Class IA             0.68%     0.04%          0.72%             N/A        0.72%
-------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund -- Class IA             0.82%     0.06%          0.88%             N/A        0.88%
-------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund -- Class IA             0.45%     0.04%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund --
  Class IA                     0.45%     0.04%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund -- Class IA         0.64%     0.05%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund -- Class IA         0.73%     0.04%          0.77%             N/A        0.77%
-------------------------------------------------------------------------------------------
Hartford Stock HLS
  Fund -- Class IA             0.46%     0.03%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund --
  Class IA                     0.46%     0.03%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford Value HLS
  Fund -- Class IA             0.83%     0.06%          0.89%             N/A        0.89%
-------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS
  Fund -- Class IA             0.69%     0.04%          0.73%             N/A        0.73%
-------------------------------------------------------------------------------------------

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) (1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $ 1,026
-----------------------------------------------------------
3 years                                             $ 1,758
-----------------------------------------------------------
5 years                                             $ 2,408
-----------------------------------------------------------
10 years                                            $ 4,170
-----------------------------------------------------------


(1) (2) If you annuitize at the end of the applicable time period:


1 year                                              $   391
-----------------------------------------------------------
3 years                                             $ 1,199
-----------------------------------------------------------
5 years                                             $ 2,024
-----------------------------------------------------------
10 years                                            $ 4,161
-----------------------------------------------------------


(1) (3) If you do not Surrender your Contract:


1 year                                              $   398
-----------------------------------------------------------
3 years                                             $ 1,207
-----------------------------------------------------------
5 years                                             $ 2,032
-----------------------------------------------------------
10 years                                            $ 4,170
-----------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                    7%
-----------------------------------------
         2                    6%
-----------------------------------------
         3                    6%
-----------------------------------------
         4                    5%
-----------------------------------------
         5                    4%
-----------------------------------------
         6                    3%
-----------------------------------------
         7                    2%
-----------------------------------------
     8 or more                0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            3/10/03        A+          Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       12/31/02       AA-          Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   10/30/02       AA           Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire

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                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VII of the Contract was sold before May 1, 2002. Series VIIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the

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16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

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Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments

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                                                                              21
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  invested in the Contract before the Surrender, we have to recalculate your
  Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If death occurs before the Annuity Commencement Date, the Death Benefit is the
greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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through 75, we add 25% of the Contract gain or capped amount back to Contract
Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your
Contract on or after the Annuity Commencement Date only if you selected the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after

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December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Subject to the approval of your State, you can select one of three AIRs: 3%, 5%
or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

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The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity
      Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross

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    income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract"to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

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    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification

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requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
PERFORMANCE TABLES
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2: If you make an additional Premium Payment of $50,000, then

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.434     $4.708     $4.803     $4.398
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.775     $4.434     $4.708     $4.803
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   1,098,795  1,267,553  1,358,395  1,425,393
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.589         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.734         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         146         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.593     $2.416     $2.185     $2.258
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.819     $2.593     $2.416     $2.185
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     279,414    243,035    184,934    197,575
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.640         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.789         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         121         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $7.709     $8.388     $7.501     $5.526
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.113     $7.709     $8.388     $7.501
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     474,117    551,294    573,419    537,835
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.451         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.048         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         147         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.669     $2.816     $2.570     $2.471
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.261     $2.669     $2.816     $2.570
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     679,820    690,922    678,899    760,046
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.133         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.236         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         243         --         --         --
-----------------------------------------------------------------------------------------------------------

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
                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.031     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767     $1.031         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      26,548     16,775         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.698         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          29         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.533     $1.656     $1.796     $1.476
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.378     $1.533     $1.656     $1.796
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     123,500    139,322    152,814    149,495
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.334         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.364         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           2         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.711     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.496     $0.711         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       4,222      1,221         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.397         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           3         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.952     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763     $0.952         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       5,328      3,277         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.756         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.757         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           1         --         --         --
-----------------------------------------------------------------------------------------------------------

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
                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.481     $1.469     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.214     $1.481     $1.469         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      59,531     67,198     45,574         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.131         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.203         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          44         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.476     $1.792     $1.952     $1.315
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.174     $1.476     $1.792     $1.952
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     149,612    173,294    174,669     54,890
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.132         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.161         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          22         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.473     $0.621     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.287     $0.473     $0.621         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      70,939     83,872     53,985         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.257         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.284         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           4         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.204     $1.325     $1.422     $1.182
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.896     $1.204     $1.325     $1.422
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     187,354    190,354    156,473     78,909
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.840         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.886         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          50         --         --         --
-----------------------------------------------------------------------------------------------------------

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.976         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.858         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       4,478         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.768         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.855         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          50         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.986         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.768         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       2,200         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.716         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         191         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.083     $1.068     $1.070     $1.035
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.996     $1.083     $1.068     $1.070
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      66,625     56,423     29,644     20,235
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.938         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.985         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          80         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.340     $5.012     $5.608     $4.712
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.324     $4.340     $5.012     $5.608
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     146,694    178,287    194,774    191,225
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.125         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.288         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          11         --         --         --
-----------------------------------------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.854     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.699     $0.854         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      15,665      5,121         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.708         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.693         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          22         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.489     $1.856     $2.267     $1.641
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.207     $1.489     $1.856     $2.267
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     281,655    339,519    399,368    391,871
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.216         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.194         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          35         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.932     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.874     $0.932         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       8,439        865         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.907         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.867         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           9         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.423     $2.546     $2.056     $1.371
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.053     $2.423     $2.546     $2.056
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     304,733    376,063    377,347    181,142
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.914         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.031         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.991     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.852     $0.991         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     155,364     51,670         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.821         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         315         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.911     $1.863     $1.777     $1.716
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.915     $1.911     $1.863     $1.777
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     293,058    276,875    180,014    270,072
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.899         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.894         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         139         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.563     $2.414     $2.217     $2.211
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.738     $2.563     $2.414     $2.217
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      94,164     60,191     43,651     52,197
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.671         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.708         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          40         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.929         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.730         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       7,631         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.672         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.727         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          15         --         --         --
-----------------------------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.622     $1.931     $2.251     $1.374
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.118     $1.622     $1.931     $2.251
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     218,257    249,660    269,723    198,856
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.080         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.106         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          59         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.710     $6.587     $7.176     $6.066
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.271     $5.710     $6.587     $7.176
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     522,928    614,994    655,469    638,407
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.225         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          74         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.007         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.072         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     159,439         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.042         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.068         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         190         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.764     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      46,156     19,695         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.750         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          75         --         --         --
-----------------------------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.975         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.797         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       2,475         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.738         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.794         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          65         --         --         --
-----------------------------------------------------------------------------------------------------------

 (a)  Inception date August 5, 2002.

 (b)  Inception date May 31, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series VII and Series VIIR of The Director variable annuity to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                   SERIES VII AND SERIES VIIR OF THE DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $223,658,182; 2001: $187,101,146; and 2000: $190,239,543.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                              SUB-ACCOUNT                                                   SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       05/20/91            -23.61%          -2.29%   5.22%             5.50%
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           05/20/91             -1.28%           2.29%   3.47%             4.09%
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           05/20/91            -29.04%           1.71%   9.20%            11.13%
----------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund             05/29/98            -33.59%            N/A     N/A             -6.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94            -24.01%          -2.48%    N/A              7.83%
----------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01            -33.53%            N/A     N/A            -21.34%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95            -19.16%          -2.62%    N/A              1.76%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -37.91%            N/A     N/A            -39.22%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00            -28.28%            N/A     N/A            -19.30%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00            -26.54%            N/A     N/A              2.64%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -28.86%            N/A     N/A              0.05%
----------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -46.39%            N/A     N/A            -44.63%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                         05/01/02               N/A             N/A     N/A            -22.95%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           05/20/91            -36.34%          -2.95%   3.15%             5.13%
----------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98            -17.27%            N/A     N/A             -4.72%
----------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -31.56%          -5.62%   5.52%             6.01%
----------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01            -26.76%            N/A     N/A            -26.01%
----------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            05/20/91            -27.42%          -7.38%   0.57%            -0.15%
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01            -15.61%            N/A     N/A            -14.58%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97            -24.01%          10.90%    N/A             12.46%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01            -22.90%            N/A     N/A            -16.03%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   05/20/91             -9.60%          -0.74%   0.21%             0.10%
----------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            05/20/91             -3.19%           1.83%   2.75%             3.19%
----------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                05/02/94            -37.43%          -0.03%    N/A              2.74%
----------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -38.71%          -5.39%    N/A             -1.12%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          05/20/91            -33.22%          -4.73%   6.10%             6.25%
----------------------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities HLS
 Fund                                            05/20/91             -0.64%           2.32%   2.68%             3.31%
----------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01            -31.74%            N/A     N/A            -21.89%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96            -33.86%          -4.05%    N/A              1.79%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                  FUND                                                     SINCE
SUB-ACCOUNT                                  INCEPTION DATE      1 YEAR          5 YEAR      10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       03/31/83            -14.86%          1.11%   7.28%             9.00%
---------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           08/31/77              8.72%          5.93%   6.12%             7.38%
---------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           04/02/84            -20.70%          4.76%  10.94%            13.08%
---------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund             05/29/98            -25.59%           N/A     N/A             -2.37%
---------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            03/09/94            -15.29%          1.02%    N/A              9.70%
---------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                          04/30/01            -25.53%           N/A     N/A            -14.64%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                03/01/95            -10.08%          0.89%    N/A              4.18%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund          12/27/00            -30.24%           N/A     N/A            -33.39%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund      12/27/00            -19.88%           N/A     N/A            -13.60%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                  05/01/00            -18.01%           N/A     N/A              7.54%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/98            -20.51%           N/A     N/A              3.84%
---------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund              05/01/00            -39.35%           N/A     N/A            -37.35%
---------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                         05/01/02               N/A            N/A     N/A            -14.15%
---------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/87            -28.55%          0.14%   5.27%             7.44%
---------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/98             -8.05%           N/A     N/A             -0.10%
---------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/87            -23.41%         -2.26%   7.39%             7.97%
---------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                        04/30/01            -18.24%           N/A     N/A            -19.40%
---------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                            07/02/90            -18.95%         -3.85%   2.71%             1.52%
---------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                            04/30/01             -6.26%           N/A     N/A             -7.75%
---------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         07/30/97            -15.29%         13.36%    N/A             14.75%
---------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                   04/30/01            -14.10%           N/A     N/A             -9.37%
---------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/30/80              0.21%          3.01%   3.17%             5.57%
---------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            01/01/85              6.81%          5.47%   5.49%             7.09%
---------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                05/02/94            -29.72%          2.82%    N/A              5.01%
---------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  08/09/96            -31.10%         -2.16%    N/A              1.76%
---------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          08/31/77            -25.19%         -1.48%   7.92%            10.69%
---------------------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities HLS
 Fund                                            03/24/87              9.36%          5.95%   5.45%             5.95%
---------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          04/30/01            -23.60%           N/A     N/A            -15.28%
---------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/96            -25.88%         -0.55%    N/A              4.37%
---------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                                 YIELD       EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                                  -0.25%          -0.24%
-------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                                     YIELD
-------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                          3.71%
-------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                                    7.83%
-------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                           2.03%
-------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                                    1.38%
-------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $4.434     $4.708     $4.803     $4.398
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.775     $4.434     $4.708     $4.803
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        1,098,795  1,267,553  1,358,395  1,425,393
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.416     $4.696     $4.798     $4.663
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.754     $4.416     $4.696     $4.798
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           18,905     19,558     16,402      7,318
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.426     $4.767         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.760     $4.426         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            7,893      5,847         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.740         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            9,973         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.408     $4.754         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.740     $4.408         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            9,973      2,085         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.737         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              382         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.736         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              303         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.734         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              146         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.593     $2.416     $2.185     $2.258
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.819     $2.593     $2.416     $2.185
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          279,414    243,035    184,934    197,575
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.583     $2.410     $2.182     $2.234
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.804     $2.583     $2.410     $2.182
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            7,271      5,611      2,827      1,185
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.588     $2.450         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.808     $2.588         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4,099      2,043         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.793         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5,540         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.578     $2.444         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.793     $2.578         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5,540      1,175         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.791         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              217         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.791         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              103         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.789         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              121         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $7.709     $8.388     $7.501     $5.526
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $6.113     $7.709     $8.388     $7.501
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          474,117    551,294    573,419    537,835
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $7.678     $8.367     $7.494     $6.255
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $6.080     $7.678     $8.367     $7.494
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            8,801      8,950      7,125      2,064
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $7.695     $8.843         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $6.090     $7.695         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5,328      3,892         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $6.057         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5,381         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $7.664     $8.820         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $6.057     $7.664         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5,381      1,167         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $6.053         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              244         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $6.052         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              154         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $6.048         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              147         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.669     $2.816     $2.570     $2.471
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.261     $2.669     $2.816     $2.570
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          679,820    690,922    678,899    760,046
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.658     $2.809     $2.567     $2.655
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.248     $2.658     $2.809     $2.567
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           11,719      9,103      5,687      2,453
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.664     $2.754         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.252     $2.664         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            6,905      4,063         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.240         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           10,663         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.653     $2.747         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.240     $2.653         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           10,663      1,722         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.238         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              481         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.238         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              368         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.236         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              243         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.031     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.767     $1.031         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           26,548     16,775         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.029     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.765     $1.029         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              868        578         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.029     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.765     $1.029         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,837      1,019         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.763         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,190         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.028     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.763     $1.028         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,190        284         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               75         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                5         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               29         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.533     $1.656     $1.796     $1.476
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.378     $1.533     $1.656     $1.796
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          123,500    139,322    152,814    149,495
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.527     $1.652     $1.794     $1.576
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.371     $1.527     $1.652     $1.794
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,292      2,529      2,288        954
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.530     $1.656         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.373     $1.530         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              743        353         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.366         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,068         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.524     $1.651         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.366     $1.524         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,068        196         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.365         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               24         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.365         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                3         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.364         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                2         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.711     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.496     $0.711         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4,222      1,221         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.710     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.494     $0.710         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              201         22         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.710     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.494     $0.710         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               63         37         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.493         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              367         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.709     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.493     $0.709         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              367         99         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                9         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                3         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.952     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.763     $0.952         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5,328      3,277         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.951     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.761     $0.951         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              392        180         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.951     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.760     $0.951         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              263        118         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.758         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              426         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.950     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.758     $0.950         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              426         74         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.758         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                2         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.757         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               20         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.757         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                1         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.481     $1.469     $1.000         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.214     $1.481     $1.469         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           59,531     67,198     45,574         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.477     $1.468     $1.000         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.209     $1.477     $1.468         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,528      3,677      2,127         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.478     $1.387         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.210     $1.478         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,214      1,627         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.205         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,053         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.474     $1.386         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.205     $1.474         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,053        729         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.204         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               47         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.204         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               49         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.203         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               44         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.476     $1.792     $1.952     $1.315
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.174     $1.476     $1.792     $1.952
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          149,612    173,294    174,669     54,890
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.470     $1.788     $1.951     $1.451
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.167     $1.470     $1.788     $1.951
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            7,790      8,750      7,682      1,465
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.474     $1.773         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.169     $1.474         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,358      2,825         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.163         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,355         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.468     $1.769         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.163     $1.468         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,355        565         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.162         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               49         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.162         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               48         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.161         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               22         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.473     $0.621     $1.000         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.287     $0.473     $0.621         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           70,939     83,872     53,985         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.472     $0.620     $1.000         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.286     $0.472     $0.620         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,939      4,200      2,603         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.473     $0.729         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.286     $0.473         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,131      1,864         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,285         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.471     $0.728         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.285     $0.471         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,285        629         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                1         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               37         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.284         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                4         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.204     $1.325     $1.422     $1.182
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.896     $1.204     $1.325     $1.422
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          187,354    190,354    156,473     78,909
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.199     $1.322     $1.420     $1.281
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.891     $1.199     $1.322     $1.420
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           10,718     10,571      8,838      3,576
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.201     $1.390         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.892     $1.201         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,699      2,500         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4,557         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.197     $1.387         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.887     $1.197         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4,557      1,104         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              152         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               30         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.886         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               50         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.976         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.858         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4,478         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --         --         --(c)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.858         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              311         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --         --         --(c)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.857         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              116         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,451         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.000         --         --         --(c)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,451         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              181         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              121         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.855         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               50         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.986         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.768         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,200         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.767         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              118         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.767         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               73         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,462         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,462         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               67         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               88         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.765         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              191         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.083     $1.068     $1.070     $1.035
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.996     $1.083     $1.068     $1.070
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           66,625     56,423     29,644     20,235
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.079     $1.065     $1.069     $1.084
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.990     $1.079     $1.065     $1.069
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,543      2,770      2,132        481
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.081     $1.128         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.992     $1.081         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,155        794         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,359         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.077     $1.125         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.986     $1.077         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,359        766         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              112         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               51         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.985         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               80         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $4.340     $5.012     $5.608     $4.712
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.324     $4.340     $5.012     $5.608
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          146,694    178,287    194,774    191,225
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.323     $4.999     $5.602     $5.182
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.306     $4.323     $4.999     $5.602
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,443      3,811      3,552      1,310
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.332     $5.175         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.311     $4.332         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,243        890         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.293         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,091         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $4.315     $5.161         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.293     $4.315         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,091        212         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.291         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              123         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.290         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               28         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $3.288         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               11         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.854     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.699     $0.854         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           15,665      5,121         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.854     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.697     $0.854         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              754        225         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.853     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.696     $0.853         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              816        236         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,405         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.852     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.694     $0.852         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,405         64         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               59         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               26         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.693         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               22         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.489     $1.856     $2.267     $1.641
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.207     $1.489     $1.856     $2.267
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          281,655    339,519    399,368    391,871
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.483     $1.851     $2.265     $1.806
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.201     $1.483     $1.851     $2.265
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,970      4,466      4,366        970
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.487     $1.842         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.203     $1.487         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              891        733         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.196         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,320         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.481     $1.838         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.196     $1.481         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,320        394         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.195         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               27         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.195         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               10         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.194         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               35         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.932     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.874     $0.932         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            8,439        865         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.931     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.871     $0.931         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              287         57         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.931     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.871     $0.931         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              142         20         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.869         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              483         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.930     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.869     $0.930         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              483         51         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.868         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                5         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.868         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                8         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.867         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                9         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.423     $2.546     $2.056     $1.371
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.053     $2.423     $2.546     $2.056
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          304,733    376,063    377,347    181,142
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.414     $2.540     $2.054     $1.589
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.042     $2.414     $2.540     $2.054
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           11,277     13,702     11,574      3,185
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.419     $2.573         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.045     $2.419         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,640      4,091         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.034         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,102         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.409     $2.566         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.034     $2.409         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,102        869         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.033         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               69         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.032         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               14         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.031         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.991     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.852     $0.991         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          155,364     51,670         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.991     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.850     $0.991         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5,720      1,477         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.990     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.849     $0.990         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            6,377      2,699         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.847         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            8,818         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.989     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.847     $0.989         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            8,818      1,171         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              480         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              158         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              315         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.911     $1.863     $1.777     $1.716
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.915     $1.911     $1.863     $1.777
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          293,058    276,875    180,014    270,072
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.903     $1.858     $1.776     $1.735
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.904     $1.903     $1.858     $1.776
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            8,804      6,226      2,940        917
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.907     $1.870         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.907     $1.907         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,326      1,387         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.897         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,220         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.900     $1.865         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.897     $1.900         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,220        941         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.896         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              133         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.895         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              127         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.899         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.894         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              139         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.563     $2.414     $2.217     $2.211
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.738     $2.563     $2.414     $2.217
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           94,164     60,191     43,651     52,197
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.553     $2.408     $2.214     $2.232
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.723     $2.553     $2.408     $2.214
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,519      1,526        606        270
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.558     $2.434         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.727     $2.558         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,012        302         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.712         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,201         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $2.548     $2.428         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.712     $2.548         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,201        305         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.710         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              149         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.710         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               12         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $2.708         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               40         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.929         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.730         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            7,631         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.729         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              199         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.729         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               90         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,286         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,286         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               49         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.727         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               58         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.727         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               15         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.622     $1.931     $2.251     $1.374
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.118     $1.622     $1.931     $2.251
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          218,257    249,660    269,723    198,856
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.616     $1.926     $2.248     $1.510
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.112     $1.616     $1.926     $2.248
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            7,442      7,567      6,960      1,735
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.620     $1.856         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.114     $1.620         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,882      1,244         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.108         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,644         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.613     $1.851         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.108     $1.613         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,644        656         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.107         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              144         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.107         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               51         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.106         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               59         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $5.710     $6.587     $7.176     $6.066
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.271     $5.710     $6.587     $7.176
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          522,928    614,994    655,469    638,407
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $5.687     $6.571     $7.169     $6.716
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.248     $5.687     $6.571     $7.169
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           13,876     15,526     14,517      5,859
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $5.699     $6.708         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.255     $5.699         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4,458      3,450         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.232         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,830         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $5.676     $6.691         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.232     $5.676         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3,830      1,174         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.229         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              212         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.228         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              107         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $4.225         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               74         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.007         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.072         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          159,439         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.071         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4,334         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.071         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,762         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.070         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            7,799         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.070         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            7,799         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.069         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              535         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.069         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              178         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $1.068         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              190         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $1.000     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.764     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           46,156     19,695         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.999     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.762     $0.999         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,819      1,087         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.999     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.762     $0.999         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1,623        782         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.760         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,764         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.998     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.760     $0.998         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,764        309         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               81         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               86         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               75         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
SUB-ACCOUNT                                                                           2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.975         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.797         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2,475         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.796         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              147         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.796         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               37         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              818         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              818         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               19         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               37         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $0.794         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               65         --         --         --
---------------------------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

(c) Inception date April 30, 2002.

                                     PART A

THE DIRECTOR SELECT
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of The Director Select variable annuity. Please read it carefully.

The Director Select variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- EVERGREEN VA FOUNDATION FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Foundation Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA GROWTH FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA GROWTH AND INCOME FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Growth and Income Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT (formerly Evergreen VA International Growth Fund Sub-Account) which purchases Class 1 shares of Evergreen VA International Equity Fund of Evergreen Variable Annuity Trust.

- EVERGREEN VA OMEGA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Omega Fund of Evergreen Variable Annuity Trust.

- EVERGREEN VA SPECIAL EQUITY FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Special Equity Fund of Evergreen Variable Annuity Trust.

- EVERGREEN VA SPECIAL VALUES FUND SUB-ACCOUNT (formerly Evergreen VA Small Cap Value Fund Sub-Account) which purchases Class 1 shares of Evergreen VA Special Values Fund of the Evergreen Variable Annuity Trust.

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 30, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
--------------------------------------------------------------------------------
FEE TABLES                                                                    7
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   11
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 13
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                13
--------------------------------------------------------------------------------
  The Separate Account                                                       13
--------------------------------------------------------------------------------
  The Funds                                                                  13
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              16
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   16
--------------------------------------------------------------------------------
THE CONTRACT                                                                 17
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               17
--------------------------------------------------------------------------------
  Charges and Fees                                                           20
--------------------------------------------------------------------------------
  Principal First                                                            23
--------------------------------------------------------------------------------
  Death Benefit                                                              24
--------------------------------------------------------------------------------
  Surrenders                                                                 27
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              29
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     31
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            32
--------------------------------------------------------------------------------
  Legal Matters                                                              33
--------------------------------------------------------------------------------
  More Information                                                           33
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   34
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     38
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           39
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           43
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  46
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      47
--------------------------------------------------------------------------------

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.50%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.10%
---------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              Minimum   Maximum
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                       0.44%     1.71%
------------------------------------------------------------------------------

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                 TOTAL ANNUAL
                                                 FUND OPERATING
                                                  EXPENSES
                                                   (BEFORE        CONTRACTUAL      TOTAL
                                                 CONTRACTUAL FEE      FEE         ANNUAL
                                                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES      EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------

Evergreen VA Foundation
  Fund -- Class I              0.75%     0.16%          0.91%             N/A        0.91%
-------------------------------------------------------------------------------------------
Evergreen VA Fund --
  Class I                      0.75%     0.23%          0.98%             N/A        0.98%
-------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
  -- Class I (1)               0.70%     0.45%          1.15%             N/A        1.15%
-------------------------------------------------------------------------------------------
Evergreen VA Growth and
  Income Fund -- Class 1       0.75%     0.18%          0.93%             N/A        0.93%
-------------------------------------------------------------------------------------------
Evergreen VA
  International Equity
  Fund -- Class I (1)          0.66%     0.73%          1.39%             N/A        1.39%
-------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
  -- Class I                   0.52%     0.18%          0.70%             N/A        0.70%
-------------------------------------------------------------------------------------------
Evergreen VA Special
  Equity Fund -- Class I
  (1)                          0.92%     0.26%          1.18%             N/A        1.18%
-------------------------------------------------------------------------------------------
Evergreen VA Special
  Values Fund -- Class I
  (1)                          0.87%     0.26%          1.13%             N/A        1.13%
-------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund -- Class IA             0.63%     0.04%          0.67%             N/A        0.67%
-------------------------------------------------------------------------------------------
Hartford Bond HLS Fund --
  Class IA                     0.47%     0.04%          0.51%             N/A        0.51%
-------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS Fund
  -- Class IA                  0.64%     0.05%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Disciplined
  Equity HLS Fund --
  Class IA                     0.75%     0.04%          0.79%             N/A        0.79%
-------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund --
  Class IA                     0.65%     0.04%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Equity Income
  HLS Fund -- Class IA         0.83%     0.15%          0.98%             N/A        0.98%
-------------------------------------------------------------------------------------------
Hartford Focus HLS Fund
  -- Class IA                  0.85%     0.03%          0.88%             N/A        0.88%
-------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund -- Class IA         0.77%     0.06%          0.83%             N/A        0.83%
-------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS Fund
  -- Class IA                  0.85%     0.16%          1.01%             N/A        1.01%
-------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund --
  Class IA                     0.85%     0.30%          1.15%             N/A        1.15%
-------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund -- Class IA         0.85%     0.05%          0.90%             N/A        0.90%
-------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund -- Class IA         0.74%     0.07%          0.81%             N/A        0.81%
-------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund --
  Class IA                     0.85%     0.06%          0.91%             N/A        0.91%
-------------------------------------------------------------------------------------------
Hartford Growth HLS Fund
  -- Class IA                  0.83%     0.16%          0.99%             N/A        0.99%
-------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS Fund
  -- Class IA                  0.62%     0.04%          0.66%             N/A        0.66%
-------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund -- Class IA             0.78%     0.04%          0.82%             N/A        0.82%
-------------------------------------------------------------------------------------------
Hartford Index HLS Fund
  -- Class IA                  0.40%     0.04%          0.44%             N/A        0.44%
-------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund -- Class IA         0.85%     0.41%          1.26%             N/A        1.26%
-------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS Fund
  -- Class IA                  0.72%     0.09%          0.81%             N/A        0.81%
-------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS Fund
  -- Class IA                  0.85%     0.86%          1.71%             N/A        1.71%
-------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund
  -- Class IA                  0.68%     0.04%          0.72%             N/A        0.72%
-------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund -- Class IA             0.82%     0.06%          0.88%             N/A        0.88%
-------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund -- Class IA             0.45%     0.04%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                 TOTAL ANNUAL
                                                 FUND OPERATING
                                                  EXPENSES
                                                   (BEFORE        CONTRACTUAL      TOTAL
                                                 CONTRACTUAL FEE      FEE         ANNUAL
                                                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  OTHER     EXPENSE REIM-      EXPENSE       OPERATING
                             FEES      EXPENSES  BURSEMENTS)      REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------

Hartford Mortgage
  Securities HLS Fund --
  Class IA                     0.45%     0.04%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund -- Class IA         0.64%     0.05%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund -- Class IA         0.73%     0.04%          0.77%             N/A        0.77%
-------------------------------------------------------------------------------------------
Hartford Stock HLS Fund
  -- Class IA                  0.46%     0.03%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund --
  Class IA                     0.46%     0.03%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford Value HLS Fund
  -- Class IA                  0.83%     0.06%          0.89%             N/A        0.89%
-------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS Fund
  -- Class IA                  0.69%     0.04%          0.73%             N/A        0.73%
-------------------------------------------------------------------------------------------

(1) From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment adviser may cease these waivers or reimbursements at any time. Total Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements.

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $1,026
---------------------------------------------------------
3 years                                             $1,758
---------------------------------------------------------
5 years                                             $2,408
---------------------------------------------------------
10 years                                            $4,170
---------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $ 391
---------------------------------------------------------
3 years                                             $1,199
---------------------------------------------------------
5 years                                             $2,024
---------------------------------------------------------
10 years                                            $4,161
---------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $ 398
---------------------------------------------------------
3 years                                             $1,207
---------------------------------------------------------
5 years                                             $2,032
---------------------------------------------------------
10 years                                            $4,170
---------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            3/10/03        A+   Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                       12/31/02       AA-   Financial strength
---------------------------------------------------------------------------------
 Fitch                                   10/30/02       AA    Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA Growth and Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, and Evergreen VA Special Values Fund are series of Evergreen Variable Annuity Trust, a Delaware statutory trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.

The shares of each Evergreen VA Fund have been divided into Class 1 and Class 2. Only Class 1 shares are available in this Contract.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

EVERGREEN VA FOUNDATION FUND -- Seeks capital growth and current income.

EVERGREEN VA FUND -- Seeks long-term capital growth.

EVERGREEN VA GROWTH FUND -- Seeks to provide long-term capital growth through investment in common stock of small to mid-sized companies (i.e., companies whose market capitalization fall within the range tracked by the Russell 2000-Registered Trademark- Growth Index, at the time of purchase).

EVERGREEN VA GROWTH AND INCOME FUND -- Seeks capital growth in the value of its shares and current income.

EVERGREEN VA INTERNATIONAL EQUITY FUND (formerly Evergreen VA International Growth Fund) -- Seeks long-term capital growth and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; and may purchase securities across all market capitalizations.

EVERGREEN VA OMEGA FUND -- Seeks long-term capital growth through investment in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.

EVERGREEN VA SPECIAL EQUITY FUND -- Seeks capital growth through investment in common stocks of small U.S. companies (i.e., companies whose market capitalization fall within the range tracked by the Russell 2000-Registered Trademark- Index, at the time of purchase).

EVERGREEN VA SPECIAL VALUES FUND (formerly Evergreen VA Small Cap Value Fund) -- Seeks capital growth in the value of its shares.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

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                                                                              17
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED
ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

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18
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before May 1, 2002. Series IIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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                                                                              19
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

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                                                                              21
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been inforce.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

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The Optional Death Benefit may not be available if the Contract Owner or
Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from

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28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

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                                                                              29
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS
PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

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30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the

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                                                                              31
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select


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32
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-

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dealers or financial institutions, will be made by HSD, its affiliates or
Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of

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    the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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       value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the

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taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
PERFORMANCE TABLES
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There is no information for Evergreen VA Growth and Income Fund and Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Accounts had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.814      $0.965          --          --(b)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.777      $0.871          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          --          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.735          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.764          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          92          --          --          --
---------------------------------------------------------------------------------
EVERGREEN VA FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.618          --          --          --(c)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.517          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          --          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.489          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.513          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          --          --          --          --
---------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.120      $1.215      $1.086      $0.907
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.808      $1.120      $1.215      $1.086
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         454         657         872         806
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.541          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.581          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          --          --          --          --
---------------------------------------------------------------------------------

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL
  EQUITY FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.068      $1.321      $1.409      $1.109
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.944      $1.068      $1.321      $1.409
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         666       1,056       1,240       1,350
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.609          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.582          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          98          --          --          --
---------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.736      $0.874      $1.000          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.542      $0.736      $0.874          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          29          29         174          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.397          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.420          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          68          --          --          --
---------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.355          --          --          --(c)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.074          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          20          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.048          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.065          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           6          --          --          --
---------------------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.807      $0.890      $1.000          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.581      $0.807      $0.890          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          --          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.482          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.504          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          --          --          --          --
---------------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $4.434      $4.708      $4.803      $4.398
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $3.775      $4.434      $4.708      $4.803
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)   1,098,795   1,267,553   1,358,395   1,425,393
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $3.589          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $3.734          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         146          --          --          --
---------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $2.593      $2.416      $2.185      $2.258
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $2.819      $2.593      $2.416      $2.185
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     279,414     243,035     184,934     197,575
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $2.640          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $2.789          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         121          --          --          --
---------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $7.709      $8.388      $7.501      $5.526
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $6.113      $7.709      $8.388      $7.501
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     474,117     551,294     573,419     537,835
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $5.451          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $6.048          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         147          --          --          --
---------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $2.669      $2.816      $2.570      $2.471
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $2.261      $2.669      $2.816      $2.570
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     679,820     690,922     678,899     760,046
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $2.133          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $2.236          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         243          --          --          --
---------------------------------------------------------------------------------

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.031      $1.000          --          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.767      $1.031          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      26,548      16,775          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.698          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.762          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          29          --          --          --
---------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.533      $1.656      $1.796      $1.476
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.378      $1.533      $1.656      $1.796
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     123,500     139,322     152,814     149,495
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.334          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.364          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           2          --          --          --
---------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.711      $1.000          --          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.496      $0.711          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       4,222       1,221          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.397          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.492          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           3          --          --          --
---------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL
  SERVICES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.952      $1.000          --          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.763      $0.952          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       5,328       3,277          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.756          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.757          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           1          --          --          --
---------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.481      $1.469      $1.000          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.214      $1.481      $1.469          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      59,531      67,198      45,574          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.131          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.203          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          44          --          --          --
---------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.476      $1.792      $1.952      $1.315
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.174      $1.476      $1.792      $1.952
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     149,612     173,294     174,669      54,890
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.132          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.161          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          22          --          --          --
---------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.473      $0.621      $1.000          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.287      $0.473      $0.621          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      70,939      83,872      53,985          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.257          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.284          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           4          --          --          --
---------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.204      $1.325      $1.422      $1.182
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.896      $1.204      $1.325      $1.422
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     187,354     190,354     156,473      78,909
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.840          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.886          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          50          --          --          --
---------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.976          --          --          --(d)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.858          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       4,478          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.768          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.855          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          50          --          --          --
---------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.986          --          --          --(d)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.768          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       2,200          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.716          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.765          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         191          --          --          --
---------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.083      $1.068      $1.070      $1.035
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.996      $1.083      $1.068      $1.070
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      66,625      56,423      29,644      20,235
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.938          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.985          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          80          --          --          --
---------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $4.340      $5.012      $5.608      $4.712
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $3.324      $4.340      $5.012      $5.608
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     146,694     178,287     194,774     191,225
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $3.125          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $3.288          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          11          --          --          --
---------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.854      $1.000          --          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.699      $0.854          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      15,665       5,121          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.708          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.693          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          22          --          --          --
---------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.489      $1.856      $2.267      $1.641
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.207      $1.489      $1.856      $2.267
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     281,655     339,519     399,368     391,871
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.216          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.194          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          35          --          --          --
---------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.932      $1.000          --          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.874      $0.932          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       8,439         865          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.907          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.867          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)           9          --          --          --
---------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $2.423      $2.546      $2.056      $1.371
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $2.053      $2.423      $2.546      $2.056
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     304,733     376,063     377,347     181,142
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.914          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $2.031          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          --          --          --          --
---------------------------------------------------------------------------------

54
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.991      $1.000          --          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.852      $0.991          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     155,364      51,670          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.821          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.846          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         315          --          --          --
---------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.911      $1.863      $1.777      $1.716
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.915      $1.911      $1.863      $1.777
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     293,058     276,875     180,014     270,072
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.899          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.894          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         139          --          --          --
---------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $2.563      $2.414      $2.217      $2.211
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $2.738      $2.563      $2.414      $2.217
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      94,164      60,191      43,651      52,197
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $2.671          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $2.708          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          40          --          --          --
---------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.929          --          --          --(d)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.730          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       7,631          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.672          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.727          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          15          --          --          --
---------------------------------------------------------------------------------

                                                                              55
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.622      $1.931      $2.251      $1.374
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.118      $1.622      $1.931      $2.251
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     218,257     249,660     269,723     198,856
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.080          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.106          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          59          --          --          --
---------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $5.710      $6.587      $7.176      $6.066
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $4.271      $5.710      $6.587      $7.176
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     522,928     614,994     655,469     638,407
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $3.999          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $4.225          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          74          --          --          --
---------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
  SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.007          --          --          --(d)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.072          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)     159,439          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.042          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $1.068          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)         190          --          --          --
---------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $1.000      $1.000          --          --
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.764      $1.000          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      46,156      19,695          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.750          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.759          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          75          --          --          --
---------------------------------------------------------------------------------

56
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                -------------------------------------------------
SUB-ACCOUNT                        2002        2001        2000        1999
---------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.975          --          --          --(d)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.797          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       2,475          --          --          --
---------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period           $0.738          --          --          --(a)
---------------------------------------------------------------------------------
    Accumulation Unit Value at
      end of period                 $0.794          --          --          --
---------------------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)          65          --          --          --
---------------------------------------------------------------------------------

 (a)  Inception date August 5, 2002.

 (b)  Inception date May 31, 2002.

 (c)  Inception date April 30, 2002.

 (d)  Inception date June 14, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II and Series IIR of The Director Select variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                SERIES II AND SERIES IIR OF THE DIRECTOR SELECT

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $223,658,182; 2001: $187,101,146; and 2000: $190,239,543.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Evergreen VA Growth and Income Fund and Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund                                  03/01/96            -31.35%          -10.92%             N/A            -1.71%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                       03/01/96            -19.82%           -5.76%             N/A             1.26%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund                           03/02/98            -35.66%             N/A              N/A            -8.36%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund             08/17/98            -20.56%             N/A              N/A            -7.92%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                            03/06/97            -34.26%           -4.41%             N/A            -2.41%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund                   09/29/99            -35.91%             N/A              N/A           -16.02%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Values Fund                   05/01/98            -22.51%             N/A              N/A             1.73%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                         05/20/91            -23.61%           -2.29%            5.22%            5.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                             05/20/91             -1.28%            2.29%            3.47%            4.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund             05/20/91            -29.04%            1.71%            9.20%           11.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund               05/29/98            -33.59%             N/A              N/A            -6.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund              03/09/94            -24.01%           -2.48%             N/A             7.83%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                            04/30/01            -33.53%             N/A              N/A           -21.34%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                  03/01/95            -19.16%           -2.62%             N/A             1.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund            12/27/00            -37.91%             N/A              N/A           -39.22%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund        12/27/00            -28.28%             N/A              N/A           -19.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                    05/01/00            -26.54%             N/A              N/A             2.64%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                   10/01/98            -28.86%             N/A              N/A             0.05%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                05/01/00            -46.39%             N/A              N/A           -44.63%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                           05/01/02               N/A              N/A              N/A           -22.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund             05/20/91            -36.34%           -2.95%            3.15%            5.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                       10/01/98            -17.27%             N/A              N/A            -4.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                            05/01/87            -31.56%           -5.62%            5.52%            6.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                          04/30/01            -26.76%             N/A              N/A           -26.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund      05/20/91            -27.42%           -7.38%            0.57%           -0.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund      04/30/01            -15.61%             N/A              N/A           -14.58%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                           07/30/97            -24.01%           10.90%             N/A            12.46%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                     04/30/01            -22.90%             N/A              N/A           -16.03%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                     05/20/91             -9.60%           -0.74%            0.21%            0.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund              05/20/91             -3.19%            1.83%            2.75%            3.19%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                  05/02/94            -37.43%           -0.03%             N/A             2.74%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                    08/09/96            -38.71%           -5.39%             N/A            -1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                            05/20/91            -33.22%           -4.73%            6.10%            6.25%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund       05/20/91             -0.64%            2.32%            2.68%            3.31%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                            04/30/01            -31.74%             N/A              N/A           -21.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund              05/01/96            -33.86%           -4.05%             N/A             1.79%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                    FUND                                                               SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund                  03/03/98             -23.48%             N/A              N/A            -2.97%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fund                                 03/01/96             -23.18%           -7.10%             N/A             0.93%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                      03/01/96             -10.79%           -2.02%             N/A             3.91%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund                          03/02/98             -27.82%             N/A              N/A            -4.31%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund            08/17/98             -11.58%             N/A              N/A            -3.52%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                           03/06/97             -26.31%           -1.20%             N/A             0.58%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund                  09/29/99             -28.08%             N/A              N/A           -10.40%
---------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Special Values Fund                  05/01/98             -13.68%             N/A              N/A             5.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        03/31/83             -14.86%            1.11%            7.28%            9.00%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            08/31/77               8.72%            5.93%            6.12%            7.38%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            04/02/84             -20.70%            4.76%           10.94%           13.08%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund              05/29/98             -25.59%             N/A              N/A            -2.37%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94             -15.29%            1.02%             N/A             9.70%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01             -25.53%             N/A              N/A           -14.64%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95             -10.08%            0.89%             N/A             4.18%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00             -30.24%             N/A              N/A           -33.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00             -19.88%             N/A              N/A           -13.60%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00             -18.01%             N/A              N/A             7.54%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98             -20.51%             N/A              N/A             3.84%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund               05/01/00             -39.35%             N/A              N/A           -37.35%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                          05/01/02                N/A              N/A              N/A           -14.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            03/24/87             -28.55%            0.14%            5.27%            7.44%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98              -8.05%             N/A              N/A            -0.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/01/87             -23.41%           -2.26%            7.39%            7.97%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01             -18.24%             N/A              N/A           -19.40%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund     07/02/90             -18.95%           -3.85%            2.71%            1.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund     04/30/01              -6.26%             N/A              N/A            -7.75%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97             -15.29%           13.36%             N/A            14.75%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01             -14.10%             N/A              N/A            -9.37%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80               0.21%            3.01%            3.17%            5.57%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             01/01/85               6.81%            5.47%            5.49%            7.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                 05/02/94             -29.72%            2.82%             N/A             5.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96             -31.10%           -2.16%             N/A             1.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           08/31/77             -25.19%           -1.48%            7.92%           10.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      03/24/87               9.36%            5.95%            5.45%            5.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01             -23.60%             N/A              N/A           -15.28%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96             -25.88%           -0.55%             N/A             4.37%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                             YIELD            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                              -0.25%                -0.24%
--------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              3.71%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        7.83%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               2.03%
---------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                        1.38%
---------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information. There is no information for Evergreen Growth and Income Fund and Hartford Equity Income HLS Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.814     $0.965         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.777     $0.871         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.811     $0.963         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.774     $0.868         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.805     $0.957         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.768     $0.863         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                95         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.735         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.765         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                59         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.802     $0.956         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.765     $0.860         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                59         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.735         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.764         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.733         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               172         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.735         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.764         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                92         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.618         --         --         --(c)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.517         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.616         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.515         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.616         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.515         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.489         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.513         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.615         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.513         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.489         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.513         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.836         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.878         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.489         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.513         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.120     $1.215     $1.086     $0.907
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.808     $1.120     $1.215     $1.086
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               454        657        872        806
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.115     $1.212     $1.085     $0.799
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.804     $1.115     $1.212     $1.085
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                13         13         20         13
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.811     $0.899         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.584     $0.811         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               318        133         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.541         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.582         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 5         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.809     $0.898         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.582     $0.809         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 5         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.541         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.581         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.539         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.579         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               319         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.541         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.581         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.068     $1.321     $1.409     $1.109
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.944     $1.068     $1.321     $1.409
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               666      1,056      1,240      1,350
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.063     $1.318     $1.407     $1.222
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.939     $1.063     $1.318     $1.407
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 8          8          8          8
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.663     $0.818         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.585     $0.663         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               417        286         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.610         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.583         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               206         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.661     $0.817         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.583     $0.661         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               206        169         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.610         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.582         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.608         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.580         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               304         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.609         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.582         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                98         --         --         --
---------------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.736     $0.874     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.542     $0.736     $0.874         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                29         29        174         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.734     $0.873     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.540     $0.734     $0.873         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.575     $0.700         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.423     $0.575         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,207        813         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.421         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               124         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.573     $0.699         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.421     $0.573         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               124        131         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.421         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.396         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.419         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               696         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.420         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                68         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.355         --         --         --(c)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.074         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                20         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.352         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.071         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.351         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.070         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                28         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.048         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.067         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.348         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.067         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.048         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.066         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.816         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.830         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               236         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.048         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.065         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 6         --         --         --
---------------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.807     $0.890     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.581     $0.807     $0.890         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.805     $0.888     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.578     $0.805     $0.888         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.706     $0.777         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.507     $0.706         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                77         37         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.482         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.504         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.704     $0.776         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.504     $0.704         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.482         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.504         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.481         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.503         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                89         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.482         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.504         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $4.434     $4.708     $4.803     $4.398
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.775     $4.434     $4.708     $4.803
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                         1,098,795  1,267,553  1,358,395  1,425,393
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $4.416     $4.696     $4.798     $4.663
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.754     $4.416     $4.696     $4.798
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            18,905     19,558     16,402      7,318
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $4.426     $4.767         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.760     $4.426         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,893      5,847         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.740         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             9,973         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $4.408     $4.754         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.740     $4.408         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             9,973      2,085         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.737         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               382         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.736         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               303         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.734         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               146         --         --         --
---------------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.593     $2.416     $2.185     $2.258
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.819     $2.593     $2.416     $2.185
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           279,414    243,035    184,934    197,575
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.583     $2.410     $2.182     $2.234
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.804     $2.583     $2.410     $2.182
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,271      5,611      2,827      1,185
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $2.588     $2.450         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.808     $2.588         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,099      2,043         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.793         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,540         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.578     $2.444         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.793     $2.578         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,540      1,175         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.791         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               217         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.791         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               103         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.789         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               121         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $7.709     $8.388     $7.501     $5.526
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.113     $7.709     $8.388     $7.501
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           474,117    551,294    573,419    537,835
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $7.678     $8.367     $7.494     $6.255
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.080     $7.678     $8.367     $7.494
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,801      8,950      7,125      2,064
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $7.695     $8.843         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.090     $7.695         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,328      3,892         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.057         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,381         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $7.664     $8.820         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.057     $7.664         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,381      1,167         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.053         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               244         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.052         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               154         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.048         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               147         --         --         --
---------------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.669     $2.816     $2.570     $2.471
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.261     $2.669     $2.816     $2.570
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           679,820    690,922    678,899    760,046
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.658     $2.809     $2.567     $2.655
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.248     $2.658     $2.809     $2.567
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            11,719      9,103      5,687      2,453
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $2.664     $2.754         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.252     $2.664         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             6,905      4,063         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.240         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            10,663         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.653     $2.747         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.240     $2.653         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            10,663      1,722         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.238         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               481         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.238         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               368         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.236         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               243         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.031     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.767     $1.031         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            26,548     16,775         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.029     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.765     $1.029         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               868        578         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.029     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.765     $1.029         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,837      1,019         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.763         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,190         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.028     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.763     $1.028         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,190        284         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                75         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 5         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                29         --         --         --
---------------------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.533     $1.656     $1.796     $1.476
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.378     $1.533     $1.656     $1.796
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           123,500    139,322    152,814    149,495
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.527     $1.652     $1.794     $1.576
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.371     $1.527     $1.652     $1.794
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,292      2,529      2,288        954
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.530     $1.656         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.373     $1.530         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               743        353         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.366         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,068         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.524     $1.651         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.366     $1.524         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,068        196         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.365         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                24         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.365         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 3         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.364         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 2         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.711     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.496     $0.711         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,222      1,221         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.710     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.494     $0.710         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               201         22         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.710     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.494     $0.710         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                63         37         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.493         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               367         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.709     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.493     $0.709         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               367         99         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 9         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 3         --         --         --
---------------------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.952     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.763     $0.952         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,328      3,277         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.951     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.761     $0.951         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               392        180         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.951     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.760     $0.951         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               263        118         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.758         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               426         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.950     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.758     $0.950         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               426         74         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.758         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 2         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.757         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                20         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.757         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 1         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.481     $1.469     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.214     $1.481     $1.469         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            59,531     67,198     45,574         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.477     $1.468     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.209     $1.477     $1.468         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,528      3,677      2,127         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.478     $1.387         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.210     $1.478         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,214      1,627         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.205         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,053         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.474     $1.386         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.205     $1.474         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,053        729         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.204         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                47         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.204         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                49         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.203         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                44         --         --         --
---------------------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.476     $1.792     $1.952     $1.315
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.174     $1.476     $1.792     $1.952
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           149,612    173,294    174,669     54,890
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.470     $1.788     $1.951     $1.451
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.167     $1.470     $1.788     $1.951
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,790      8,750      7,682      1,465
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.474     $1.773         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.169     $1.474         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,358      2,825         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.163         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,355         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.468     $1.769         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.163     $1.468         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,355        565         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.162         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                49         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.162         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                48         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.161         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                22         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.473     $0.621     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.287     $0.473     $0.621         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            70,939     83,872     53,985         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.472     $0.620     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.286     $0.472     $0.620         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,939      4,200      2,603         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.473     $0.729         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.286     $0.473         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,131      1,864         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,285         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.471     $0.728         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.285     $0.471         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,285        629         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 1         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                37         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.284         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 4         --         --         --
---------------------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.204     $1.325     $1.422     $1.182
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.896     $1.204     $1.325     $1.422
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           187,354    190,354    156,473     78,909
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.199     $1.322     $1.420     $1.281
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.891     $1.199     $1.322     $1.420
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            10,718     10,571      8,838      3,576
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.201     $1.390         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.892     $1.201         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,699      2,500         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,557         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.197     $1.387         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.887     $1.197         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,557      1,104         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               152         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                30         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.886         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                50         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.976         --         --         --(d)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.858         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,478         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.000         --         --         --(d)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.858         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               311         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.000         --         --         --(d)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.857         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               116         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,451         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.000         --         --         --(d)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,451         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               181         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               121         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.855         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                50         --         --         --
---------------------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.986         --         --         --(d)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.768         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,200         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.767         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               118         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.767         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                73         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,462         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,462         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                67         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                88         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.765         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               191         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.083     $1.068     $1.070     $1.035
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.996     $1.083     $1.068     $1.070
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            66,625     56,423     29,644     20,235
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.079     $1.065     $1.069     $1.084
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.990     $1.079     $1.065     $1.069
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,543      2,770      2,132        481
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.081     $1.128         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.992     $1.081         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,155        794         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,359         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.077     $1.125         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.986     $1.077         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,359        766         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               112         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                51         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.985         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                80         --         --         --
---------------------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $4.340     $5.012     $5.608     $4.712
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.324     $4.340     $5.012     $5.608
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           146,694    178,287    194,774    191,225
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $4.323     $4.999     $5.602     $5.182
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.306     $4.323     $4.999     $5.602
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,443      3,811      3,552      1,310
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $4.332     $5.175         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.311     $4.332         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,243        890         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.293         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,091         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $4.315     $5.161         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.293     $4.315         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,091        212         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.291         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               123         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.290         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                28         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.288         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                11         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.854     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.699     $0.854         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            15,665      5,121         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.854     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.697     $0.854         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               754        225         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.853     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.696     $0.853         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               816        236         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,405         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.852     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.694     $0.852         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,405         64         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                59         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                26         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.693         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                22         --         --         --
---------------------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.489     $1.856     $2.267     $1.641
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.207     $1.489     $1.856     $2.267
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           281,655    339,519    399,368    391,871
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.483     $1.851     $2.265     $1.806
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.201     $1.483     $1.851     $2.265
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,970      4,466      4,366        970
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.487     $1.842         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.203     $1.487         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               891        733         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.196         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,320         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.481     $1.838         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.196     $1.481         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,320        394         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.195         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                27         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.195         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                10         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.194         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                35         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.932     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.874     $0.932         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,439        865         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.931     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.871     $0.931         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               287         57         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.931     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.871     $0.931         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               142         20         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.869         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               483         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.930     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.869     $0.930         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               483         51         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.868         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 5         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.868         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 8         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.867         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 9         --         --         --
---------------------------------------------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.423     $2.546     $2.056     $1.371
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.053     $2.423     $2.546     $2.056
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           304,733    376,063    377,347    181,142
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.414     $2.540     $2.054     $1.589
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.042     $2.414     $2.540     $2.054
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            11,277     13,702     11,574      3,185
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $2.419     $2.573         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.045     $2.419         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,640      4,091         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.034         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,102         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.409     $2.566         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.034     $2.409         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,102        869         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.033         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                69         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.032         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                14         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.031         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.991     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.852     $0.991         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           155,364     51,670         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.991     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.850     $0.991         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,720      1,477         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.990     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.849     $0.990         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             6,377      2,699         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.847         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,818         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.989     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.847     $0.989         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,818      1,171         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               480         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               158         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               315         --         --         --
---------------------------------------------------------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.911     $1.863     $1.777     $1.716
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.915     $1.911     $1.863     $1.777
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           293,058    276,875    180,014    270,072
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.903     $1.858     $1.776     $1.735
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.904     $1.903     $1.858     $1.776
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,804      6,226      2,940        917
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.907     $1.870         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.907     $1.907         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,326      1,387         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.897         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,220         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.900     $1.865         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.897     $1.900         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,220        941         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.896         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               133         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.895         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               127         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.899         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.894         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               139         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.563     $2.414     $2.217     $2.211
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.738     $2.563     $2.414     $2.217
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            94,164     60,191     43,651     52,197
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.553     $2.408     $2.214     $2.232
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.723     $2.553     $2.408     $2.214
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,519      1,526        606        270
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $2.558     $2.434         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.727     $2.558         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,012        302         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.712         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,201         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.548     $2.428         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.712     $2.548         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,201        305         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.710         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               149         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.710         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                12         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.708         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                40         --         --         --
---------------------------------------------------------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.929         --         --         --(d)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.730         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,631         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.729         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               199         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.729         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                90         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,286         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,286         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                49         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.727         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                58         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.727         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                15         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.622     $1.931     $2.251     $1.374
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.118     $1.622     $1.931     $2.251
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           218,257    249,660    269,723    198,856
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.616     $1.926     $2.248     $1.510
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.112     $1.616     $1.926     $2.248
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,442      7,567      6,960      1,735
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.620     $1.856         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.114     $1.620         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,882      1,244         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.108         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,644         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.613     $1.851         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.108     $1.613         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,644        656         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.107         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               144         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.107         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                51         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.106         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                59         --         --         --
---------------------------------------------------------------------------------------------------------------------

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $5.710     $6.587     $7.176     $6.066
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.271     $5.710     $6.587     $7.176
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           522,928    614,994    655,469    638,407
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $5.687     $6.571     $7.169     $6.716
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.248     $5.687     $6.571     $7.169
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            13,876     15,526     14,517      5,859
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $5.699     $6.708         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.255     $5.699         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,458      3,450         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.232         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,830         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $5.676     $6.691         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.232     $5.676         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,830      1,174         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.229         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               212         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.228         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               107         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.225         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                74         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.007         --         --         --(d)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.072         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           159,439         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.071         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,334         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.071         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,762         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.070         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,799         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.070         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,799         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.069         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               535         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.069         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               178         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.068         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               190         --         --         --
---------------------------------------------------------------------------------------------------------------------

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.000     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.764     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            46,156     19,695         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.999     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762     $0.999         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,819      1,087         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.999     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762     $0.999         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,623        782         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.760         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,764         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.998     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.760     $0.998         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,764        309         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                81         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                86         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                75         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.975         --         --         --(d)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.797         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,475         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.796         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               147         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.796         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                37         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               818         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               818         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                19         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                37         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.794         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                65         --         --         --
---------------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

(c) Inception date April 30, 2002.

(d) Inception date June 14, 2002.

                                     PART A

THE DIRECTOR SOLUTION
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of The Director Solution variable annuity. Please read it carefully.

The Director Solution variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH V.I. FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth V.I. Fund of Merrill Lynch Variable Series Funds, Inc.

- MERRILL LYNCH LARGE CAP GROWTH V.I. FUND SUB-ACCOUNT which purchases Class I shares of the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds, Inc.

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 30, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
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FEE TABLES                                                                    6
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HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
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  Hartford Life and Annuity Insurance Company                                11
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  The Separate Account                                                       11
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  The Funds                                                                  11
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PERFORMANCE RELATED INFORMATION                                              13
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FIXED ACCUMULATION FEATURE                                                   14
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THE CONTRACT                                                                 15
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  Purchases and Contract Value                                               15
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  Charges and Fees                                                           18
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  Principal First                                                            20
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  Death Benefit                                                              22
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  Surrenders                                                                 25
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ANNUITY PAYOUTS                                                              27
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OTHER PROGRAMS AVAILABLE                                                     29
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OTHER INFORMATION                                                            30
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  Legal Matters                                                              31
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  More Information                                                           31
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FEDERAL TAX CONSIDERATIONS                                                   32
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           41
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  44
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APPENDIX IV -- ACCUMULATION UNIT VALUES                                      45
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

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.50%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.10%
---------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                     Minimum     Maximum
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                              0.44%         1.71%
----------------------------------------------------------------------------------------

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING
FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                 TOTAL ANNUAL
                                                 FUND OPERATING
                                                  EXPENSES
                                                   (BEFORE                         TOTAL
                                                 CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                                 WAIVERS OR       FEE WAIVERS OR   FUND
                           MANAGEMENT  OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES      EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
-------------------------------------------------------------------------------------------

Merrill Lynch Global
  Growth V.I. Fund --
  Class A                      0.75%     0.13%          0.88%             N/A        0.88%
-------------------------------------------------------------------------------------------
Merrill Lynch Large Cap
  Growth V.I. Fund --
  Class I (1)                  0.65%     0.17%          0.82%             N/A        0.82%
-------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund -- Class IA             0.63%     0.04%          0.67%             N/A        0.67%
-------------------------------------------------------------------------------------------
Hartford Bond HLS Fund --
  Class IA                     0.47%     0.04%          0.51%             N/A        0.51%
-------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS
  Fund -- Class IA             0.64%     0.05%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Disciplined
  Equity HLS Fund --
  Class IA                     0.75%     0.04%          0.79%             N/A        0.79%
-------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund --
  Class IA                     0.65%     0.04%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Equity Income
  HLS Fund -- Class IA         0.83%     0.15%          0.98%             N/A        0.98%
-------------------------------------------------------------------------------------------
Hartford Focus HLS
  Fund -- Class IA             0.85%     0.03%          0.88%             N/A        0.88%
-------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund -- Class IA         0.77%     0.06%          0.83%             N/A        0.83%
-------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS
  Fund -- Class IA             0.85%     0.16%          1.01%             N/A        1.01%
-------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund --
  Class IA                     0.85%     0.30%          1.15%             N/A        1.15%
-------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund -- Class IA         0.85%     0.05%          0.90%             N/A        0.90%
-------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund -- Class IA         0.74%     0.07%          0.81%             N/A        0.81%
-------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund --
  Class IA                     0.85%     0.06%          0.91%             N/A        0.91%
-------------------------------------------------------------------------------------------
Hartford Growth HLS
  Fund -- Class IA             0.83%     0.16%          0.99%             N/A        0.99%
-------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS
  Fund -- Class IA             0.62%     0.04%          0.66%             N/A        0.66%
-------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund -- Class IA             0.78%     0.04%          0.82%             N/A        0.82%
-------------------------------------------------------------------------------------------
Hartford Index HLS
  Fund -- Class IA             0.40%     0.04%          0.44%             N/A        0.44%
-------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund -- Class IA         0.85%     0.41%          1.26%             N/A        1.26%
-------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS
  Fund -- Class IA             0.72%     0.09%          0.81%             N/A        0.81%
-------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS
  Fund -- Class IA             0.85%     0.86%          1.71%             N/A        1.71%
-------------------------------------------------------------------------------------------
Hartford MidCap HLS
  Fund -- Class IA             0.68%     0.04%          0.72%             N/A        0.72%
-------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund -- Class IA             0.82%     0.06%          0.88%             N/A        0.88%
-------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund -- Class IA             0.45%     0.04%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund --
  Class IA                     0.45%     0.04%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund -- Class IA         0.64%     0.05%          0.69%             N/A        0.69%
-------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund -- Class IA         0.73%     0.04%          0.77%             N/A        0.77%
-------------------------------------------------------------------------------------------
Hartford Stock HLS
  Fund -- Class IA             0.46%     0.03%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund --
  Class IA                     0.46%     0.03%          0.49%             N/A        0.49%
-------------------------------------------------------------------------------------------
Hartford Value HLS
  Fund -- Class IA             0.83%     0.06%          0.89%             N/A        0.89%
-------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS
  Fund -- Class IA             0.69%     0.04%          0.73%             N/A        0.73%
-------------------------------------------------------------------------------------------

(1) Merrill Lynch Large Cap Growth V.I. Fund is a newly created series of the Merrill Lynch Variable Series Funds, Inc. Since the Fund had not commenced operations as of the end of the most recent fiscal year, the operating expenses are annualized estimates.

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8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $ 1,026
-----------------------------------------------------------
3 years                                             $ 1,758
-----------------------------------------------------------
5 years                                             $ 2,408
-----------------------------------------------------------
10 years                                            $ 4,170
-----------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $   391
-----------------------------------------------------------
3 years                                             $ 1,199
-----------------------------------------------------------
5 years                                             $ 2,024
-----------------------------------------------------------
10 years                                            $ 4,161
-----------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $   398
-----------------------------------------------------------
3 years                                             $ 1,207
-----------------------------------------------------------
5 years                                             $ 2,032
-----------------------------------------------------------
10 years                                            $ 4,170
-----------------------------------------------------------

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                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If death occurs before the Annuity Commencement Date, the Death Benefit is the
greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            3/10/03        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                       12/31/02       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                   10/30/02       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Merrill Lynch Large Cap Growth V.I. Fund, a series of the Merrill Lynch Variable Series Funds, Inc. Merrill Lynch Investment Mangers, L.P. serves as the investment adviser. Merrill Lynch Asset Management, U.K. Limited serves as the investment sub-adviser.

Merrill Lynch Global Growth V.I. Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Investment Managers, L.P. (formerly Merrill Lynch Asset Management, L. P.), an indirect wholly-owned subsidiary of Merrill Lynch & Co.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

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12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The shares of each Hartford HLS Fund have been divided into Class IA and Class
IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH V.I. FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND -- Seeks long-term capital growth.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a

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                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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high level of current income consistent with prudent investment risk.
Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same

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14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally

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                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when

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we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and

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date indicated on the acknowledgement is before the close of the New York Stock
Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.
Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general

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  hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been inforce.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate

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the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was

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added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                  AND . . .               THEN THE . . .
-------------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving       The Annuitant is living    Joint Contract Owner
                              joint Contract Owner       or deceased                receives the Death
                                                                                    Benefit.
-------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving      The Annuitant is living    Designated Beneficiary
                              joint Contract Owner       or deceased                receives the Death
                                                                                    Benefit.
-------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving      The Annuitant is living    Contract Owner's estate
                              joint Contract Owner and   or deceased                receives the Death
                              the Beneficiary                                       Benefit.
                              predeceases the Contract
                              Owner
-------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is      There is no named          The Contract Owner
                              living                     Contingent Annuitant       becomes the Contingent
                                                                                    Annuitant and the
                                                                                    Contract continues. The
                                                                                    Contract Owner may waive
                                                                                    this presumption and
                                                                                    receive the Death
                                                                                    Benefit.
-------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                              living                     is living                  becomes the Annuitant,
                                                                                    and the Contract
                                                                                    continues.
-------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is a    There is no named          The Contract Owner
                              trust or other             Contingent Annuitant       receives the Death
                              non-natural person                                    Benefit.
-------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

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WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS
PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living.
If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR.

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The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.


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ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the

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Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount

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    received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

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    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

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We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
PERFORMANCE TABLES
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $  9,722   to be deducted from the Interest Accumulation Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $ 11,413   to be deducted from the Interest Accumulation Value equals
 $ 93,587   the New Interest Accumulation Value

42
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

                                                                              43
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

44
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              45
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.797      $1.049      $1.249      $1.000
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.569      $0.797      $1.049      $1.249
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          719       1,017         963          30
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.561          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.563          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           31          --          --          --
---------------------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.822      $0.917      $1.105      $1.000
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.622      $0.822      $0.917      $1.105
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        1,483       1,577       1,389          11
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.600          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.615          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          188          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $4.434      $4.708      $4.803      $4.398
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.775      $4.434      $4.708      $4.803
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,098,795   1,267,553   1,358,395   1,425,393
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.589          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.734          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          146          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.593      $2.416      $2.185      $2.258
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.819      $2.593      $2.416      $2.185
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      279,414     243,035     184,934     197,575
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.640          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.789          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          121          --          --          --
---------------------------------------------------------------------------------------------------------------

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $7.709      $8.388      $7.501      $5.526
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.113      $7.709      $8.388      $7.501
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      474,117     551,294     573,419     537,835
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $5.451          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.048          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          147          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.669      $2.816      $2.570      $2.471
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.261      $2.669      $2.816      $2.570
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      679,820     690,922     678,899     760,046
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.133          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.236          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          243          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.031      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.767      $1.031          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       26,548      16,775          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.698          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.762          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           29          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.533      $1.656      $1.796      $1.476
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.378      $1.533      $1.656      $1.796
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      123,500     139,322     152,814     149,495
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.334          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.364          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            2          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.711      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.496      $0.711          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4,222       1,221          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.397          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.492          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            3          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.952      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.763      $0.952          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        5,328       3,277          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.756          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.757          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            1          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.481      $1.469      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.214      $1.481      $1.469          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       59,531      67,198      45,574          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.131          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.203          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           44          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.476      $1.792      $1.952      $1.315
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.174      $1.476      $1.792      $1.952
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      149,612     173,294     174,669      54,890
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.132          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.161          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           22          --          --          --
---------------------------------------------------------------------------------------------------------------

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.473      $0.621      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.287      $0.473      $0.621          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       70,939      83,872      53,985          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.257          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.284          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            4          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.204      $1.325      $1.422      $1.182
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.896      $1.204      $1.325      $1.422
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      187,354     190,354     156,473      78,909
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.840          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.886          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           50          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.976          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.858          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4,478          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.768          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.855          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           50          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.986          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.768          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        2,200          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.716          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.765          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          191          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.083      $1.068      $1.070      $1.035
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.996      $1.083      $1.068      $1.070
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       66,625      56,423      29,644      20,235
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.938          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.985          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           80          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $4.340      $5.012      $5.608      $4.712
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.324      $4.340      $5.012      $5.608
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      146,694     178,287     194,774     191,225
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.125          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.288          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           11          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.854      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.699      $0.854          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       15,665       5,121          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.708          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.693          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           22          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.489      $1.856      $2.267      $1.641
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.207      $1.489      $1.856      $2.267
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      281,655     339,519     399,368     391,871
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.216          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.194          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           35          --          --          --
---------------------------------------------------------------------------------------------------------------

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.932      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.874      $0.932          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        8,439         865          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.907          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.867          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            9          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.423      $2.546      $2.056      $1.371
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.053      $2.423      $2.546      $2.056
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      304,733     376,063     377,347     181,142
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.914          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.031          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           --          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.991      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.852      $0.991          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      155,364      51,670          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.821          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.846          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          315          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.911      $1.863      $1.777      $1.716
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.915      $1.911      $1.863      $1.777
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      293,058     276,875     180,014     270,072
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.899          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.894          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          139          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.563      $2.414      $2.217      $2.211
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.738      $2.563      $2.414      $2.217
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       94,164      60,191      43,651      52,197
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.671          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.708          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           40          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.929          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.730          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        7,631          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.672          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.727          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           15          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.622      $1.931      $2.251      $1.374
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.118      $1.622      $1.931      $2.251
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      218,257     249,660     269,723     198,856
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.080          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.106          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           59          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $5.710      $6.587      $7.176      $6.066
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.271      $5.710      $6.587      $7.176
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      522,928     614,994     655,469     638,407
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.999          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.225          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           74          --          --          --
---------------------------------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.007          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.072          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      159,439          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.042          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.068          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          190          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.764      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       46,156      19,695          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.750          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.759          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           75          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.975          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.797          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        2,475          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.738          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.794          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           65          --          --          --
---------------------------------------------------------------------------------------------------------------

 (a)  Inception date August 5, 2002.
 (b)  Inception date May 31, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Director Solution variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                SERIES I AND SERIES IR OF THE DIRECTOR SOLUTION

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $223,658,182; 2001: $187,101,146; and 2000: $190,239,543.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund              06/05/98            -36.42%             N/A              N/A           -12.56%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund           04/30/99            -32.43%             N/A              N/A           -14.91%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                         05/20/91            -23.61%           -2.29%            5.22%            5.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                             05/20/91             -1.28%            2.29%            3.47%            4.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund             05/20/91            -29.04%            1.71%            9.20%           11.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund               05/29/98            -33.59%             N/A              N/A            -6.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund              03/09/94            -24.01%           -2.48%             N/A             7.83%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                            04/30/01            -33.53%             N/A              N/A           -21.34%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                  03/01/95            -19.16%           -2.62%             N/A             1.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund            12/27/00            -37.91%             N/A              N/A           -39.22%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund        12/27/00            -28.28%             N/A              N/A           -19.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                    05/01/00            -26.54%             N/A              N/A             2.64%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                   10/01/98            -28.86%             N/A              N/A             0.05%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                05/01/00            -46.39%             N/A              N/A           -44.63%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                           05/01/02               N/A              N/A              N/A           -22.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund             05/20/91            -36.34%           -2.95%            3.15%            5.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                       10/01/98            -17.27%             N/A              N/A            -4.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                            05/01/87            -31.56%           -5.62%            5.52%            6.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                          04/30/01            -26.76%             N/A              N/A           -26.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund      05/20/91            -27.42%           -7.38%            0.57%           -0.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund      04/30/01            -15.61%             N/A              N/A           -14.58%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                           07/30/97            -24.01%           10.90%             N/A            12.46%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                     04/30/01            -22.90%             N/A              N/A           -16.03%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                     05/20/91             -9.60%           -0.74%            0.21%            0.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund              05/20/91             -3.19%            1.83%            2.75%            3.19%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                  05/02/94            -37.43%           -0.03%             N/A             2.74%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                    08/09/96            -38.71%           -5.39%             N/A            -1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                            05/20/91            -33.22%           -4.73%            6.10%            6.25%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund       05/20/91             -0.64%            2.32%            2.68%            3.31%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                            04/30/01            -31.74%             N/A              N/A           -21.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund              05/01/96            -33.86%           -4.05%             N/A             1.79%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                    FUND                                                               SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund             06/05/98             -28.63%             N/A              N/A            -8.39%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund          04/30/99             -24.35%             N/A              N/A           -10.17%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        03/31/83             -14.86%            1.11%            7.28%            9.00%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            08/31/77               8.72%            5.93%            6.12%            7.38%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            04/02/84             -20.70%            4.76%           10.94%           13.08%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund              05/29/98             -25.59%             N/A              N/A            -2.37%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94             -15.29%            1.02%             N/A             9.70%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01             -25.53%             N/A              N/A           -14.64%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95             -10.08%            0.89%             N/A             4.18%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00             -30.24%             N/A              N/A           -33.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00             -19.88%             N/A              N/A           -13.60%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00             -18.01%             N/A              N/A             7.54%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98             -20.51%             N/A              N/A             3.84%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund               05/01/00             -39.35%             N/A              N/A           -37.35%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                          05/01/02                N/A              N/A              N/A           -14.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            03/24/87             -28.55%            0.14%            5.27%            7.44%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98              -8.05%             N/A              N/A            -0.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/01/87             -23.41%           -2.26%            7.39%            7.97%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01             -18.24%             N/A              N/A           -19.40%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund     07/02/90             -18.95%           -3.85%            2.71%            1.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund     04/30/01              -6.26%             N/A              N/A            -7.75%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97             -15.29%           13.36%             N/A            14.75%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01             -14.10%             N/A              N/A            -9.37%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80               0.21%            3.01%            3.17%            5.57%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             01/01/85               6.81%            5.47%            5.49%            7.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                 05/02/94             -29.72%            2.82%             N/A             5.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96             -31.10%           -2.16%             N/A             1.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           08/31/77             -25.19%           -1.48%            7.92%           10.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      03/24/87               9.36%            5.95%            5.45%            5.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01             -23.60%             N/A              N/A           -15.28%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96             -25.88%           -0.55%             N/A             4.37%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                             YIELD            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                              -0.25%                -0.24%
--------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              3.71%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        7.83%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               2.03%
---------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                        1.38%
---------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.797     $1.049     $1.249     $1.000
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.569     $0.797     $1.049     $1.249
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               719      1,017        963         30
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.794     $1.047     $1.249         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.566     $0.794     $1.047         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               249        373        325         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.796     $1.024         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.567     $0.796         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                69          7         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.561         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.564         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                24         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.793     $1.022         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.564     $0.793         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                24         24         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.561         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.564         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.718         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.722         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                91         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.561         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.563         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                31         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.822     $0.917     $1.105     $1.000
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.622     $0.822     $0.917     $1.105
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,483      1,577      1,389         11
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.819     $0.916     $1.105         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.619     $0.819     $0.916         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               210        343        283         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.820     $0.943         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.619     $0.820         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               253         28         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.600         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.616         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               304         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.817     $0.942         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.616     $0.817         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               304        239         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.600         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.616         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.737         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.757         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               436         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.600         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.615         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               188         --         --         --
---------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $4.434     $4.708     $4.803     $4.398
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.775     $4.434     $4.708     $4.803
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                         1,098,795  1,267,553  1,358,395  1,425,393
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $4.416     $4.696     $4.798     $4.663
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.754     $4.416     $4.696     $4.798
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            18,905     19,558     16,402      7,318
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $4.426     $4.767         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.760     $4.426         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,893      5,847         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.740         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             9,973         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $4.408     $4.754         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.740     $4.408         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             9,973      2,085         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.737         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               382         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.736         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               303         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $3.589         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.734         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               146         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.593     $2.416     $2.185     $2.258
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.819     $2.593     $2.416     $2.185
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           279,414    243,035    184,934    197,575
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.583     $2.410     $2.182     $2.234
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.804     $2.583     $2.410     $2.182
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,271      5,611      2,827      1,185
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $2.588     $2.450         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.808     $2.588         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,099      2,043         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.793         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,540         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.578     $2.444         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.793     $2.578         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,540      1,175         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.791         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               217         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.791         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               103         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.640         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.789         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               121         --         --         --
---------------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $7.709     $8.388     $7.501     $5.526
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.113     $7.709     $8.388     $7.501
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           474,117    551,294    573,419    537,835
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $7.678     $8.367     $7.494     $6.255
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.080     $7.678     $8.367     $7.494
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,801      8,950      7,125      2,064
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $7.695     $8.843         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.090     $7.695         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,328      3,892         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.057         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,381         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $7.664     $8.820         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.057     $7.664         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,381      1,167         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.053         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               244         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.052         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               154         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $5.451         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $6.048         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               147         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.669     $2.816     $2.570     $2.471
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.261     $2.669     $2.816     $2.570
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           679,820    690,922    678,899    760,046
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.658     $2.809     $2.567     $2.655
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.248     $2.658     $2.809     $2.567
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            11,719      9,103      5,687      2,453
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $2.664     $2.754         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.252     $2.664         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             6,905      4,063         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.240         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            10,663         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.653     $2.747         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.240     $2.653         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            10,663      1,722         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.238         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               481         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.238         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               368         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.133         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.236         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               243         --         --         --
---------------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.031     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.767     $1.031         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            26,548     16,775         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.029     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.765     $1.029         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               868        578         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.029     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.765     $1.029         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,837      1,019         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.763         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,190         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.028     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.763     $1.028         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,190        284         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                75         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 5         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.698         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                29         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.533     $1.656     $1.796     $1.476
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.378     $1.533     $1.656     $1.796
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           123,500    139,322    152,814    149,495
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.527     $1.652     $1.794     $1.576
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.371     $1.527     $1.652     $1.794
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,292      2,529      2,288        954
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.530     $1.656         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.373     $1.530         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               743        353         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.366         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,068         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.524     $1.651         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.366     $1.524         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,068        196         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.365         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                24         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.365         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 3         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.334         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.364         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 2         --         --         --
---------------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.711     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.496     $0.711         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,222      1,221         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.710     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.494     $0.710         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               201         22         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.710     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.494     $0.710         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                63         37         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.493         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               367         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.709     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.493     $0.709         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               367         99         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 9         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.397         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.492         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 3         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.952     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.763     $0.952         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,328      3,277         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.951     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.761     $0.951         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               392        180         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.951     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.760     $0.951         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               263        118         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.758         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               426         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.950     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.758     $0.950         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               426         74         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.758         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 2         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.757         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                20         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.756         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.757         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 1         --         --         --
---------------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.481     $1.469     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.214     $1.481     $1.469         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            59,531     67,198     45,574         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.477     $1.468     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.209     $1.477     $1.468         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,528      3,677      2,127         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.478     $1.387         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.210     $1.478         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,214      1,627         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.205         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,053         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.474     $1.386         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.205     $1.474         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,053        729         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.204         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                47         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.204         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                49         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.131         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.203         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                44         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.476     $1.792     $1.952     $1.315
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.174     $1.476     $1.792     $1.952
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           149,612    173,294    174,669     54,890
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.470     $1.788     $1.951     $1.451
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.167     $1.470     $1.788     $1.951
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,790      8,750      7,682      1,465
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.474     $1.773         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.169     $1.474         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,358      2,825         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.163         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,355         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.468     $1.769         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.163     $1.468         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,355        565         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.162         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                49         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.162         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                48         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.132         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.161         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                22         --         --         --
---------------------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.473     $0.621     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.287     $0.473     $0.621         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            70,939     83,872     53,985         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.472     $0.620     $1.000         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.286     $0.472     $0.620         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,939      4,200      2,603         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.473     $0.729         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.286     $0.473         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,131      1,864         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,285         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.471     $0.728         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.285     $0.471         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,285        629         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 1         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.285         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                37         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.257         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.284         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 4         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.204     $1.325     $1.422     $1.182
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.896     $1.204     $1.325     $1.422
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           187,354    190,354    156,473     78,909
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.199     $1.322     $1.420     $1.281
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.891     $1.199     $1.322     $1.420
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            10,718     10,571      8,838      3,576
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.201     $1.390         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.892     $1.201         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,699      2,500         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,557         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.197     $1.387         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.887     $1.197         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,557      1,104         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               152         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.887         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                30         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.840         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.886         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                50         --         --         --
---------------------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.976         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.858         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,478         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.000         --         --         --(c)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.858         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               311         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.000         --         --         --(c)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.857         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               116         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,451         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.000         --         --         --(c)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,451         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               181         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.856         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               121         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.768         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.855         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                50         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.986         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.768         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,200         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.767         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               118         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.767         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                73         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,462         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,462         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                67         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.766         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                88         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.716         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.765         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               191         --         --         --
---------------------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.083     $1.068     $1.070     $1.035
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.996     $1.083     $1.068     $1.070
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            66,625     56,423     29,644     20,235
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.079     $1.065     $1.069     $1.084
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.990     $1.079     $1.065     $1.069
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,543      2,770      2,132        481
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.081     $1.128         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.992     $1.081         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,155        794         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,359         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.077     $1.125         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.986     $1.077         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,359        766         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               112         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.986         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                51         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.938         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.985         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                80         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $4.340     $5.012     $5.608     $4.712
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.324     $4.340     $5.012     $5.608
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           146,694    178,287    194,774    191,225
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $4.323     $4.999     $5.602     $5.182
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.306     $4.323     $4.999     $5.602
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,443      3,811      3,552      1,310
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $4.332     $5.175         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.311     $4.332         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,243        890         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.293         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,091         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $4.315     $5.161         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.293     $4.315         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,091        212         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.291         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               123         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.290         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                28         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $3.125         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $3.288         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                11         --         --         --
---------------------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.854     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.699     $0.854         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            15,665      5,121         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.854     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.697     $0.854         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               754        225         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.853     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.696     $0.853         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               816        236         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,405         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.852     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.694     $0.852         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,405         64         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                59         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.694         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                26         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.708         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.693         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                22         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.489     $1.856     $2.267     $1.641
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.207     $1.489     $1.856     $2.267
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           281,655    339,519    399,368    391,871
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.483     $1.851     $2.265     $1.806
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.201     $1.483     $1.851     $2.265
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,970      4,466      4,366        970
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.487     $1.842         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.203     $1.487         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               891        733         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.196         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,320         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.481     $1.838         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.196     $1.481         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,320        394         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.195         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                27         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.195         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                10         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.216         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.194         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                35         --         --         --
---------------------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.932     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.874     $0.932         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,439        865         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.931     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.871     $0.931         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               287         57         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.931     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.871     $0.931         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               142         20         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.869         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               483         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.930     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.869     $0.930         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               483         51         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.868         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 5         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.868         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 8         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.907         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.867         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 9         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.423     $2.546     $2.056     $1.371
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.053     $2.423     $2.546     $2.056
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           304,733    376,063    377,347    181,142
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.414     $2.540     $2.054     $1.589
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.042     $2.414     $2.540     $2.054
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            11,277     13,702     11,574      3,185
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $2.419     $2.573         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.045     $2.419         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,640      4,091         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.034         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,102         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.409     $2.566         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.034     $2.409         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,102        869         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.033         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                69         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.032         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                14         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.914         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.031         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                --         --         --         --
---------------------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.991     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.852     $0.991         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           155,364     51,670         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.991     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.850     $0.991         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             5,720      1,477         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.990     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.849     $0.990         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             6,377      2,699         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.847         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,818         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.989     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.847     $0.989         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,818      1,171         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               480         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               158         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.821         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.846         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               315         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.911     $1.863     $1.777     $1.716
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.915     $1.911     $1.863     $1.777
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           293,058    276,875    180,014    270,072
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.903     $1.858     $1.776     $1.735
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.904     $1.903     $1.858     $1.776
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             8,804      6,226      2,940        917
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.907     $1.870         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.907     $1.907         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,326      1,387         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.897         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,220         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.900     $1.865         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.897     $1.900         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,220        941         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.896         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               133         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.900         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.895         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               127         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.899         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.894         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               139         --         --         --
---------------------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.563     $2.414     $2.217     $2.211
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.738     $2.563     $2.414     $2.217
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            94,164     60,191     43,651     52,197
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.553     $2.408     $2.214     $2.232
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.723     $2.553     $2.408     $2.214
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,519      1,526        606        270
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $2.558     $2.434         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.727     $2.558         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,012        302         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.712         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,201         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $2.548     $2.428         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.712     $2.548         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,201        305         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.710         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               149         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.710         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                12         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $2.671         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $2.708         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                40         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.929         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.730         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,631         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.729         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               199         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.729         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                90         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,286         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.929         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,286         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.728         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                49         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.727         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                58         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.672         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.727         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                15         --         --         --
---------------------------------------------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.622     $1.931     $2.251     $1.374
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.118     $1.622     $1.931     $2.251
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           218,257    249,660    269,723    198,856
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.616     $1.926     $2.248     $1.510
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.112     $1.616     $1.926     $2.248
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,442      7,567      6,960      1,735
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.620     $1.856         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.114     $1.620         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,882      1,244         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.108         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,644         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.613     $1.851         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.108     $1.613         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,644        656         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.107         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               144         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.107         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                51         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.080         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.106         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                59         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $5.710     $6.587     $7.176     $6.066
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.271     $5.710     $6.587     $7.176
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           522,928    614,994    655,469    638,407
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $5.687     $6.571     $7.169     $6.716
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.248     $5.687     $6.571     $7.169
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            13,876     15,526     14,517      5,859
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $5.699     $6.708         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.255     $5.699         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,458      3,450         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.232         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,830         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $5.676     $6.691         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.232     $5.676         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             3,830      1,174         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.229         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               212         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.228         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               107         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $3.999         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $4.225         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                74         --         --         --
---------------------------------------------------------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.007         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.072         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                           159,439         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.071         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             4,334         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.071         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,762         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.070         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,799         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $1.007         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.070         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             7,799         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.069         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               535         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.069         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               178         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.042         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $1.068         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               190         --         --         --
---------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $1.000     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.764     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            46,156     19,695         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.999     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762     $0.999         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,819      1,087         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.999     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.762     $0.999         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             1,623        782         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.760         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,764         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.998     $1.000         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.760     $0.998         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,764        309         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                81         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                86         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.750         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.759         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                75         --         --         --
---------------------------------------------------------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------
SUB-ACCOUNT                                                               2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.975         --         --         --(b)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.797         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             2,475         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.796         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               147         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                         $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.796         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                37         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               818         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                         $0.975         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                               818         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                19         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                         $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.795         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                37         --         --         --
---------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                         $0.738         --         --         --(a)
---------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                               $0.794         --         --         --
---------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                65         --         --         --
---------------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

(c) Inception date April 30, 2002.

                                     PART A

DIRECTOR PREFERRED
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Director Preferred variable annuity. Please read it carefully.

Director Preferred variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- FIRST AMERICAN INTERNATIONAL PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of International Portfolio of First American Insurance Portfolios, Inc. (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value)

- FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Large Cap Growth Portfolio of First American Insurance Portfolios, Inc. (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value)

- FIRST AMERICAN MID CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Mid Cap Growth Portfolio of First American Insurance Portfolios, Inc. (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value)

- FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Small Cap Growth Portfolio of First American Insurance Portfolios, Inc. (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value)

- FIRST AMERICAN TECHNOLOGY PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Technology Portfolio of First American Insurance Portfolios, Inc. (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 30, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                  PAGE
------------------------------------------------------------------------
DEFINITIONS                                                         4
------------------------------------------------------------------------
FEE TABLE                                                           6
------------------------------------------------------------------------
HIGHLIGHTS                                                          9
------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                       11
------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                      11
------------------------------------------------------------------------
  The Separate Account                                             11
------------------------------------------------------------------------
  The Funds                                                        11
------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    14
------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                         14
------------------------------------------------------------------------
THE CONTRACT                                                       16
------------------------------------------------------------------------
  Purchases and Contract Value                                     16
------------------------------------------------------------------------
  Charges and Fees                                                 18
------------------------------------------------------------------------
  Principal First                                                  21
------------------------------------------------------------------------
  Death Benefit                                                    22
------------------------------------------------------------------------
  Surrenders                                                       26
------------------------------------------------------------------------
ANNUITY PAYOUTS                                                    27
------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                           30
------------------------------------------------------------------------
OTHER INFORMATION                                                  30
------------------------------------------------------------------------
  Legal Matters                                                    31
------------------------------------------------------------------------
  More Information                                                 32
------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                         32
------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION           37
------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
PLANS                                                              38
------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                 42
------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                        45
------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                            46
------------------------------------------------------------------------

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                              None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                  7%
---------------------------------------------------------------------
    Second Year                                                     6%
---------------------------------------------------------------------
    Third Year                                                      6%
---------------------------------------------------------------------
    Fourth Year                                                     5%
---------------------------------------------------------------------
    Fifth Year                                                      4%
---------------------------------------------------------------------
    Sixth Year                                                      3%
---------------------------------------------------------------------
    Seventh Year                                                    2%
---------------------------------------------------------------------
    Eighth Year                                                     0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                           $30
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                               1.25%
---------------------------------------------------------------------------
    Total Separate Account Annual Expenses                          1.25%
---------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                          0.50%
---------------------------------------------------------------------------
    Optional Death Benefit Charge                                   0.15%
---------------------------------------------------------------------------
    Earnings Protection Benefit Charge                              0.20%
---------------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                        2.10%
---------------------------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                Minimum       Maximum
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                           0.44%         6.11%
----------------------------------------------------------------------------------------

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                              TOTAL ANNUAL
                                                                                FUND
                                                                              OPERATING
                                                                              EXPENSES
                                                                              (BEFORE
                                                                              CONTRACTUAL                     TOTAL
                                                                                FEE           CONTRACTUAL     ANNUAL
                                                                              WAIVERS OR      FEE WAIVERS      FUND
                                                        MANAGEMENT   OTHER    EXPENSE         OR EXPENSE      OPERATING
                                                         FEES        EXPENSES REIMBURSEMENTS) REIMBURSEMENTS  EXPENSES
------------------------------------------------------------------------------------------------------------------------

First American International Portfolio --
  Class IA (1)                                            1.10%      1.76%        2.86%            N/A          2.86%
------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio -- Class
  IA (1)                                                  0.65%      2.33%        2.98%            N/A          2.98%
------------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio --
  Class IA (1)                                            0.70%      5.41%        6.11%            N/A          6.11%
------------------------------------------------------------------------------------------------------------------------
First American Small Cap Growth Portfolio --
  Class IA (1)                                            0.70%      4.10%        4.80%            N/A          4.80%
------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio -- Class IA (1)       0.70%      3.69%        4.39%            N/A          4.39%
------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                    0.63%      0.04%        0.67%            N/A          0.67%
------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                        0.47%      0.04%        0.51%            N/A          0.51%
------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA        0.64%      0.05%        0.69%            N/A          0.69%
------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA          0.75%      0.04%        0.79%            N/A          0.79%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund -- Class IA         0.65%      0.04%        0.69%            N/A          0.69%
------------------------------------------------------------------------------------------------------------------------
Hartford Equity Income HLS Fund -- Class IA               0.83%      0.15%        0.98%            N/A          0.98%
------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund -- Class IA                       0.85%      0.03%        0.88%            N/A          0.88%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund -- Class IA             0.77%      0.06%        0.83%            N/A          0.83%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund -- Class IA       0.85%      0.16%        1.01%            N/A          1.01%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund --
  Class IA                                                0.85%      0.30%        1.15%            N/A          1.15%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund -- Class IA               0.85%      0.05%        0.90%            N/A          0.90%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund -- Class IA              0.74%      0.07%        0.81%            N/A          0.81%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund -- Class IA                      0.83%      0.16%        0.99%            N/A          0.99%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund -- Class IA        0.62%      0.04%        0.66%            N/A          0.66%
------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund -- Class IA                  0.78%      0.04%        0.82%            N/A          0.82%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                       0.40%      0.04%        0.44%            N/A          0.44%
------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS
  Fund -- Class IA                                        0.85%      0.41%        1.26%            N/A          1.26%
------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund --
  Class IA                                                0.85%      0.86%        1.71%            N/A          1.71%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund -- Class IA                      0.68%      0.04%        0.72%            N/A          0.72%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class IA                0.82%      0.06%        0.88%            N/A          0.88%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                0.45%      0.04%        0.49%            N/A          0.49%
------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund -- Class IA         0.45%      0.04%        0.49%            N/A          0.49%
------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund -- Class IA             0.64%      0.05%        0.69%            N/A          0.69%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund -- Class IA               0.73%      0.04%        0.77%            N/A          0.77%
------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                       0.46%      0.03%        0.49%            N/A          0.49%
------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund --
  Class IA                                                0.46%      0.03%        0.49%            N/A          0.49%
------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund -- Class IA                       0.83%      0.06%        0.89%            N/A          0.89%
------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund -- Class IA         0.69%      0.04%        0.73%            N/A          0.73%
------------------------------------------------------------------------------------------------------------------------

(1) The Adviser intends to voluntarily waive fees during the current fiscal year so that the Total Annual Fund Operating Expenses, after waivers, do not exceed 1.35%, 0.90%, 0.95%, 0.98%, and 0.98%, respectively, for the First American International Portfolio, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, First American Small Cap Growth Portfolio, and the First American Technology Portfolio.

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                          $1,477
----------------------------------------------------------------------
3 years                                                         $2,955
----------------------------------------------------------------------
5 years                                                         $4,263
----------------------------------------------------------------------
10 years                                                        $7,275
----------------------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                                          $  842
----------------------------------------------------------------------
3 years                                                         $2,453
----------------------------------------------------------------------
5 years                                                         $3,953
----------------------------------------------------------------------
10 years                                                        $7,269
----------------------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                                          $  849
----------------------------------------------------------------------
3 years                                                         $2,460
----------------------------------------------------------------------
5 years                                                         $3,960
----------------------------------------------------------------------
10 years                                                        $7,275
----------------------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


                         CONTINGENT
NUMBER OF YEARS FROM      DEFERRED
  PREMIUM PAYMENT       SALES CHARGE
--------------------------------------
         1                   7%
--------------------------------------
         2                   6%
--------------------------------------
         3                   6%
--------------------------------------
         4                   5%
--------------------------------------
         5                   4%
--------------------------------------
         6                   3%
--------------------------------------
         7                   2%
--------------------------------------
     8 or more               0%
--------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                       HARTFORD'S RATINGS
                     EFFECTIVE
                        DATE
   RATING AGENCY     OF RATING       RATING      BASIS OF RATING
-----------------------------------------------------------------
 A.M. Best and
 Company, Inc.          3/10/03          A+         Financial
                                                    strength
-----------------------------------------------------------------
 Standard & Poor's     12/31/02         AA-         Financial
                                                    strength
-----------------------------------------------------------------
 Fitch                 10/30/02         AA          Financial
                                                    strength
-----------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

U.S. Bancorp Asset Management serves as the investment adviser to First American Insurance Portfolios, Inc. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As investment adviser, U.S. Bancorp Asset Management manages the portfolios' business and investment activities, subject to the authority of the board of directors. Clay Finlay Inc. acts as sub-adviser to First American International Portfolio.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U. S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

FIRST AMERICAN INTERNATIONAL PORTFOLIO (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital by investing primarily in equity securities that trade in markets other than the United States. These securities generally are issued by companies that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. Sub-Advised by Clay Finlay Inc.

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital by investing primarily in companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index and exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks capital appreciation by investing primarily in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the S&P MidCap 400 Index.

FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital by investing primarily in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index.

FIRST AMERICAN TECHNOLOGY PORTFOLIO (Effective at the close of the New York Stock Exchange on December 3, 2003, closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital by investing primarily in companies which have, or may develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED
ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series Iof the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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When Premium Payments are credited to your Sub-Accounts, they are converted into
Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


                         CONTINGENT
NUMBER OF YEARS FROM      DEFERRED
  PREMIUM PAYMENT       SALES CHARGE
--------------------------------------
         1                   7%
--------------------------------------
         2                   6%
--------------------------------------
         3                   6%
--------------------------------------
         4                   5%
--------------------------------------
         5                   4%
--------------------------------------
         6                   3%
--------------------------------------
         7                   2%
--------------------------------------
     8 or more               0%
--------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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After the Seventh Contract Year, all Surrenders in excess of the Annual
Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your

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Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging


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22
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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more for Principal First. Regardless of when you bought your Contract, upon
"step up" we will charge you the current Principal First charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

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                                                                              23
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

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Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE .
.. .                                 AND . . .                     AND . . .                   THEN THE . . .
------------------------------------------------------------------------------------------------------------------
Contract Owner              There is a surviving joint    The Annuitant is living or    Joint Contract Owner
                            Contract Owner                deceased                      receives the Death
                                                                                        Benefit.
------------------------------------------------------------------------------------------------------------------
Contract Owner              There is no surviving         The Annuitant is living or    Designated Beneficiary
                            joint Contract Owner          deceased                      receives the Death
                                                                                        Benefit.
------------------------------------------------------------------------------------------------------------------
Contract Owner              There is no surviving         The Annuitant is living or    Contract Owner's estate
                            joint Contract Owner and      deceased                      receives the Death
                            the Beneficiary                                             Benefit.
                            predeceases the Contract
                            Owner
------------------------------------------------------------------------------------------------------------------
Annuitant                   The Contract Owner is         There is no named             The Contract Owner becomes
                            living                        Contingent Annuitant          the Contingent Annuitant
                                                                                        and the Contract
                                                                                        continues. The Contract
                                                                                        Owner may waive this
                                                                                        presumption and receive
                                                                                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------
Annuitant                   The Contract Owner is         The Contingent Annuitant      Contingent Annuitant
                            living                        is living                     becomes the Annuitant, and
                                                                                        the Contract continues.
------------------------------------------------------------------------------------------------------------------
Annuitant                   The Contract Owner is a       There is no named             The Contract Owner
                            trust or other non-natural    Contingent Annuitant          receives the Death
                            person                                                      Benefit.
------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE .
.. .                                        AND . . .                                 THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner              The Annuitant is living                     Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                   The Contract Owner is living                Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                   The Annuitant is also the Contract Owner    Designated Beneficiary receives a payout
                                                                        at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Telephone Surrender instructions received before the close of the New York Stock
Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

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28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment

                                                                              29
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2 , may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

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MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

------------------------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------------------------
    Experts
------------------------------------------------------------------------
    Non-Participating
------------------------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------------------------
    Principal Underwriter
------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------------------------
    Additional Materials
------------------------------------------------------------------------
    Performance Comparisons
------------------------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

      $100,000           Premium Payment
      $  5,000           Interest of 5%
      --------
      $105,000           Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

      $ 10,000           partial Surrender divided by
      $108,000           Contract Value prior to Surrender equals
        .09259           multiplied by
      $105,000           Interest Accumulation Value for a total of
      $  9,722           to be deducted from the Interest Accumulation Value equals
      $ 95,278           the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

      $100,000           Premium Payment
      $  5,000           Interest of 5%
      --------
      $105,000           Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

      $ 10,000           partial Surrender divided by
      $ 92,000           Contract Value prior to Surrender equals
        .10870           multiplied by
      $105,000           Interest Accumulation Value for a total of
      $ 11,413           to be deducted from the Interest Accumulation Value equals
      $ 93,587           the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                          YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.598      $0.802      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.478      $0.598      $0.802          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       1,510       1,772       1,016          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.636          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.618          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           6          --          --          --
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.550      $0.803      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.382      $0.550      $0.803          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       2,353       2,144         916          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.434          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.451          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --          --          --          --
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN MID CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.122      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.784      $1.122          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          82          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.711          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.779          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --          --          --          --
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.102      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762      $1.102          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         151           1          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.723          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.758          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           5          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.258      $0.540      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.147      $0.258      $0.540          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       4,092       4,026       1,380          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.217          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.244          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.434      $4.708      $4.803      $4.398
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.775      $4.434      $4.708      $4.803
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   1,098,795   1,267,553   1,358,395   1,425,393
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.589          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.734          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         146          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.593      $2.416      $2.185      $2.258
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.819      $2.593      $2.416      $2.185
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     279,414     243,035     184,934     197,575
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.640          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.789          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         121          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $7.709      $8.388      $7.501      $5.526
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.113      $7.709      $8.388      $7.501
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     474,117     551,294     573,419     537,835
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.451          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.048          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         147          --          --          --
---------------------------------------------------------------------------------------------------------------

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.669      $2.816      $2.570      $2.471
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.261      $2.669      $2.816      $2.570
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     679,820     690,922     678,899     760,046
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.133          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.236          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         243          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.031      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767      $1.031          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      26,548      16,775          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.698          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          29          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.533      $1.656      $1.796      $1.476
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.378      $1.533      $1.656      $1.796
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     123,500     139,322     152,814     149,495
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.334          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.364          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           2          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.711      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.496      $0.711          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       4,222       1,221          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.397          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           3          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.952      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763      $0.952          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       5,328       3,277          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.756          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.757          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           1          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.481      $1.469      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.214      $1.481      $1.469          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      59,531      67,198      45,574          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.131          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.203          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          44          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.476      $1.792      $1.952      $1.315
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.174      $1.476      $1.792      $1.952
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     149,612     173,294     174,669      54,890
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.132          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.161          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          22          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.204      $1.325      $1.422      $1.182
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.896      $1.204      $1.325      $1.422
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     187,354     190,354     156,473      78,909
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.840          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.886          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          50          --          --          --
---------------------------------------------------------------------------------------------------------------

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.976          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.858          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       4,478          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.768          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.855          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          50          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.986          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.768          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       2,200          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.716          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         191          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.083      $1.068      $1.070      $1.035
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.996      $1.083      $1.068      $1.070
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      66,625      56,423      29,644      20,235
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.938          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.985          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          80          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.340      $5.012      $5.608      $4.712
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.324      $4.340      $5.012      $5.608
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     146,694     178,287     194,774     191,225
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.125          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.288          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          11          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.854      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.699      $0.854          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      15,665       5,121          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.708          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.693          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          22          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.932      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.874      $0.932          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       8,439         865          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.907          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.867          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           9          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.423      $2.546      $2.056      $1.371
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.053      $2.423      $2.546      $2.056
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     304,733     376,063     377,347     181,142
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.914          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.031          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.991      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.852      $0.991          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     155,364      51,670          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.821          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         315          --          --          --
---------------------------------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.911      $1.863      $1.777      $1.716
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.915      $1.911      $1.863      $1.777
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     293,058     276,875     180,014     270,072
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.899          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.894          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         139          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.563      $2.414      $2.217      $2.211
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.738      $2.563      $2.414      $2.217
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      94,164      60,191      43,651      52,197
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.671          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.708          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          40          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.929          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.730          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       7,631          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.672          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.727          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          15          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.622      $1.931      $2.251      $1.374
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.118      $1.622      $1.931      $2.251
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     218,257     249,660     269,723     198,856
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.080          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.106          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          59          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.710      $6.587      $7.176      $6.066
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.271      $5.710      $6.587      $7.176
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     522,928     614,994     655,469     638,407
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.999          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.225          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          74          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.007          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.072          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     159,439          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.042          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.068          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         190          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.764      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      46,156      19,695          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.750          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          75          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.975          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.797          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       2,475          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.738          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.794          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          65          --          --          --
---------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Director Preferred variable annuity to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                  SERIES I AND SERIES IR OF DIRECTOR PREFERRED

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $223,658,182; 2001: $187,101,146; and 2000: $190,239,543.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] -1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                    SUB-ACCOUNT                                                        SINCE
SUB-ACCOUNT                                        INCEPTION DATE       1 YEAR            5 YEAR       10 YEAR       INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
First American International Portfolio                05/01/00              -28.49%             N/A      N/A              -30.48%
---------------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio             05/01/00              -38.18%             N/A      N/A              -36.91%
---------------------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio               01/04/01              -37.81%             N/A      N/A              -32.66%
---------------------------------------------------------------------------------------------------------------------------------
First American Small Cap Growth Portfolio             01/04/01              -38.44%             N/A      N/A              -30.23%
---------------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio                   05/01/00              -49.65%             N/A      N/A              -61.44%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                            05/20/91              -23.61%           -2.29%    5.22%               5.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                05/20/91               -1.28%            2.29%    3.47%               4.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                05/20/91              -29.04%            1.71%    9.20%              11.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund                  05/29/98              -33.59%             N/A      N/A               -6.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                 03/09/94              -24.01%           -2.48%     N/A                7.83%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                               04/30/01              -33.53%             N/A      N/A              -21.34%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                     03/01/95              -19.16%           -2.62%     N/A                1.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund               12/27/00              -37.91%             N/A      N/A              -39.22%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund           12/27/00              -28.28%             N/A      N/A              -19.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                       05/01/00              -26.54%             N/A      N/A                2.64%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                      10/01/98              -28.86%             N/A      N/A                0.05%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                              05/01/02                 N/A              N/A      N/A              -22.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                05/20/91              -36.34%           -2.95%    3.15%               5.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                          10/01/98              -17.27%             N/A      N/A               -4.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                               05/01/87              -31.56%           -5.62%    5.52%               6.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS
  Fund                                                04/30/01              -26.76%             N/A      N/A              -26.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund         04/30/01              -15.61%             N/A      N/A              -14.58%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                              07/30/97              -24.01%           10.90%     N/A               12.46%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                        04/30/01              -22.90%             N/A      N/A              -16.03%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                        05/20/91               -9.60%           -0.74%    0.21%               0.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                 05/20/91               -3.19%            1.83%    2.75%               3.19%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                     05/02/94              -37.43%           -0.03%     N/A                2.74%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                       08/09/96              -38.71%           -5.39%     N/A               -1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                               05/20/91              -33.22%           -4.73%    6.10%               6.25%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund          05/20/91               -0.64%            2.32%    2.68%               3.31%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                               04/30/01              -31.74%             N/A      N/A              -21.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                 05/01/96              -33.86%           -4.05%     N/A                1.79%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                       FUND                                                            SINCE
SUB-ACCOUNT                                       INCEPTION DATE       1 YEAR            5 YEAR        10 YEAR       INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
First American International Portfolio               05/01/00              -20.11%              N/A       N/A             -24.18%
---------------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio            05/01/00              -30.53%              N/A       N/A             -30.27%
---------------------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio              01/04/01              -30.13%              N/A       N/A             -26.95%
---------------------------------------------------------------------------------------------------------------------------------
First American Small Cap Growth Portfolio            01/04/01              -30.81%              N/A       N/A             -24.58%
---------------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio                  05/01/00              -42.86%              N/A       N/A             -51.20%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                           03/31/83              -14.86%             1.11%     7.28%              9.00%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                               08/31/77                8.72%             5.93%     6.12%              7.38%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund               04/02/84              -20.70%             4.76%    10.94%             13.08%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund                 05/29/98              -25.59%              N/A       N/A              -2.37%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                03/09/94              -15.29%             1.02%      N/A               9.70%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                              04/30/01              -25.53%              N/A       N/A             -14.64%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                    03/01/95              -10.08%             0.89%      N/A               4.18%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund              12/27/00              -30.24%              N/A       N/A             -33.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund          12/27/00              -19.88%              N/A       N/A             -13.60%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                      05/01/00              -18.01%              N/A       N/A               7.54%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                     10/01/98              -20.51%              N/A       N/A               3.84%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                             05/01/02                 N/A               N/A       N/A             -14.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund               03/24/87              -28.55%             0.14%     5.27%              7.44%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                         10/01/98               -8.05%              N/A       N/A              -0.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                              05/01/87              -23.41%            -2.26%     7.39%              7.97%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS
  Fund                                               04/30/01              -18.24%              N/A       N/A             -19.40%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund        04/30/01               -6.26%              N/A       N/A              -7.75%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                             07/30/97              -15.29%            13.36%      N/A              14.75%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                       04/30/01              -14.10%              N/A       N/A              -9.37%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                       06/30/80                0.21%             3.01%     3.17%              5.57%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                01/01/85                6.81%             5.47%     5.49%              7.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                    05/02/94              -29.72%             2.82%      N/A               5.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                      08/09/96              -31.10%            -2.16%      N/A               1.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                              08/31/77              -25.19%            -1.48%     7.92%             10.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund         03/24/87                9.36%             5.95%     5.45%              5.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                              04/30/01              -23.60%              N/A       N/A             -15.28%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                05/01/96              -25.88%            -0.55%      N/A               4.37%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                            YIELD            EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                             -0.25%               -0.24%
-------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                    YIELD
----------------------------------------------------------------------
Hartford Bond HLS Fund                                         3.71%
----------------------------------------------------------------------
Hartford High Yield HLS Fund                                   7.83%
----------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                          2.03%
----------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                   1.38%
----------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.598      $0.802      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.478      $0.598      $0.802          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,510       1,772       1,016          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.597      $0.801      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.476      $0.597      $0.801          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           208         249         193          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.778      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.621      $0.778          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           420         294          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.636          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.619          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            11          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.777      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.619      $0.777          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            11          12          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.636          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.618          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.634          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.616          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            59          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.636          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.618          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             6          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.550      $0.803      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.382      $0.550      $0.803          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,353       2,144         916          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.549      $0.803      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.381      $0.549      $0.803          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            70          98          40          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.654      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.453      $0.654          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           368         202          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.434          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.452          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            30          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.653      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.452      $0.653          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            30          27          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.434          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.452          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.433          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.450          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           161          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.434          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.451          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN MID CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.122      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.784      $1.122          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            82          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.121      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.782      $1.121          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.121      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.782      $1.121          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           183          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.711          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.780          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            37          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.121      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.780      $1.121          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            37          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.711          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.780          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.710          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.778          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            36          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.711          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.779          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.102      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.762      $1.102          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           151           1          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.101      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.761      $1.101          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.101      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.760      $1.101          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            84          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.723          --          --(a)        --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.759          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             3          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.101      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.759      $1.101          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             3          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.723          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.758          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.722          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.757          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            47          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.723          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.758          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             5          --          --          --
---------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.258      $0.540      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.147      $0.258      $0.540          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4,092       4,026       1,380          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.257      $0.540      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.147      $0.257      $0.540          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           264         590         232          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.430      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.245      $0.430          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           691         533          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.217          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.245          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            87          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.430      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.245      $0.430          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            87          85          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.217          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.245          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.217          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.244          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            18          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.217          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.244          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $4.434      $4.708      $4.803      $4.398
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.775      $4.434      $4.708      $4.803
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                     1,098,795   1,267,553   1,358,395   1,425,393
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $4.416      $4.696      $4.798      $4.663
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.754      $4.416      $4.696      $4.798
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        18,905      19,558      16,402       7,318
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $4.426      $4.767          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.760      $4.426          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7,893       5,847          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.589          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.740          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         9,973          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $4.408      $4.754          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.740      $4.408          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         9,973       2,085          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.589          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.737          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           382          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.589          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.736          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           303          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.589          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.734          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           146          --          --          --
---------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.593      $2.416      $2.185      $2.258
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.819      $2.593      $2.416      $2.185
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       279,414     243,035     184,934     197,575
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $2.583      $2.410      $2.182      $2.234
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.804      $2.583      $2.410      $2.182
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7,271       5,611       2,827       1,185
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $2.588      $2.450          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.808      $2.588          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4,099       2,043          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.640          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.793          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5,540          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $2.578      $2.444          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.793      $2.578          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5,540       1,175          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.640          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.791          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           217          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.640          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.791          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           103          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.640          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.789          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           121          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $7.709      $8.388      $7.501      $5.526
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.113      $7.709      $8.388      $7.501
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       474,117     551,294     573,419     537,835
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $7.678      $8.367      $7.494      $6.255
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.080      $7.678      $8.367      $7.494
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8,801       8,950       7,125       2,064
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $7.695      $8.843          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.090      $7.695          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5,328       3,892          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $5.451          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.057          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5,381          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $7.664      $8.820          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.057      $7.664          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5,381       1,167          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $5.451          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.053          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           244          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $5.451          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.052          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           154          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $5.451          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.048          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           147          --          --          --
---------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.669      $2.816      $2.570      $2.471
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.261      $2.669      $2.816      $2.570
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       679,820     690,922     678,899     760,046
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $2.658      $2.809      $2.567      $2.655
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.248      $2.658      $2.809      $2.567
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        11,719       9,103       5,687       2,453
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $2.664      $2.754          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.252      $2.664          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         6,905       4,063          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.133          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.240          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        10,663          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $2.653      $2.747          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.240      $2.653          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        10,663       1,722          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.133          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.238          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           481          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.133          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.238          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           368          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.133          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.236          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           243          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.031      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.767      $1.031          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        26,548      16,775          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.029      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.765      $1.029          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           868         578          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.029      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.765      $1.029          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,837       1,019          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.698          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.763          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,190          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.028      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.763      $1.028          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,190         284          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.698          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.762          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            75          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.698          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.762          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             5          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.698          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.762          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            29          --          --          --
---------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.533      $1.656      $1.796      $1.476
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.378      $1.533      $1.656      $1.796
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       123,500     139,322     152,814     149,495
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.527      $1.652      $1.794      $1.576
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.371      $1.527      $1.652      $1.794
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,292       2,529       2,288         954
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.530      $1.656          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.373      $1.530          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           743         353          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.334          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.366          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,068          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.524      $1.651          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.366      $1.524          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,068         196          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.334          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.365          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            24          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.334          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.365          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             3          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.334          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.364          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             2          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.711      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.496      $0.711          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4,222       1,221          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.710      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.494      $0.710          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           201          22          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.710      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.494      $0.710          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            63          37          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.397          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.493          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           367          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.709      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.493      $0.709          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           367          99          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.397          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.492          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.397          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.492          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             9          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.397          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.492          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             3          --          --          --
---------------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.952      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.763      $0.952          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5,328       3,277          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.951      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.761      $0.951          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           392         180          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.951      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.760      $0.951          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           263         118          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.756          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.758          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           426          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.950      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.758      $0.950          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           426          74          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.756          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.758          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             2          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.756          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.757          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            20          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.756          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.757          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             1          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.481      $1.469      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.214      $1.481      $1.469          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        59,531      67,198      45,574          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.477      $1.468      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.209      $1.477      $1.468          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,528       3,677       2,127          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.478      $1.387          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.210      $1.478          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,214       1,627          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.131          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.205          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,053          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.474      $1.386          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.205      $1.474          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,053         729          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.131          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.204          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            47          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.131          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.204          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            49          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.131          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.203          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            44          --          --          --
---------------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.476      $1.792      $1.952      $1.315
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.174      $1.476      $1.792      $1.952
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       149,612     173,294     174,669      54,890
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.470      $1.788      $1.951      $1.451
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.167      $1.470      $1.788      $1.951
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7,790       8,750       7,682       1,465
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.474      $1.773          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.169      $1.474          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,358       2,825          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.132          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.163          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,355          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.468      $1.769          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.163      $1.468          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,355         565          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.132          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.162          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            49          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.132          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.162          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            48          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.132          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.161          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            22          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.204      $1.325      $1.422      $1.182
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.896      $1.204      $1.325      $1.422
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       187,354     190,354     156,473      78,909
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.199      $1.322      $1.420      $1.281
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.891      $1.199      $1.322      $1.420
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        10,718      10,571       8,838       3,576
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.201      $1.390          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.892      $1.201          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,699       2,500          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.840          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.887          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4,557          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.197      $1.387          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.887      $1.197          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4,557       1,104          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.840          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.887          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           152          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.840          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.887          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            30          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.840          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.886          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            50          --          --          --
---------------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.976          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.858          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4,478          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.000          --          --          --(c)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.858          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           311          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.000          --          --          --(c)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.857          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           116          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.768          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.856          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,451          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.000          --          --          --(c)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.856          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,451          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.768          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.856          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           181          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.768          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.856          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           121          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.768          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.855          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            50          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.986          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.768          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,200          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.986          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.767          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           118          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.986          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.767          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            73          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.716          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.766          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,462          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.986          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.766          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,462          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.716          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.766          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            67          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.716          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.766          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            88          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.716          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.765          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           191          --          --          --
---------------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.083      $1.068      $1.070      $1.035
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.996      $1.083      $1.068      $1.070
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        66,625      56,423      29,644      20,235
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.079      $1.065      $1.069      $1.084
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.990      $1.079      $1.065      $1.069
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,543       2,770       2,132         481
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.081      $1.128          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.992      $1.081          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,155         794          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.938          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.986          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,359          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.077      $1.125          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.986      $1.077          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,359         766          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.938          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.986          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           112          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.938          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.986          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            51          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.938          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.985          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            80          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $4.340      $5.012      $5.608      $4.712
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.324      $4.340      $5.012      $5.608
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       146,694     178,287     194,774     191,225
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $4.323      $4.999      $5.602      $5.182
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.306      $4.323      $4.999      $5.602
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,443       3,811       3,552       1,310
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $4.332      $5.175          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.311      $4.332          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,243         890          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.125          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.293          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,091          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $4.315      $5.161          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.293      $4.315          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,091         212          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.125          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.291          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           123          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.125          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.290          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            28          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.125          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.288          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            11          --          --          --
---------------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.854      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.699      $0.854          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        15,665       5,121          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.854      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.697      $0.854          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           754         225          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.853      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.696      $0.853          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           816         236          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.708          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.694          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,405          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.852      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.694      $0.852          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,405          64          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.708          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.694          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            59          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.708          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.694          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            26          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.708          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.693          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            22          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.932      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.874      $0.932          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8,439         865          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.931      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.871      $0.931          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           287          57          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.931      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.871      $0.931          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           142          20          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.907          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.869          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           483          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.930      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.869      $0.930          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           483          51          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.907          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.868          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             5          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.907          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.868          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             8          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.907          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.867          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             9          --          --          --
---------------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.423      $2.546      $2.056      $1.371
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.053      $2.423      $2.546      $2.056
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       304,733     376,063     377,347     181,142
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $2.414      $2.540      $2.054      $1.589
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.042      $2.414      $2.540      $2.054
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        11,277      13,702      11,574       3,185
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $2.419      $2.573          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.045      $2.419          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,640       4,091          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.914          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.034          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,102          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $2.409      $2.566          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.034      $2.409          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,102         869          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.914          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.033          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            69          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.914          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.032          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            14          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.914          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.031          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.991      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.852      $0.991          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       155,364      51,670          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.991      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.850      $0.991          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         5,720       1,477          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.990      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.849      $0.990          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         6,377       2,699          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.821          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.847          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8,818          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.989      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.847      $0.989          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8,818       1,171          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.821          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.846          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           480          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.821          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.846          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           158          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.821          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.846          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           315          --          --          --
---------------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.911      $1.863      $1.777      $1.716
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.915      $1.911      $1.863      $1.777
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       293,058     276,875     180,014     270,072
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.903      $1.858      $1.776      $1.735
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.904      $1.903      $1.858      $1.776
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         8,804       6,226       2,940         917
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.907      $1.870          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.907      $1.907          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,326       1,387          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.900          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.897          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,220          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.900      $1.865          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.897      $1.900          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,220         941          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.900          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.896          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           133          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.900          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.895          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           127          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.899          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.894          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           139          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.563      $2.414      $2.217      $2.211
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.738      $2.563      $2.414      $2.217
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        94,164      60,191      43,651      52,197
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $2.553      $2.408      $2.214      $2.232
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.723      $2.553      $2.408      $2.214
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,519       1,526         606         270
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $2.558      $2.434          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.727      $2.558          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,012         302          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.671          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.712          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,201          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $2.548      $2.428          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.712      $2.548          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,201         305          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.671          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.710          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           149          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $2.671          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.710          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            12          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.671          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.708          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            40          --          --          --
---------------------------------------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.929          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.730          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7,631          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.929          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.729          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           199          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.929          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.729          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            90          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.672          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.728          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,286          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.929          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.728          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,286          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.672          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.728          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            49          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.672          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.727          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            58          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.672          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.727          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            15          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.622      $1.931      $2.251      $1.374
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.118      $1.622      $1.931      $2.251
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       218,257     249,660     269,723     198,856
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.616      $1.926      $2.248      $1.510
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.112      $1.616      $1.926      $2.248
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7,442       7,567       6,960       1,735
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.620      $1.856          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.114      $1.620          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,882       1,244          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.080          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.108          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,644          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.613      $1.851          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.108      $1.613          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,644         656          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.080          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.107          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           144          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.080          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.107          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            51          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.080          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.106          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            59          --          --          --
---------------------------------------------------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $5.710      $6.587      $7.176      $6.066
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.271      $5.710      $6.587      $7.176
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       522,928     614,994     655,469     638,407
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $5.687      $6.571      $7.169      $6.716
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.248      $5.687      $6.571      $7.169
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        13,876      15,526      14,517       5,859
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $5.699      $6.708          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.255      $5.699          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4,458       3,450          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.999          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.232          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,830          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $5.676      $6.691          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.232      $5.676          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         3,830       1,174          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.999          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.229          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           212          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $3.999          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.228          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           107          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.999          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.225          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            74          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.007          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.072          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       159,439          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $1.007          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.071          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         4,334          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $1.007          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.071          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,762          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.042          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.070          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7,799          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $1.007          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.070          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         7,799          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.042          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.069          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           535          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $1.042          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.069          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           178          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.042          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.068          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           190          --          --          --
---------------------------------------------------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.764      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        46,156      19,695          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.999      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.762      $0.999          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,819       1,087          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.999      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.762      $0.999          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,623         782          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.750          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.760          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,764          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.998      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.760      $0.998          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,764         309          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.750          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.759          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            81          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.750          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.759          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            86          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.750          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.759          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            75          --          --          --
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000          1999
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.975          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.797          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         2,475          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                $0.975          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.796          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           147          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                $0.975          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.796          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            37          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.738          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.795          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           818          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period                $0.975          --          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.795          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           818          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.738          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.795          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            19          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                $0.738          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.795          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            37          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.738          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.794          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            65          --          --          --
---------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

(c) Inception date April 30, 2002.

                                     PART A

DIRECTOR ELITE
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Director Elite variable annuity. Please read it carefully.

Director Elite variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- JENNISON PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Jennison Portfolio of The Prudential Series Fund, Inc. ("Jennison Portfolio")

- PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the SP Jennison International Growth Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison International Growth Portfolio")

- JENNISON 20/20 FOCUS PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Jennison 20/20 Focus Portfolio of The Prudential Series Fund, Inc. ("Jennison 20/20 Focus Portfolio")

- PRUDENTIAL VALUE PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Value Portfolio of The Prudential Series Fund, Inc. ("Prudential Value Portfolio")

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 30, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           18
--------------------------------------------------------------------------------
  Principal First                                                            21
--------------------------------------------------------------------------------
  Death Benefit                                                              22
--------------------------------------------------------------------------------
  Surrenders                                                                 26
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              27
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     29
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            30
--------------------------------------------------------------------------------
  Legal Matters                                                              31
--------------------------------------------------------------------------------
  More Information                                                           31
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   32
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     36
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           37
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           41
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  44
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      45
--------------------------------------------------------------------------------

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                  $30
-----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                      1.25%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses                 1.25%
-----------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                 0.50%
-----------------------------------------------------------------
    Optional Death Benefit Charge                          0.15%
-----------------------------------------------------------------
    Earnings Protection Benefit Charge                     0.20%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                                  2.10%
-----------------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                               Minimum    Maximum
----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                          0.44%      1.80%
----------------------------------------------------------------------------------

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                               TOTAL ANNUAL
                                                                  FUND
                                                                OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE        CONTRACTUAL      TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE      FEE         ANNUAL
                                        AND/OR                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

Jennison Portfolio --
  Class II                     0.60%        0.25%      0.16%          1.01%             N/A        1.01%
---------------------------------------------------------------------------------------------------------
Prudential Jennison
  International Growth
  Portfolio -- Class II        0.85%        0.25%      0.70%          1.80%             N/A        1.80%
---------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus
  Portfolio -- Class II        0.75%        0.25%      0.37%          1.37%             N/A        1.37%
---------------------------------------------------------------------------------------------------------
Prudential Value
  Portfolio -- Class II        0.40%        0.25%      0.18%          0.83%             N/A        0.83%
---------------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund -- Class IA             0.63%         N/A       0.04%          0.67%             N/A        0.67%
---------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund --
  Class IA                     0.47%         N/A       0.04%          0.51%             N/A        0.51%
---------------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS
  Fund -- Class IA             0.64%         N/A       0.05%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Hartford Disciplined
  Equity HLS Fund --
  Class IA                     0.75%         N/A       0.04%          0.79%             N/A        0.79%
---------------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund --
  Class IA                     0.65%         N/A       0.04%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Hartford Equity Income
  HLS Fund -- Class IA         0.83%         N/A       0.15%          0.98%             N/A        0.98%
---------------------------------------------------------------------------------------------------------
Hartford Focus HLS
  Fund -- Class IA             0.85%         N/A       0.03%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund -- Class IA         0.77%         N/A       0.06%          0.83%             N/A        0.83%
---------------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS
  Fund -- Class IA             0.85%         N/A       0.16%          1.01%             N/A        1.01%
---------------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund --
  Class IA                     0.85%         N/A       0.30%          1.15%             N/A        1.15%
---------------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund -- Class IA         0.85%         N/A       0.05%          0.90%             N/A        0.90%
---------------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund -- Class IA         0.74%         N/A       0.07%          0.81%             N/A        0.81%
---------------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund --
  Class IA                     0.85%         N/A       0.06%          0.91%             N/A        0.91%
---------------------------------------------------------------------------------------------------------
Hartford Growth HLS
  Fund -- Class IA             0.83%         N/A       0.16%          0.99%             N/A        0.99%
---------------------------------------------------------------------------------------------------------
Hartford Growth
  Opportunities HLS
  Fund -- Class IA             0.62%         N/A       0.04%          0.66%             N/A        0.66%
---------------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund -- Class IA             0.78%         N/A       0.04%          0.82%             N/A        0.82%
---------------------------------------------------------------------------------------------------------
Hartford Index HLS
  Fund -- Class IA             0.40%         N/A       0.04%          0.44%             N/A        0.44%
---------------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund -- Class IA         0.85%         N/A       0.41%          1.26%             N/A        1.26%
---------------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS
  Fund -- Class IA             0.72%         N/A       0.09%          0.81%             N/A        0.81%
---------------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS
  Fund -- Class IA             0.85%         N/A       0.86%          1.71%             N/A        1.71%
---------------------------------------------------------------------------------------------------------
Hartford MidCap HLS
  Fund -- Class IA             0.68%         N/A       0.04%          0.72%             N/A        0.72%
---------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund -- Class IA             0.82%         N/A       0.06%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund -- Class IA             0.45%         N/A       0.04%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund --
  Class IA                     0.45%         N/A       0.04%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund -- Class IA         0.64%         N/A       0.05%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund -- Class IA         0.73%         N/A       0.04%          0.77%             N/A        0.77%
---------------------------------------------------------------------------------------------------------
Hartford Stock HLS
  Fund -- Class IA             0.46%         N/A       0.03%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund --
  Class IA                     0.46%         N/A       0.03%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------
Hartford Value HLS
  Fund -- Class IA             0.83%         N/A       0.06%          0.89%             N/A        0.89%
---------------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS
  Fund -- Class IA             0.69%         N/A       0.04%          0.73%             N/A        0.73%
---------------------------------------------------------------------------------------------------------

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $1,035
---------------------------------------------------------
3 years                                             $1,784
---------------------------------------------------------
5 years                                             $2,450
---------------------------------------------------------
10 years                                            $4,248
---------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $ 400
---------------------------------------------------------
3 years                                             $1,226
---------------------------------------------------------
5 years                                             $2,067
---------------------------------------------------------
10 years                                            $4,240
---------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $ 407
---------------------------------------------------------
3 years                                             $1,234
---------------------------------------------------------
5 years                                             $2,075
---------------------------------------------------------
10 years                                            $4,248
---------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            3/10/03        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                       12/31/02       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                   10/30/02       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Jennison Portfolio, Prudential Jennison International Growth Portfolio, Jennison 20/20 Focus Portfolio, and Prudential Value Portfolio are part of The Prudential Series Fund, Inc. The Prudential Series Fund, Inc. is an open-end management investment company that was organized under the laws of Maryland on November 15, 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Annuity invests only in Class II shares of The Prudential Series Fund, Inc.

Prudential Investments LLC (PI), a wholly owned subsidiary of Prudential Financial, Inc. serves as the overall investment adviser for The Prudential Series Fund, Inc. PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison) provides investment advisory services for the Jennison 20/20 Focus Portfolio, the Jennison Portfolio, and the Prudential Jennison International Growth Portfolio. Jennison provides investment advisory services for approximately 50% of the assets of Prudential Value Portfolio, and Deutsche Asset Management, Inc. (Deutsche) and Victory Capital Management, Inc. (Victory), each provide investment advisory services for approximately 25% of the assets of Prudential Value Portfolio.

Jennison is located at 466 Lexington Avenue, New York, New York 10017. Deutsche is located at 280 Park Avenue, New York, New York 10017. Victory is located at 130 Public Square, Cleveland, Ohio 44114.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.

PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term growth of capital.

JENNISON 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.

PRUDENTIAL VALUE PORTFOLIO -- Seeks capital appreciation.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED
ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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                                                                              17
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

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                                                                              19
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are

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20
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


PRINCIPAL FIRST CHARGE



Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND
EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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receive a Benefit Payment through an Annuity Payout option called the Principal
First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

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On or after the deceased's 81st birthday or date of death, the Interest
Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  Earnings Protection Benefit charge will continue to be deducted even though no
  Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the

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Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

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Telephone Surrender instructions received before the close of the New York Stock
Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the

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Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

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- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2 , may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

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In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY
       COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross

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    income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

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    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification

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requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
PERFORMANCE TABLES
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.957     $0.982     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.732     $0.957     $0.982
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.680         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.725         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          17         --         --         --
-----------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.630     $0.783     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.428     $0.630     $0.783
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.415         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.424         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          95         --         --         --
-----------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.740     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.564     $0.740         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.599         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.560         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.943     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.723     $0.943         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.683         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.718         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.434     $4.708     $4.803     $4.398
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.775     $4.434     $4.708     $4.803
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   1,098,795  1,267,553  1,358,395  1,425,393
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.589         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.734         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         146         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.593     $2.416     $2.185     $2.258
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.819     $2.593     $2.416     $2.185
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     279,414    243,035    184,934    197,575
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.640         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.789         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         121         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $7.709     $8.388     $7.501     $5.526
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.113     $7.709     $8.388     $7.501
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     474,117    551,294    573,419    537,835
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.451         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.048         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         147         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.669     $2.816     $2.570     $2.471
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.261     $2.669     $2.816     $2.570
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     679,820    690,922    678,899    760,046
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.133         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.236         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         243         --         --         --
-----------------------------------------------------------------------------------------------------------

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.031     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767     $1.031         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      26,548     16,775         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.698         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          29         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.533     $1.656     $1.796     $1.476
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.378     $1.533     $1.656     $1.796
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     123,500    139,322    152,814    149,495
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.334         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.364         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           2         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.711     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.496     $0.711         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       4,222      1,221         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.397         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           3         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.952     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763     $0.952         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       5,328      3,277         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.756         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.757         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           1         --         --         --
-----------------------------------------------------------------------------------------------------------

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.481     $1.469     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.214     $1.481     $1.469         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      59,531     67,198     45,574         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.131         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.203         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          44         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.476     $1.792     $1.952     $1.315
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.174     $1.476     $1.792     $1.952
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     149,612    173,294    174,669     54,890
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.132         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.161         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          22         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.473     $0.621     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.287     $0.473     $0.621         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      70,939     83,872     53,985         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.257         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.284         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           4         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.204     $1.325     $1.422     $1.182
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.896     $1.204     $1.325     $1.422
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     187,354    190,354    156,473     78,909
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.840         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.886         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          50         --         --         --
-----------------------------------------------------------------------------------------------------------

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.976         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.858         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       4,478         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.768         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.855         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          50         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.986         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.768         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       2,200         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.716         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         191         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.083     $1.068     $1.070     $1.035
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.996     $1.083     $1.068     $1.070
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      66,625     56,423     29,644     20,235
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.938         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.985         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          80         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.340     $5.012     $5.608     $4.712
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.324     $4.340     $5.012     $5.608
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     146,694    178,287    194,774    191,225
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.125         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.288         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          11         --         --         --
-----------------------------------------------------------------------------------------------------------

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.854     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.699     $0.854         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      15,665      5,121         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.708         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.693         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          22         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.489     $1.856     $2.267     $1.641
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.207     $1.489     $1.856     $2.267
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     281,655    339,519    399,368    391,871
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.216         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.194         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          35         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.932     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.874     $0.932         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       8,439        865         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.907         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.867         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           9         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.423     $2.546     $2.056     $1.371
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.053     $2.423     $2.546     $2.056
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     304,733    376,063    377,347    181,142
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.914         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.031         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.991     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.852     $0.991         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     155,364     51,670         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.821         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         315         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.911     $1.863     $1.777     $1.716
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.915     $1.911     $1.863     $1.777
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     293,058    276,875    180,014    270,072
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.899         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.894         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         139         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.563     $2.414     $2.217     $2.211
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.738     $2.563     $2.414     $2.217
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      94,164     60,191     43,651     52,197
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.671         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.708         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          40         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.929         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.730         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       7,631         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.672         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.727         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          15         --         --         --
-----------------------------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.622     $1.931     $2.251     $1.374
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.118     $1.622     $1.931     $2.251
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     218,257    249,660    269,723    198,856
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.080         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.106         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          59         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.710     $6.587     $7.176     $6.066
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.271     $5.710     $6.587     $7.176
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     522,928    614,994    655,469    638,407
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.225         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          74         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.007         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.072         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     159,439         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.042         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.068         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                         190         --         --         --
-----------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.764     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      46,156     19,695         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.750         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          75         --         --         --
-----------------------------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.975         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.797         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       2,475         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.738         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.794         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          65         --         --         --
-----------------------------------------------------------------------------------------------------------

 (a)  Inception date August 5, 2002.

 (b)  Inception date May 31, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Director Elite variable annuity to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                    SERIES I AND SERIES IR OF DIRECTOR ELITE

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $223,658,182; 2001: $187,101,146; and 2000: $190,239,543.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                 04/25/95            -39.57%           -6.53%             N/A             3.90%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
 Portfolio                                         09/25/00            -31.92%             N/A              N/A           -40.92%
---------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                     05/03/99            -31.68%             N/A              N/A            -9.88%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                         02/19/88            -31.47%           -5.95%            5.65%            6.44%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                         05/20/91            -23.61%           -2.29%            5.22%            5.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                             05/20/91             -1.28%            2.29%            3.47%            4.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund             05/20/91            -29.04%            1.71%            9.20%           11.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund               05/29/98            -33.59%             N/A              N/A            -6.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund              03/09/94            -24.01%           -2.48%             N/A             7.83%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                            04/30/01            -33.53%             N/A              N/A           -21.34%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                  03/01/95            -19.16%           -2.62%             N/A             1.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund            12/27/00            -37.91%             N/A              N/A           -39.22%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund        12/27/00            -28.28%             N/A              N/A           -19.30%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                    05/01/00            -26.54%             N/A              N/A             2.64%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                   10/01/98            -28.86%             N/A              N/A             0.05%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                05/01/00            -46.39%             N/A              N/A           -44.63%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                           05/01/02               N/A              N/A              N/A           -22.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund             05/20/91            -36.34%           -2.95%            3.15%            5.13%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                       10/01/98            -17.27%             N/A              N/A            -4.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                            05/01/87            -31.56%           -5.62%            5.52%            6.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                          04/30/01            -26.76%             N/A              N/A           -26.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund      05/20/91            -27.42%           -7.38%            0.57%           -0.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund      04/30/01            -15.61%             N/A              N/A           -14.58%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                           07/30/97            -24.01%           10.90%             N/A            12.46%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                     04/30/01            -22.90%             N/A              N/A           -16.03%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                     05/20/91             -9.60%           -0.74%            0.21%            0.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund              05/20/91             -3.19%            1.83%            2.75%            3.19%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                  05/02/94            -37.43%           -0.03%             N/A             2.74%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                    08/09/96            -38.71%           -5.39%             N/A            -1.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                            05/20/91            -33.22%           -4.73%            6.10%            6.25%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund       05/20/91             -0.64%            2.32%            2.68%            3.31%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                            04/30/01            -31.74%             N/A              N/A           -21.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund              05/01/96            -33.86%           -4.05%             N/A             1.79%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                    FUND                                                               SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                04/25/95             -32.02%           -3.38%             N/A             5.69%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
 Portfolio                                        09/25/00             -23.80%             N/A              N/A           -32.69%
---------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                    05/03/99             -23.54%             N/A              N/A            -5.38%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                        02/19/88             -23.32%           -2.19%            7.55%            8.85%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        03/31/83             -14.86%            1.11%            7.28%            9.00%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            08/31/77               8.72%            5.93%            6.12%            7.38%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            04/02/84             -20.70%            4.76%           10.94%           13.08%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund              05/29/98             -25.59%             N/A              N/A            -2.37%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94             -15.29%            1.02%             N/A             9.70%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01             -25.53%             N/A              N/A           -14.64%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95             -10.08%            0.89%             N/A             4.18%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00             -30.24%             N/A              N/A           -33.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00             -19.88%             N/A              N/A           -13.60%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00             -18.01%             N/A              N/A             7.54%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98             -20.51%             N/A              N/A             3.84%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund               05/01/00             -39.35%             N/A              N/A           -37.35%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                          05/01/02                N/A              N/A              N/A           -14.15%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            03/24/87             -28.55%            0.14%            5.27%            7.44%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98              -8.05%             N/A              N/A            -0.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/01/87             -23.41%           -2.26%            7.39%            7.97%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01             -18.24%             N/A              N/A           -19.40%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund     07/02/90             -18.95%           -3.85%            2.71%            1.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund     04/30/01              -6.26%             N/A              N/A            -7.75%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97             -15.29%           13.36%             N/A            14.75%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01             -14.10%             N/A              N/A            -9.37%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80               0.21%            3.01%            3.17%            5.57%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             01/01/85               6.81%            5.47%            5.49%            7.09%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                 05/02/94             -29.72%            2.82%             N/A             5.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96             -31.10%           -2.16%             N/A             1.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           08/31/77             -25.19%           -1.48%            7.92%           10.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      03/24/87               9.36%            5.95%            5.45%            5.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01             -23.60%             N/A              N/A           -15.28%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96             -25.88%           -0.55%             N/A             4.37%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                             YIELD            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                              -0.25%                -0.24%
--------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              3.71%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        7.83%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               2.03%
---------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                        1.38%
---------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.957     $0.982      $1.000          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.732     $0.957      $0.982
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.955     $0.981      $1.000          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.729     $0.955      $0.981
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.955     $1.040          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.729     $0.955          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           88         28          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.680         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.726         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.953     $1.039          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.726     $0.953          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.680         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.726         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.693         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.739         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           50         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.680         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.725         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           17         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.630     $0.783      $1.000          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.428     $0.630      $0.783
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.628     $0.783      $1.000          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.426     $0.628      $0.783
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.628     $0.833          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.426     $0.628          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          264         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.415         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.425         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          156         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.627     $0.832          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.425     $0.627          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          156         44          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.415         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.424         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.591         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.604         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          168         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.415         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.424         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           95         --          --          --
-------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.740     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.564     $0.740          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.739     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.562     $0.739          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.739     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.562     $0.739          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.599         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.561         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            1         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.738     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.561     $0.737          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            1         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.599         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.560         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.598         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.559         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            1         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.599         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.560         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.943     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.723     $0.943          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.942     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.721     $0.942          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.942     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.721     $0.942          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          142         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.683         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.719         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            4         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.941     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.719     $0.941          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            4         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.683         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.718         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.681         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.716         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           81         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.683         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.718         --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.434     $4.708      $4.803      $4.398
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.775     $4.434      $4.708      $4.803
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,098,795  1,267,553   1,358,395   1,425,393
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $4.416     $4.696      $4.798      $4.663
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.754     $4.416      $4.696      $4.798
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       18,905     19,558      16,402       7,318
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $4.426     $4.767          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.760     $4.426          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,893      5,847          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.589         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.740         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        9,973         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $4.408     $4.754          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.740     $4.408          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        9,973      2,085          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.589         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.737         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          382         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.589         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.736         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          303         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.589         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.734         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          146         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.593     $2.416      $2.185      $2.258
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.819     $2.593      $2.416      $2.185
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      279,414    243,035     184,934     197,575
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $2.583     $2.410      $2.182      $2.234
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.804     $2.583      $2.410      $2.182
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,271      5,611       2,827       1,185
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $2.588     $2.450          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.808     $2.588          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,099      2,043          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.640         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.793         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,540         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $2.578     $2.444          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.793     $2.578          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,540      1,175          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.640         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.791         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          217         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.640         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.791         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          103         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.640         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.789         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          121         --          --          --
-------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $7.709     $8.388      $7.501      $5.526
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.113     $7.709      $8.388      $7.501
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      474,117    551,294     573,419     537,835
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $7.678     $8.367      $7.494      $6.255
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.080     $7.678      $8.367      $7.494
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,801      8,950       7,125       2,064
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $7.695     $8.843          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.090     $7.695          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,328      3,892          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $5.451         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.057         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,381         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $7.664     $8.820          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.057     $7.664          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,381      1,167          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $5.451         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.053         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          244         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $5.451         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.052         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          154         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.451         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.048         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          147         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.669     $2.816      $2.570      $2.471
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.261     $2.669      $2.816      $2.570
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      679,820    690,922     678,899     760,046
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $2.658     $2.809      $2.567      $2.655
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.248     $2.658      $2.809      $2.567
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       11,719      9,103       5,687       2,453
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $2.664     $2.754          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.252     $2.664          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        6,905      4,063          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.133         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.240         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10,663         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $2.653     $2.747          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.240     $2.653          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10,663      1,722          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.133         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.238         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          481         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.133         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.238         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          368         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.133         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.236         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          243         --          --          --
-------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.031     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767     $1.031          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       26,548     16,775          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.029     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765     $1.029          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          868        578          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.029     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765     $1.029          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,837      1,019          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.698         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,190         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.028     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763     $1.028          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,190        284          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.698         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           75         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.698         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            5         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.698         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           29         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.533     $1.656      $1.796      $1.476
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.378     $1.533      $1.656      $1.796
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      123,500    139,322     152,814     149,495
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.527     $1.652      $1.794      $1.576
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.371     $1.527      $1.652      $1.794
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,292      2,529       2,288         954
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.530     $1.656          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.373     $1.530          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          743        353          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.334         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.366         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,068         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.524     $1.651          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.366     $1.524          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,068        196          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.334         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.365         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           24         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.334         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.365         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            3         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.334         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.364         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            2         --          --          --
-------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.711     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.496     $0.711          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,222      1,221          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.710     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.494     $0.710          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          201         22          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.710     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.494     $0.710          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           63         37          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.397         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.493         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          367         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.709     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.493     $0.709          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          367         99          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.397         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.397         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            9         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.397         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            3         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.952     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763     $0.952          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,328      3,277          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.951     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.761     $0.951          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          392        180          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.951     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.760     $0.951          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          263        118          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.756         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.758         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          426         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.950     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.758     $0.950          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          426         74          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.756         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.758         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            2         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.756         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.757         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           20         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.756         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.757         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            1         --          --          --
-------------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.481     $1.469      $1.000          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.214     $1.481      $1.469          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       59,531     67,198      45,574          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.477     $1.468      $1.000          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.209     $1.477      $1.468          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,528      3,677       2,127          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.478     $1.387          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.210     $1.478          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,214      1,627          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.131         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.205         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,053         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.474     $1.386          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.205     $1.474          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,053        729          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.131         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.204         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           47         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.131         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.204         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           49         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.131         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.203         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           44         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.476     $1.792      $1.952      $1.315
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.174     $1.476      $1.792      $1.952
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      149,612    173,294     174,669      54,890
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.470     $1.788      $1.951      $1.451
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.167     $1.470      $1.788      $1.951
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,790      8,750       7,682       1,465
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.474     $1.773          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.169     $1.474          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,358      2,825          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.132         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.163         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,355         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.468     $1.769          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.163     $1.468          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,355        565          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.132         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.162         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           49         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.132         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.162         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           48         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.132         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.161         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           22         --          --          --
-------------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.473     $0.621      $1.000          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.287     $0.473      $0.621          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       70,939     83,872      53,985          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.472     $0.620      $1.000          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.286     $0.472      $0.620          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,939      4,200       2,603          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.473     $0.729          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.286     $0.473          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,131      1,864          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.257         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.285         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,285         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.471     $0.728          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.285     $0.471          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,285        629          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.257         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.285         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            1         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.257         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.285         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           37         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.257         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.284         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            4         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.204     $1.325      $1.422      $1.182
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.896     $1.204      $1.325      $1.422
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      187,354    190,354     156,473      78,909
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.199     $1.322      $1.420      $1.281
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.891     $1.199      $1.322      $1.420
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10,718     10,571       8,838       3,576
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.201     $1.390          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.892     $1.201          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,699      2,500          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.840         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,557         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.197     $1.387          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887     $1.197          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,557      1,104          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.840         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          152         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.840         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           30         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.840         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.886         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           50         --          --          --
-------------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.976         --          --          --(b)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.858         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,478         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000         --          --          --(c)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.858         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          311         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000         --          --          --(c)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.857         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          116         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.768         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.856         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,451         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.000         --          --          --(c)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.856         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,451         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.768         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.856         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          181         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.768         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.856         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          121         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.768         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.855         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           50         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.986         --          --          --(b)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.768         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,200         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.986         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          118         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.986         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           73         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.716         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.766         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,462         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.986         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.766         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,462         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.716         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.766         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           67         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.716         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.766         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           88         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.716         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          191         --          --          --
-------------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.083     $1.068      $1.070      $1.035
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.996     $1.083      $1.068      $1.070
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       66,625     56,423      29,644      20,235
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.079     $1.065      $1.069      $1.084
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.990     $1.079      $1.065      $1.069
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,543      2,770       2,132         481
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.081     $1.128          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.992     $1.081          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,155        794          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.938         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.986         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,359         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.077     $1.125          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.986     $1.077          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,359        766          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.938         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.986         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          112         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.938         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.986         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           51         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.938         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.985         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           80         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.340     $5.012      $5.608      $4.712
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.324     $4.340      $5.012      $5.608
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      146,694    178,287     194,774     191,225
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $4.323     $4.999      $5.602      $5.182
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.306     $4.323      $4.999      $5.602
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,443      3,811       3,552       1,310
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $4.332     $5.175          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.311     $4.332          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,243        890          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.125         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.293         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,091         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $4.315     $5.161          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.293     $4.315          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,091        212          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.125         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.291         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          123         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.125         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.290         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           28         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.125         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.288         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           11         --          --          --
-------------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.854     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.699     $0.854          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       15,665      5,121          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.854     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.697     $0.854          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          754        225          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.853     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.696     $0.853          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          816        236          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.708         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.694         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,405         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.852     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.694     $0.852          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,405         64          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.708         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.694         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           59         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.708         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.694         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           26         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.708         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.693         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           22         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.489     $1.856      $2.267      $1.641
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.207     $1.489      $1.856      $2.267
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      281,655    339,519     399,368     391,871
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.483     $1.851      $2.265      $1.806
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.201     $1.483      $1.851      $2.265
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,970      4,466       4,366         970
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.487     $1.842          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.203     $1.487          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          891        733          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.216         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.196         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,320         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.481     $1.838          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.196     $1.481          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,320        394          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.216         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.195         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           27         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.216         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.195         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           10         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.216         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.194         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           35         --          --          --
-------------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.932     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.874     $0.932          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,439        865          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.931     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.871     $0.931          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          287         57          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.931     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.871     $0.931          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          142         20          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.907         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.869         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          483         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.930     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.869     $0.930          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          483         51          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.907         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.868         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            5         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.907         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.868         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            8         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.907         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.867         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            9         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.423     $2.546      $2.056      $1.371
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.053     $2.423      $2.546      $2.056
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      304,733    376,063     377,347     181,142
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $2.414     $2.540      $2.054      $1.589
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.042     $2.414      $2.540      $2.054
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       11,277     13,702      11,574       3,185
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $2.419     $2.573          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.045     $2.419          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,640      4,091          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.914         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.034         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,102         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $2.409     $2.566          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.034     $2.409          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,102        869          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.914         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.033         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           69         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.914         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.032         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           14         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.914         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.031         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --          --          --
-------------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.991     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.852     $0.991          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      155,364     51,670          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.991     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.850     $0.991          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,720      1,477          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.990     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.849     $0.990          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        6,377      2,699          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.821         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.847         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,818         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.989     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.847     $0.989          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,818      1,171          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.821         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          480         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.821         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          158         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.821         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          315         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.911     $1.863      $1.777      $1.716
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.915     $1.911      $1.863      $1.777
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      293,058    276,875     180,014     270,072
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.903     $1.858      $1.776      $1.735
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.904     $1.903      $1.858      $1.776
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,804      6,226       2,940         917
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.907     $1.870          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.907     $1.907          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,326      1,387          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.900         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.897         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,220         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.900     $1.865          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.897     $1.900          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,220        941          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.900         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.896         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          133         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.900         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.895         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          127         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.899         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.894         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          139         --          --          --
-------------------------------------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.563     $2.414      $2.217      $2.211
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.738     $2.563      $2.414      $2.217
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       94,164     60,191      43,651      52,197
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $2.553     $2.408      $2.214      $2.232
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.723     $2.553      $2.408      $2.214
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,519      1,526         606         270
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $2.558     $2.434          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.727     $2.558          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,012        302          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.671         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.712         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,201         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $2.548     $2.428          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.712     $2.548          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,201        305          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.671         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.710         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          149         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.671         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.710         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           12         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.671         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.708         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           40         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.929         --          --          --(b)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.730         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,631         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.929         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.729         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          199         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.929         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.729         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           90         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.672         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.728         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,286         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.929         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.728         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,286         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.672         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.728         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           49         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.672         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.727         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           58         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.672         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.727         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           15         --          --          --
-------------------------------------------------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.622     $1.931      $2.251      $1.374
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.118     $1.622      $1.931      $2.251
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      218,257    249,660     269,723     198,856
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.616     $1.926      $2.248      $1.510
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.112     $1.616      $1.926      $2.248
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,442      7,567       6,960       1,735
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.620     $1.856          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.114     $1.620          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,882      1,244          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.080         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.108         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,644         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.613     $1.851          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.108     $1.613          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,644        656          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.080         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.107         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          144         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.080         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.107         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           51         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.080         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.106         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           59         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.710     $6.587      $7.176      $6.066
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.271     $5.710      $6.587      $7.176
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      522,928    614,994     655,469     638,407
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $5.687     $6.571      $7.169      $6.716
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.248     $5.687      $6.571      $7.169
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       13,876     15,526      14,517       5,859
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $5.699     $6.708          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.255     $5.699          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,458      3,450          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.999         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.232         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,830         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $5.676     $6.691          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.232     $5.676          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,830      1,174          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.999         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.229         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          212         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.999         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.228         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          107         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.999         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.225         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           74         --          --          --
-------------------------------------------------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.007         --          --          --(b)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.072         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      159,439         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.007         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.071         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,334         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.007         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.071         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,762         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.042         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.070         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,799         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.007         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.070         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,799         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.042         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.069         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          535         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.042         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.069         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          178         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.042         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.068         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          190         --          --          --
-------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.764     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       46,156     19,695          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.999     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762     $0.999          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,819      1,087          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.999     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762     $0.999          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,623        782          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.750         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.760         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,764         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.998     $1.000          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.760     $0.998          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,764        309          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.750         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           81         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.750         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           86         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.750         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           75         --          --          --
-------------------------------------------------------------------------------------------------------------

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------
SUB-ACCOUNT                                                     2002        2001        2000         1999
-------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.975         --          --          --(b)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.797         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,475         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.975         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.796         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          147         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.975         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.796         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           37         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.738         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.795         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          818         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.975         --          --          --
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.795         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          818         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.738         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.795         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           19         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.738         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.795         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           37         --          --          --
-------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.738         --          --          --(a)
-------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.794         --          --          --
-------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           65         --          --          --
-------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

(c) Inception date April 30, 2002.

                       Part A

WELLS FARGO DIRECTOR
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I and Series IR of Wells Fargo Director variable annuity. Please read it carefully.

Wells Fargo Director variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- WELLS FARGO ASSET ALLOCATION FUND SUB-ACCOUNT which purchases shares of the Asset Allocation Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Asset Allocation Fund")

- WELLS FARGO EQUITY INCOME FUND SUB-ACCOUNT which purchases shares of the Equity Income Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Equity Income Fund")

- WELLS FARGO EQUITY VALUE FUND SUB-ACCOUNT which purchases shares of the Equity Value Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Equity Value Fund")

- WELLS FARGO GROWTH FUND SUB-ACCOUNT which purchases shares of the Growth Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Growth Fund")

- WELLS FARGO INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases shares of the International Equity Fund of Wells Fargo Variable Trust Funds ("Wells Fargo International Equity Fund")

- WELLS FARGO LARGE COMPANY GROWTH FUND SUB-ACCOUNT which purchases shares of the Large Company Growth Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Large Company Growth Fund")

- WELLS FARGO MONEY MARKET FUND SUB-ACCOUNT which purchases shares of the Money Market Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Money Market Fund")

- WELLS FARGO SMALL CAP GROWTH FUND SUB-ACCOUNT which purchases shares of the Small Cap Growth Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Small Cap Growth Fund")

- WELLS FARGO TOTAL RETURN BOND FUND SUB-ACCOUNT (formerly Wells Fargo Corporate Bond Fund Sub-Account) which purchases shares of the Total Return Bond Fund of Wells Fargo Variable Trust Funds ("Wells Fargo Total Return Bond Fund")

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income Fund Sub-Account) which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 30, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 30, 2004

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
--------------------------------------------------------------------------------
FEE TABLES                                                                    7
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   11
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 13
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                13
--------------------------------------------------------------------------------
  The Separate Account                                                       13
--------------------------------------------------------------------------------
  The Funds                                                                  13
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              16
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   16
--------------------------------------------------------------------------------
THE CONTRACT                                                                 17
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               17
--------------------------------------------------------------------------------
  Charges and Fees                                                           20
--------------------------------------------------------------------------------
  Principal First                                                            22
--------------------------------------------------------------------------------
  Death Benefit                                                              24
--------------------------------------------------------------------------------
  Surrenders                                                                 27
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              29
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     31
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            32
--------------------------------------------------------------------------------
  Legal Matters                                                              33
--------------------------------------------------------------------------------
  More Information                                                           33
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   34
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     38
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           39
--------------------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           43
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  46
--------------------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                                      47
--------------------------------------------------------------------------------

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                              None
--------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                     7%
--------------------------------------------------------
    Second Year                                        6%
--------------------------------------------------------
    Third Year                                         6%
--------------------------------------------------------
    Fourth Year                                        5%
--------------------------------------------------------
    Fifth Year                                         4%
--------------------------------------------------------
    Sixth Year                                         3%
--------------------------------------------------------
    Seventh Year                                       2%
--------------------------------------------------------
    Eighth Year                                        0%
--------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.50%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.10%
---------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                          Minimum   Maximum
------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)    0.44%     3.14%
------------------------------------------------------------

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE        CONTRACTUAL      TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE      FEE         ANNUAL
                                        AND/OR                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

Wells Fargo Asset
  Allocation Fund (1)(2)       0.55%        0.25%      0.23%          1.03%            0.03%       1.00%
---------------------------------------------------------------------------------------------------------
Wells Fargo Equity Income
  Fund (1)(2)                  0.55%        0.25%      0.30%          1.10%            0.10%       1.00%
---------------------------------------------------------------------------------------------------------
Wells Fargo Equity Value
  Fund (1)(2)                  0.55%        0.25%      0.48%          1.28%            0.28%       1.00%
---------------------------------------------------------------------------------------------------------
Wells Fargo Growth
  Fund (1)(2)                  0.55%        0.25%      0.35%          1.15%            0.15%       1.00%
---------------------------------------------------------------------------------------------------------
Wells Fargo International
  Equity Fund (1)(2)           0.75%        0.25%      2.14%          3.14%            2.14%       1.00%
---------------------------------------------------------------------------------------------------------
Wells Fargo Large Company
  Growth Fund (1)(2)           0.55%        0.25%      0.29%          1.09%            0.09%       1.00%
---------------------------------------------------------------------------------------------------------
Wells Fargo Money Market
  Fund (1)(2)                  0.40%        0.25%      0.32%          0.97%            0.22%       0.75%
---------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap
  Growth Fund (1)(2)           0.75%        0.25%      0.33%          1.33%            0.13%       1.20%
---------------------------------------------------------------------------------------------------------
Wells Fargo Total Return
  Bond Fund (1)(2)             0.45%        0.25%      0.33%          1.03%            0.13%       0.90%
---------------------------------------------------------------------------------------------------------
Hartford Advisers HLS
  Fund -- Class IA             0.63%         N/A       0.04%          0.67%             N/A        0.67%
---------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund --
  Class IA                     0.47%         N/A       0.04%          0.51%             N/A        0.51%
---------------------------------------------------------------------------------------------------------
Hartford Capital
  Appreciation HLS
  Fund -- Class IA             0.64%         N/A       0.05%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Hartford Disciplined
  Equity HLS Fund --
  Class IA                     0.75%         N/A       0.04%          0.79%             N/A        0.79%
---------------------------------------------------------------------------------------------------------
Hartford Dividend and
  Growth HLS Fund --
  Class IA                     0.65%         N/A       0.04%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Hartford Equity Income
  HLS Fund -- Class IA         0.83%         N/A       0.15%          0.98%             N/A        0.98%
---------------------------------------------------------------------------------------------------------
Hartford Focus HLS
  Fund -- Class IA             0.85%         N/A       0.03%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
Hartford Global Advisers
  HLS Fund -- Class IA         0.77%         N/A       0.06%          0.83%             N/A        0.83%
---------------------------------------------------------------------------------------------------------
Hartford Global
  Communications HLS
  Fund -- Class IA             0.85%         N/A       0.16%          1.01%             N/A        1.01%
---------------------------------------------------------------------------------------------------------
Hartford Global Financial
  Services HLS Fund --
  Class IA                     0.85%         N/A       0.30%          1.15%             N/A        1.15%
---------------------------------------------------------------------------------------------------------
Hartford Global Health
  HLS Fund -- Class IA         0.85%         N/A       0.05%          0.90%             N/A        0.90%
---------------------------------------------------------------------------------------------------------
Hartford Global Leaders
  HLS Fund -- Class IA         0.74%         N/A       0.07%          0.81%             N/A        0.81%
---------------------------------------------------------------------------------------------------------
Hartford Global
  Technology HLS Fund --
  Class IA                     0.85%         N/A       0.06%          0.91%             N/A        0.91%
---------------------------------------------------------------------------------------------------------
Hartford Growth HLS
  Fund -- Class IA             0.83%         N/A       0.16%          0.99%             N/A        0.99%
---------------------------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE        CONTRACTUAL      TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE      FEE         ANNUAL
                                        AND/OR                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

Hartford Growth
  Opportunities HLS
  Fund -- Class IA             0.62%         N/A       0.04%          0.66%             N/A        0.66%
---------------------------------------------------------------------------------------------------------
Hartford High Yield HLS
  Fund -- Class IA             0.78%         N/A       0.04%          0.82%             N/A        0.82%
---------------------------------------------------------------------------------------------------------
Hartford Index HLS
  Fund -- Class IA             0.40%         N/A       0.04%          0.44%             N/A        0.44%
---------------------------------------------------------------------------------------------------------
Hartford International
  Capital Appreciation
  HLS Fund -- Class IA         0.85%         N/A       0.41%          1.26%             N/A        1.26%
---------------------------------------------------------------------------------------------------------
Hartford International
  Opportunities HLS
  Fund -- Class IA             0.72%         N/A       0.09%          0.81%             N/A        0.81%
---------------------------------------------------------------------------------------------------------
Hartford International
  Small Company HLS
  Fund -- Class IA             0.85%         N/A       0.86%          1.71%             N/A        1.71%
---------------------------------------------------------------------------------------------------------
Hartford MidCap HLS
  Fund -- Class IA             0.68%         N/A       0.04%          0.72%             N/A        0.72%
---------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS
  Fund -- Class IA             0.82%         N/A       0.06%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
Hartford Money Market HLS
  Fund -- Class IA             0.45%         N/A       0.04%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------
Hartford Mortgage
  Securities HLS Fund --
  Class IA                     0.45%         N/A       0.04%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth
  HLS Fund -- Class IA         0.64%         N/A       0.05%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Hartford Small Company
  HLS Fund -- Class IA         0.73%         N/A       0.04%          0.77%             N/A        0.77%
---------------------------------------------------------------------------------------------------------
Hartford Stock HLS
  Fund -- Class IA             0.46%         N/A       0.03%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------
Hartford U.S. Government
  Securities HLS Fund --
  Class IA                     0.46%         N/A       0.03%          0.49%             N/A        0.49%
---------------------------------------------------------------------------------------------------------
Hartford Value HLS
  Fund -- Class IA             0.83%         N/A       0.06%          0.89%             N/A        0.89%
---------------------------------------------------------------------------------------------------------
Hartford Value
  Opportunities HLS
  Fund -- Class IA             0.69%         N/A       0.04%          0.73%             N/A        0.73%
---------------------------------------------------------------------------------------------------------

(1) The Funds' Adviser has contractually agreed to waive its fees and/or reimburse the Funds for certain expenses through May 1, 2004.

(2) Expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current expenses.

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $1,173
---------------------------------------------------------
3 years                                             $2,160
---------------------------------------------------------
5 years                                             $3,051
---------------------------------------------------------
10 years                                            $5,339
---------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $ 537
---------------------------------------------------------
3 years                                             $1,619
---------------------------------------------------------
5 years                                             $2,692
---------------------------------------------------------
10 years                                            $5,332
---------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $ 545
---------------------------------------------------------
3 years                                             $1,627
---------------------------------------------------------
5 years                                             $2,700
---------------------------------------------------------
10 years                                            $5,339
---------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.


WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            3/10/03        A+          Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       12/31/02       AA-          Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   10/30/02       AA           Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Wells Fargo Fund Management, LLC is the investment advisor for the Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, Small Cap Growth Fund and Total Return Bond Fund (formerly Corporate Bond Fund) of the Wells Fargo Variable Trust Funds. Peregrine Capital Management, Inc., a wholly owned subsidiary of Wells Fargo Bank Minnesota, N.A., is the sub-advisor for the Large Company Growth Fund. Wells Capital Management Incorporated, an affiliate of Wells Fargo Fund Management, LLC, is the sub-advisor of the Asset Allocation Fund, Total Return Bond Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Money Market Fund, and Small Cap Growth Fund.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

WELLS FARGO ASSET ALLOCATION FUND -- Seeks long-term total return, consistent with reasonable risk.

WELLS FARGO EQUITY INCOME FUND -- Seeks long-term capital appreciation and above-average dividend income.

WELLS FARGO EQUITY VALUE FUND -- Seeks long-term capital appreciation and above-average dividend income.

WELLS FARGO GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO INTERNATIONAL EQUITY FUND -- Seeks total return, with an emphasis on capital appreciation, over the long term.

WELLS FARGO LARGE COMPANY GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO MONEY MARKET FUND -- Seeks current income, while preserving capital and liquidity.

WELLS FARGO SMALL CAP GROWTH FUND -- Seeks long-term capital appreciation.

WELLS FARGO TOTAL RETURN BOND FUND (formerly the Wells Fargo Corporate Bond
Fund) -- Seeks total return consisting of income and capital appreciation.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED
ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES
The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.


- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made

                                                                              23
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial
Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been inforce.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.


Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.


You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.


If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

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24
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If you, the joint owner or Annuitant die before you receive all the Benefit
Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older.

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                                                                              25
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities --

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26
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

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WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS
PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

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- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

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4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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your instructions after your seventh Contract Year. Amounts taken under this
Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.



ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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amounts paid by the policyholders or Contract Owners to purchase, hold or
Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross

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    income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

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    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification

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requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
PERFORMANCE TABLES
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.032      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.888      $1.032          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          418          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.838          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.883          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           11          --          --          --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO TOTAL RETURN BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.984      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.047      $0.984          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          164          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.996          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.042          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           63          --          --          --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.064      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.848      $1.064          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          158          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.831          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.844          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           --          --          --          --
---------------------------------------------------------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
WELLS FARGO EQUITY VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.061      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.796      $1.061          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          124          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.774          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.791          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           --          --          --          --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.068      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.782      $1.068          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           39          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.755          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.778          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           --          --          --          --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.056      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.804      $1.056          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          150          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.814          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.799          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            9          --          --          --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO LARGE COMPANY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.128      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.802      $1.128          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          289          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.742          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.797          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           42          --          --          --
---------------------------------------------------------------------------------------------------------------

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
                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
WELLS FARGO MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.001      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.001      $1.001          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           44          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.999          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.996          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           --          --          --          --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO SMALL CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.155      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.705      $1.155          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           15          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.653          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.701          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           --          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $4.434      $4.708      $4.803      $4.398
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.775      $4.434      $4.708      $4.803
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,098,795   1,267,553   1,358,395   1,425,393
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.589          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.734          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          146          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.593      $2.416      $2.185      $2.258
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.819      $2.593      $2.416      $2.185
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      279,414     243,035     184,934     197,575
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.640          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.789          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          121          --          --          --
---------------------------------------------------------------------------------------------------------------

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $7.709      $8.388      $7.501      $5.526
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.113      $7.709      $8.388      $7.501
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      474,117     551,294     573,419     537,835
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $5.451          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $6.048          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          147          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.669      $2.816      $2.570      $2.471
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.261      $2.669      $2.816      $2.570
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      679,820     690,922     678,899     760,046
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.133          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.236          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          243          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.031      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.767      $1.031          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       26,548      16,775          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.698          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.762          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           29          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.533      $1.656      $1.796      $1.476
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.378      $1.533      $1.656      $1.796
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      123,500     139,322     152,814     149,495
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.334          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.364          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            2          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.711      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.496      $0.711          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4,222       1,221          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.397          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.492          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            3          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.952      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.763      $0.952          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        5,328       3,277          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.756          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.757          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            1          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.481      $1.469      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.214      $1.481      $1.469          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       59,531      67,198      45,574          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.131          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.203          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           44          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.476      $1.792      $1.952      $1.315
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.174      $1.476      $1.792      $1.952
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      149,612     173,294     174,669      54,890
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.132          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.161          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           22          --          --          --
---------------------------------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.473      $0.621      $1.000          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.287      $0.473      $0.621          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       70,939      83,872      53,985          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.257          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.284          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            4          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.204      $1.325      $1.422      $1.182
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.896      $1.204      $1.325      $1.422
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      187,354     190,354     156,473      78,909
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.840          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.886          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           50          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.976          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.858          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4,478          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.768          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.855          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           50          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.986          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.768          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        2,200          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.716          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.765          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          191          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.083      $1.068      $1.070      $1.035
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.996      $1.083      $1.068      $1.070
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       66,625      56,423      29,644      20,235
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.938          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.985          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           80          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $4.340      $5.012      $5.608      $4.712
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.324      $4.340      $5.012      $5.608
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      146,694     178,287     194,774     191,225
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.125          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $3.288          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           11          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.854      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.699      $0.854          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       15,665       5,121          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.708          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.693          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           22          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.489      $1.856      $2.267      $1.641
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.207      $1.489      $1.856      $2.267
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      281,655     339,519     399,368     391,871
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.216          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.194          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           35          --          --          --
---------------------------------------------------------------------------------------------------------------

54
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.932      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.874      $0.932          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        8,439         865          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.907          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.867          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                            9          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.423      $2.546      $2.056      $1.371
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.053      $2.423      $2.546      $2.056
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      304,733     376,063     377,347     181,142
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.914          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.031          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           --          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.991      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.852      $0.991          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      155,364      51,670          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.821          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.846          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          315          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.911      $1.863      $1.777      $1.716
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.915      $1.911      $1.863      $1.777
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      293,058     276,875     180,014     270,072
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.899          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.894          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          139          --          --          --
---------------------------------------------------------------------------------------------------------------

                                                                              55
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.563      $2.414      $2.217      $2.211
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.738      $2.563      $2.414      $2.217
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       94,164      60,191      43,651      52,197
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $2.671          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $2.708          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           40          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.929          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.730          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        7,631          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.672          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.727          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           15          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.622      $1.931      $2.251      $1.374
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.118      $1.622      $1.931      $2.251
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      218,257     249,660     269,723     198,856
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.080          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.106          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           59          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $5.710      $6.587      $7.176      $6.066
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.271      $5.710      $6.587      $7.176
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      522,928     614,994     655,469     638,407
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $3.999          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $4.225          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           74          --          --          --
---------------------------------------------------------------------------------------------------------------

56
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
SUB-ACCOUNT                                                      2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.007          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.072          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      159,439          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.042          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $1.068          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                          190          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $1.000      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.764      $1.000          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       46,156      19,695          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.750          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.759          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           75          --          --          --
---------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.975          --          --          --(b)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.797          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        2,475          --          --          --
---------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                $0.738          --          --          --(a)
---------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                      $0.794          --          --          --
---------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                           65          --          --          --
---------------------------------------------------------------------------------------------------------------

 (a)  Inception date August 5, 2002.

 (b)  Inception date May 31, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Wells Fargo Director variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                       Part B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                 SERIES I AND SERIES IR OF WELLS FARGO DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: January 30, 2004
Date of Statement of Additional Information: January 30, 2004


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $223,658,182; 2001: $187,101,146; and 2000: $190,239,543.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                               SUB-ACCOUNT                                   SINCE
SUB-ACCOUNT                                                   INCEPTION DATE   1 YEAR    5 YEAR   10 YEAR  INCEPTION
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Asset Allocation Fund                                04/15/94      -22.75%    -2.35%    N/A       4.60%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Total Return Bond Fund                               09/20/99       -3.56%      N/A     N/A       1.34%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Income Fund                                   05/06/96      -28.64%    -4.79%    N/A       1.17%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Value Fund                                    05/01/98      -33.07%      N/A     N/A     -12.82%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Fund                                          04/12/94      -34.68%    -8.94%    N/A       1.88%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo International Equity Fund                            07/03/00      -31.99%      N/A     N/A     -26.93%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Company Growth Fund                            09/20/99      -36.67%      N/A     N/A     -17.91%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Money Market Fund                                    05/19/94       -9.79%    -1.09%    N/A       0.03%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth Fund                                05/01/95      -46.05%   -17.69%    N/A      -5.73%
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                       05/20/91      -23.61%    -2.29%   5.22%      5.50%
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                           05/20/91       -1.28%     2.29%   3.47%      4.09%
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                           05/20/91      -29.04%     1.71%   9.20%     11.13%
--------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund                             05/29/98      -33.59%      N/A     N/A      -6.12%
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                            03/09/94      -24.01%    -2.48%    N/A       7.83%
--------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                                          04/30/01      -33.53%      N/A     N/A     -21.34%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                03/01/95      -19.16%    -2.62%    N/A       1.76%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                          12/27/00      -37.91%      N/A     N/A     -39.22%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                      12/27/00      -28.28%      N/A     N/A     -19.30%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                  05/01/00      -26.54%      N/A     N/A       2.64%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                 10/01/98      -28.86%      N/A     N/A       0.05%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                              05/01/00      -46.39%      N/A     N/A     -44.63%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                                         05/01/02         N/A       N/A     N/A     -22.95%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                           05/20/91      -36.34%    -2.95%   3.15%      5.13%
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                     10/01/98      -17.27%      N/A     N/A      -4.72%
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                          05/01/87      -31.56%    -5.62%   5.52%      6.01%
--------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund             04/30/01      -26.76%      N/A     N/A     -26.01%
--------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                    05/20/91      -27.42%    -7.38%   0.57%     -0.15%
--------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund                    04/30/01      -15.61%      N/A     N/A     -14.58%
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                         07/30/97      -24.01%    10.90%    N/A      12.46%
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                                   04/30/01      -22.90%      N/A     N/A     -16.03%
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                   05/20/91       -9.60%    -0.74%   0.21%      0.10%
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                            05/20/91       -3.19%     1.83%   2.75%      3.19%
--------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                                05/02/94      -37.43%    -0.03%    N/A       2.74%
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                  08/09/96      -38.71%    -5.39%    N/A      -1.12%
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                          05/20/91      -33.22%    -4.73%   6.10%      6.25%
--------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                     05/20/91       -0.64%     2.32%   2.68%      3.31%
--------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                                          04/30/01      -31.74%      N/A     N/A     -21.89%
--------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                            05/01/96      -33.86%    -4.05%    N/A       1.79%
--------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                                   FUND                                      SINCE
SUB-ACCOUNT                                                   INCEPTION DATE   1 YEAR    5 YEAR   10 YEAR  INCEPTION
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Asset Allocation Fund                                04/15/94      -13.94%     1.05%    N/A       6.76%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Total Return Bond Fund                               09/20/99        6.44%      N/A     N/A       6.32%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Income Fund                                   05/06/96      -20.27%    -1.27%    N/A       3.80%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Value Fund                                    05/01/98      -25.04%      N/A     N/A      -8.35%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Fund                                          04/12/94      -26.76%    -5.48%    N/A       3.90%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo International Equity Fund                            07/03/00      -23.87%      N/A     N/A     -20.61%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Company Growth Fund                            09/20/99      -28.91%      N/A     N/A     -12.15%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Money Market Fund                                    05/19/94       -0.01%     2.69%    N/A       3.09%
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth Fund                                05/01/95      -38.98%   -13.54%    N/A      -3.15%
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                       03/31/83      -14.86%     1.11%   7.28%      9.00%
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                           08/31/77        8.72%     5.93%   6.12%      7.38%
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                           04/02/84      -20.70%     4.76%  10.94%     13.08%
--------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund                             05/29/98      -25.59%      N/A     N/A      -2.37%
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                            03/09/94      -15.29%     1.02%    N/A       9.70%
--------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                                          04/30/01      -25.53%      N/A     N/A     -14.64%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                03/01/95      -10.08%     0.89%    N/A       4.18%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                          12/27/00      -30.24%      N/A     N/A     -33.39%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                      12/27/00      -19.88%      N/A     N/A     -13.60%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                  05/01/00      -18.01%      N/A     N/A       7.54%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                 10/01/98      -20.51%      N/A     N/A       3.84%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                              05/01/00      -39.35%      N/A     N/A     -37.35%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                                         05/01/02         N/A       N/A     N/A     -14.15%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                           03/24/87      -28.55%     0.14%   5.27%      7.44%
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                     10/01/98       -8.05%      N/A     N/A      -0.10%
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                          05/01/87      -23.41%    -2.26%   7.39%      7.97%
--------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund             04/30/01      -18.24%      N/A     N/A     -19.40%
--------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                    07/02/90      -18.95%    -3.85%   2.71%      1.52%
--------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund                    04/30/01       -6.26%      N/A     N/A      -7.75%
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                         07/30/97      -15.29%    13.36%    N/A      14.75%
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                                   04/30/01      -14.10%      N/A     N/A      -9.37%
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                   06/30/80        0.21%     3.01%   3.17%      5.57%
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                            01/01/85        6.81%     5.47%   5.49%      7.09%
--------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                                05/02/94      -29.72%     2.82%    N/A       5.01%
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                  08/09/96      -31.10%    -2.16%    N/A       1.76%
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                          08/31/77      -25.19%    -1.48%   7.92%     10.69%
--------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                     03/24/87        9.36%     5.95%   5.45%      5.95%
--------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                                          04/30/01      -23.60%      N/A     N/A     -15.28%
--------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                            05/01/96      -25.88%    -0.55%    N/A       4.37%
--------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                              YIELD   EFFECTIVE YIELD
------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                           -0.25%       -0.24%
------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                                       YIELD
---------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                            3.71%
---------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                                      7.83%
---------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                             2.03%
---------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                                      1.38%
---------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information. There is no information for Hartford Equity Income HLS Fund Sub-Account because as of December 31, 2002, the Sub-Account had not commenced operation.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.032     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.888     $1.032         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          418         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.032     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887     $1.032         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.032     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.886     $1.032         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,452         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.838         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.885         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          246         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.031     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.885     $1.031
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          246         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.838         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.884         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.837         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.883         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,468         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.838         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.883         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           11         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO TOTAL RETURN BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.984     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.047     $0.984         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          164         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.984     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.046     $0.984         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.984     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.045     $0.984         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,202         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.996         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.043         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           96         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.983     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.043     $0.983         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           96         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.996         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.042         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.995         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.041         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          621         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.996         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.042         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           63         --         --         --
-----------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.064     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.848     $1.064         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          158         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.064     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.847     $1.064         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.063     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846     $1.063         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,227         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.831         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.845         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          199         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.063     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.845     $1.063         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          199         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.831         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.844         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.830         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.843         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,232         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.831         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.844         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO EQUITY VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.061     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.796     $1.061         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          124         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.061     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.794     $1.061         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.061     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.794     $1.061         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          364         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.774         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.792         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           15         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.061     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.792     $1.061         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           15         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.774         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.792         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.772         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.791         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          251         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.774         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.791         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.068     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.782     $1.068         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           39         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.067     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.781     $1.067         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.067     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.780     $1.067         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          124         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.755         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.779         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.067     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.779     $1.067         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.755         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.778         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.754         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.777         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           75         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.755         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.778         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.056     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.804     $1.056         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          150         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.055     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.802     $1.055         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.055     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.802     $1.055         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          194         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.814         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.800         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           12         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.055     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.800     $1.055         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           12         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.814         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.800         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.813         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.798         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          409         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.814         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.799         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            9         --         --         --
-----------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO LARGE COMPANY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.128     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.802     $1.128         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          289         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.128     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.800     $1.128         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.127     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.800     $1.127         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,502         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.742         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.799         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          240         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.127     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.799     $1.127         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          240         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.742         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.798         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.741         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.797         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,710         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.742         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.797         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           42         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.001     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.001     $1.001         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           44         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.001     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.999     $1.001         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.001     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.999     $1.001         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,786         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.997         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            8         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.001     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.997     $1.001         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            8         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.996         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.997         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.995         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          271         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.996         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
WELLS FARGO SMALL CAP GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.155     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.705     $1.155         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           15         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.155     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.704     $1.155         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.155     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.703     $1.155         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          497         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.653         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.702         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           42         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.155     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.702     $1.155         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           42         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.653         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.702         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.652         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.700         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          325         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.653         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.701         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.434     $4.708     $4.803     $4.398
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.775     $4.434     $4.708     $4.803
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                    1,098,795  1,267,553  1,358,395  1,425,393
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $4.416     $4.696     $4.798     $4.663
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.754     $4.416     $4.696     $4.798
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       18,905     19,558     16,402      7,318
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $4.426     $4.767         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.760     $4.426         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,893      5,847         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.589         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.740         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        9,973         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $4.408     $4.754         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.740     $4.408         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        9,973      2,085         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.589         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.737         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          382         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.589         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.736         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          303         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.589         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.734         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          146         --         --         --
-----------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.593     $2.416     $2.185     $2.258
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.819     $2.593     $2.416     $2.185
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      279,414    243,035    184,934    197,575
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $2.583     $2.410     $2.182     $2.234
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.804     $2.583     $2.410     $2.182
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,271      5,611      2,827      1,185
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $2.588     $2.450         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.808     $2.588         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,099      2,043         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.640         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.793         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,540         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $2.578     $2.444         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.793     $2.578         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,540      1,175         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.640         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.791         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          217         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.640         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.791         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          103         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.640         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.789         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          121         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $7.709     $8.388     $7.501     $5.526
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.113     $7.709     $8.388     $7.501
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      474,117    551,294    573,419    537,835
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $7.678     $8.367     $7.494     $6.255
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.080     $7.678     $8.367     $7.494
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,801      8,950      7,125      2,064
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $7.695     $8.843         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.090     $7.695         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,328      3,892         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $5.451         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.057         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,381         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $7.664     $8.820         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.057     $7.664         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,381      1,167         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $5.451         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.053         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          244         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $5.451         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.052         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          154         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.451         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $6.048         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          147         --         --         --
-----------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.669     $2.816     $2.570     $2.471
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.261     $2.669     $2.816     $2.570
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      679,820    690,922    678,899    760,046
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $2.658     $2.809     $2.567     $2.655
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.248     $2.658     $2.809     $2.567
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       11,719      9,103      5,687      2,453
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $2.664     $2.754         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.252     $2.664         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        6,905      4,063         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.133         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.240         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10,663         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $2.653     $2.747         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.240     $2.653         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10,663      1,722         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.133         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.238         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          481         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.133         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.238         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          368         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.133         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.236         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          243         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.031     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767     $1.031         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       26,548     16,775         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.029     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765     $1.029         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          868        578         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.029     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765     $1.029         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,837      1,019         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.698         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,190         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.028     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763     $1.028         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,190        284         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.698         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           75         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.698         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            5         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.698         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           29         --         --         --
-----------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.533     $1.656     $1.796     $1.476
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.378     $1.533     $1.656     $1.796
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      123,500    139,322    152,814    149,495
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.527     $1.652     $1.794     $1.576
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.371     $1.527     $1.652     $1.794
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,292      2,529      2,288        954
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.530     $1.656         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.373     $1.530         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          743        353         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.334         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.366         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,068         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.524     $1.651         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.366     $1.524         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,068        196         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.334         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.365         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           24         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.334         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.365         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            3         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.334         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.364         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            2         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.711     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.496     $0.711         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,222      1,221         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.710     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.494     $0.710         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          201         22         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.710     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.494     $0.710         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           63         37         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.397         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.493         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          367         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.709     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.493     $0.709         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          367         99         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.397         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.397         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            9         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.397         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.492         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            3         --         --         --
-----------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.952     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.763     $0.952         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,328      3,277         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.951     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.761     $0.951         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          392        180         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.951     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.760     $0.951         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          263        118         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.756         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.758         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          426         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.950     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.758     $0.950         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          426         74         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.756         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.758         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            2         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.756         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.757         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           20         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.756         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.757         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            1         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.481     $1.469     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.214     $1.481     $1.469         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       59,531     67,198     45,574         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.477     $1.468     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.209     $1.477     $1.468         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,528      3,677      2,127         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.478     $1.387         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.210     $1.478         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,214      1,627         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.131         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.205         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,053         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.474     $1.386         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.205     $1.474         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,053        729         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.131         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.204         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           47         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.131         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.204         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           49         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.131         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.203         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           44         --         --         --
-----------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.476     $1.792     $1.952     $1.315
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.174     $1.476     $1.792     $1.952
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      149,612    173,294    174,669     54,890
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.470     $1.788     $1.951     $1.451
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.167     $1.470     $1.788     $1.951
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,790      8,750      7,682      1,465
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.474     $1.773         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.169     $1.474         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,358      2,825         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.132         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.163         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,355         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.468     $1.769         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.163     $1.468         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,355        565         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.132         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.162         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           49         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.132         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.162         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           48         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.132         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.161         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           22         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.473     $0.621     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.287     $0.473     $0.621         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       70,939     83,872     53,985         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.472     $0.620     $1.000         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.286     $0.472     $0.620         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,939      4,200      2,603         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.473     $0.729         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.286     $0.473         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,131      1,864         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.257         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.285         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,285         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.471     $0.728         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.285     $0.471         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,285        629         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.257         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.285         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            1         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.257         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.285         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           37         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.257         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.284         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            4         --         --         --
-----------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.204     $1.325     $1.422     $1.182
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.896     $1.204     $1.325     $1.422
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      187,354    190,354    156,473     78,909
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.199     $1.322     $1.420     $1.281
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.891     $1.199     $1.322     $1.420
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       10,718     10,571      8,838      3,576
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.201     $1.390         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.892     $1.201         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,699      2,500         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.840         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,557         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.197     $1.387         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887     $1.197         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,557      1,104         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.840         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          152         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.840         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.887         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           30         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.840         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.886         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           50         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.976         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.858         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,478         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.000         --         --         --(c)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.858         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          311         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.000         --         --         --(c)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.857         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          116         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.768         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.856         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,451         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.000         --         --         --(c)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.856         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,451         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.768         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.856         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          181         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.768         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.856         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          121         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.768         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.855         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           50         --         --         --
-----------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.986         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.768         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,200         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.986         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          118         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.986         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.767         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           73         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.716         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.766         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,462         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.986         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.766         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,462         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.716         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.766         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           67         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.716         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.766         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           88         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.716         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.765         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          191         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.083     $1.068     $1.070     $1.035
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.996     $1.083     $1.068     $1.070
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       66,625     56,423     29,644     20,235
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.079     $1.065     $1.069     $1.084
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.990     $1.079     $1.065     $1.069
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,543      2,770      2,132        481
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.081     $1.128         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.992     $1.081         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,155        794         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.938         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.986         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,359         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.077     $1.125         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.986     $1.077         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,359        766         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.938         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.986         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          112         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.938         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.986         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           51         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.938         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.985         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           80         --         --         --
-----------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $4.340     $5.012     $5.608     $4.712
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.324     $4.340     $5.012     $5.608
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      146,694    178,287    194,774    191,225
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $4.323     $4.999     $5.602     $5.182
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.306     $4.323     $4.999     $5.602
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,443      3,811      3,552      1,310
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $4.332     $5.175         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.311     $4.332         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,243        890         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.125         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.293         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,091         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $4.315     $5.161         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.293     $4.315         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,091        212         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.125         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.291         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          123         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.125         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.290         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           28         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.125         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $3.288         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           11         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.854     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.699     $0.854         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       15,665      5,121         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.854     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.697     $0.854         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          754        225         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.853     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.696     $0.853         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          816        236         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.708         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.694         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,405         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.852     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.694     $0.852         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,405         64         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.708         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.694         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           59         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.708         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.694         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           26         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.708         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.693         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           22         --         --         --
-----------------------------------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.489     $1.856     $2.267     $1.641
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.207     $1.489     $1.856     $2.267
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      281,655    339,519    399,368    391,871
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.483     $1.851     $2.265     $1.806
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.201     $1.483     $1.851     $2.265
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,970      4,466      4,366        970
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.487     $1.842         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.203     $1.487         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          891        733         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.216         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.196         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,320         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.481     $1.838         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.196     $1.481         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,320        394         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.216         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.195         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           27         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.216         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.195         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           10         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.216         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.194         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           35         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.932     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.874     $0.932         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,439        865         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.931     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.871     $0.931         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          287         57         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.931     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.871     $0.931         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          142         20         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.907         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.869         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          483         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.930     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.869     $0.930         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          483         51         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.907         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.868         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            5         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.907         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.868         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            8         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.907         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.867         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            9         --         --         --
-----------------------------------------------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.423     $2.546     $2.056     $1.371
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.053     $2.423     $2.546     $2.056
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      304,733    376,063    377,347    181,142
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $2.414     $2.540     $2.054     $1.589
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.042     $2.414     $2.540     $2.054
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       11,277     13,702     11,574      3,185
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $2.419     $2.573         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.045     $2.419         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,640      4,091         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.914         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.034         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,102         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $2.409     $2.566         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.034     $2.409         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,102        869         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.914         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.033         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           69         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.914         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.032         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           14         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.914         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.031         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           --         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.991     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.852     $0.991         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      155,364     51,670         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.991     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.850     $0.991         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        5,720      1,477         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.990     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.849     $0.990         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        6,377      2,699         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.821         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.847         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,818         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.989     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.847     $0.989         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,818      1,171         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.821         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          480         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.821         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          158         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.821         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.846         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          315         --         --         --
-----------------------------------------------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.911     $1.863     $1.777     $1.716
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.915     $1.911     $1.863     $1.777
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      293,058    276,875    180,014    270,072
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.903     $1.858     $1.776     $1.735
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.904     $1.903     $1.858     $1.776
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        8,804      6,226      2,940        917
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.907     $1.870         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.907     $1.907         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,326      1,387         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.900         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.897         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,220         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.900     $1.865         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.897     $1.900         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,220        941         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.900         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.896         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          133         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.900         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.895         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          127         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.899         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.894         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          139         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.563     $2.414     $2.217     $2.211
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.738     $2.563     $2.414     $2.217
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       94,164     60,191     43,651     52,197
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $2.553     $2.408     $2.214     $2.232
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.723     $2.553     $2.408     $2.214
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,519      1,526        606        270
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $2.558     $2.434         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.727     $2.558         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,012        302         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.671         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.712         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,201         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $2.548     $2.428         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.712     $2.548         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,201        305         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.671         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.710         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          149         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $2.671         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.710         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           12         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $2.671         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $2.708         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           40         --         --         --
-----------------------------------------------------------------------------------------------------------

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.929         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.730         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,631         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.929         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.729         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          199         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.929         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.729         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           90         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.672         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.728         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,286         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.929         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.728         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,286         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.672         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.728         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           49         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.672         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.727         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           58         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.672         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.727         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           15         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.622     $1.931     $2.251     $1.374
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.118     $1.622     $1.931     $2.251
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      218,257    249,660    269,723    198,856
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.616     $1.926     $2.248     $1.510
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.112     $1.616     $1.926     $2.248
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,442      7,567      6,960      1,735
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.620     $1.856         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.114     $1.620         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,882      1,244         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.080         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.108         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,644         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.613     $1.851         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.108     $1.613         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,644        656         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.080         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.107         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          144         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.080         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.107         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           51         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.080         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.106         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           59         --         --         --
-----------------------------------------------------------------------------------------------------------

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $5.710     $6.587     $7.176     $6.066
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.271     $5.710     $6.587     $7.176
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      522,928    614,994    655,469    638,407
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $5.687     $6.571     $7.169     $6.716
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.248     $5.687     $6.571     $7.169
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       13,876     15,526     14,517      5,859
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $5.699     $6.708         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.255     $5.699         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,458      3,450         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.232         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,830         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $5.676     $6.691         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.232     $5.676         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        3,830      1,174         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.229         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          212         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $3.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.228         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          107         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $3.999         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $4.225         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           74         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.007         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.072         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                      159,439         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $1.007         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.071         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        4,334         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $1.007         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.071         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,762         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.042         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.070         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,799         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $1.007         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.070         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        7,799         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.042         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.069         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          535         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $1.042         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.069         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          178         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.042         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $1.068         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          190         --         --         --
-----------------------------------------------------------------------------------------------------------

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $1.000     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.764     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       46,156     19,695         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.999     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762     $0.999         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,819      1,087         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.999     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.762     $0.999         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        1,623        782         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.750         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.760         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,764         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.998     $1.000         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.760     $0.998         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,764        309         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.750         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           81         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.750         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           86         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.750         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.759         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           75         --         --         --
-----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
SUB-ACCOUNT                                                     2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.975         --         --         --(b)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.797         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        2,475         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $0.975         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.796         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          147         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $0.975         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.796         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           37         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.738         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.795         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          818         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $0.975         --         --         --
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.795         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          818         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.738         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.795         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           19         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period               $0.738         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.795         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           37         --         --         --
-----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $0.738         --         --         --(a)
-----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $0.794         --         --         --
-----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           65         --         --         --
-----------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

(c) Inception date April 30, 2002.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE

We have audited the accompanying statement of assets and liabilities, of Hartford Life and Annuity Insurance Company ("the Company"), Separate Account One comprising the Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, First American Small Cap Growth Portfolio, First American Technology Portfolio, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Jennison International Growth Portfolio, Wells Fargo Asset Allocation Fund, Wells Fargo Corporate Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Money Market Fund, and the Wells Fargo Small Cap Growth Fund as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, Separate Account One as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Growth and Income HLS Fund, Evergreen VA International Growth Fund, Evergreen VA Capital Growth Fund, Evergreen VA Growth Fund, Merrill Lynch Large Cap Growth Focus Fund, Merrill Lynch Global Growth Focus Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Evergreen VA Foundation Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Technology Portfolio, First American Small Cap Growth Portfolio, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford Midcap Value HLS Fund, Hartford Value HLS Fund, Prudential 20/20 Focus Portfolio, Prudential Jennison Portfolio and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      This page intentionally left blank.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                              EVERGREEN VA       EVERGREEN VA    EVERGREEN VA
                           CAPITAL GROWTH FUND  FOUNDATION FUND  GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  ---------------  ------------
ASSETS
  Investments
    Number of Shares
      Class IA...........        --                 --               --
      Class IB...........        --                 --               --
      Other class........         143,863            28,765          89,780
                               ==========          ========        ========
    Cost
      Class IA...........        --                 --               --
      Class IB...........        --                 --               --
      Other class........      $1,852,218          $350,044        $915,973
                               ==========          ========        ========
    Market Value
      Class IA...........        --                 --               --
      Class IB...........        --                 --               --
      Other class........      $1,553,719          $331,080        $782,883
  Due from Hartford
   Life & Annuity
   Insurance Company.....          11,867            12,654          --
  Receivable from fund
   shares sold...........        --                 --               --
  Other assets...........        --                      11          --
                               ----------          --------        --------
  Total Assets...........       1,565,586           343,745         782,883
                               ----------          --------        --------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --                 --                   31
  Payable for fund shares
   purchased.............          11,867            12,654          --
  Other liabilities......               3           --                   17
                               ----------          --------        --------
  Total Liabilities......          11,870            12,654              48
                               ----------          --------        --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $1,553,716          $331,091        $782,835
                               ==========          ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           EVERGREEN VA                 EVERGREEN VA  EVERGREEN VA  FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL  EVERGREEN VA   SMALL CAP      SPECIAL     INTERNATIONAL      LARGE CAP
                            GROWTH FUND    OMEGA FUND    VALUE FUND   EQUITY FUND     PORTFOLIO     GROWTH PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ------------  ------------  --------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --             --            --           --              248,101          297,502
      Class IB...........      --             --            --           --              --              --
      Other class........      151,535         94,585       23,976       11,796          --              --
                            ==========     ==========     ========      =======       ==========       ==========
    Cost
      Class IA...........      --             --            --           --            1,838,886        2,171,200
      Class IB...........      --             --            --           --              --              --
      Other class........   $1,570,946     $1,321,888     $257,215      $95,340       $  --            $ --
                            ==========     ==========     ========      =======       ==========       ==========
    Market Value
      Class IA...........      --             --            --           --           $1,210,731       $1,198,932
      Class IB...........      --             --            --           --              --              --
      Other class........   $1,248,652     $1,020,571     $255,339      $83,752          --              --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       12,288        --            --           --                1,570            1,572
  Receivable from fund
   shares sold...........      --             --            --           --              --              --
  Other assets...........      --                  11            1       --                    5                9
                            ----------     ----------     --------      -------       ----------       ----------
  Total Assets...........    1,260,940      1,020,582      255,340       83,752        1,212,306        1,200,513
                            ----------     ----------     --------      -------       ----------       ----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............      --                  44           12            4          --              --
  Payable for fund shares
   purchased.............       12,356        --            --           --                1,570            1,572
  Other liabilities......           48        --            --                3          --              --
                            ----------     ----------     --------      -------       ----------       ----------
  Total Liabilities......       12,404             44           12            7            1,570            1,572
                            ----------     ----------     --------      -------       ----------       ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $1,248,536     $1,020,538     $255,328      $83,745       $1,210,736       $1,198,941
                            ==========     ==========     ========      =======       ==========       ==========

                            FIRST AMERICAN
                               MID CAP
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........        57,016
      Class IB...........       --
      Other class........       --
                               ========
    Cost
      Class IA...........       322,579
      Class IB...........       --
      Other class........      $--
                               ========
    Market Value
      Class IA...........      $313,017
      Class IB...........       --
      Other class........       --
  Due from Hartford
   Life & Annuity
   Insurance Company.....         1,012
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                               --------
  Total Assets...........       314,029
                               --------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............         1,012
  Other liabilities......       --
                               --------
  Total Liabilities......         1,012
                               --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $313,017
                               ========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                            FIRST AMERICAN   FIRST AMERICAN     HARTFORD
                              SMALL CAP        TECHNOLOGY       ADVISERS
                           GROWTH PORTFOLIO    PORTFOLIO        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........        40,373           522,295       228,288,616
      Class IB...........       --                --             21,395,346
      Other class........       --                --               --
                               ========        ==========    ==============
    Cost
      Class IA...........       267,155         2,708,449     5,133,555,989
      Class IB...........       --                --            499,177,135
      Other class........      $--             $  --         $     --
                               ========        ==========    ==============
    Market Value
      Class IA...........      $236,182        $  846,118    $4,472,840,353
      Class IB...........       --                --            421,953,644
      Other class........       --                --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....         1,016             1,366          --
  Receivable from fund
   shares sold...........       --                --                157,269
  Other assets...........             4                74          --
                               --------        ----------    --------------
  Total Assets...........       237,202           847,558     4,894,951,266
                               --------        ----------    --------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --                --                157,268
  Payable for fund shares
   purchased.............         1,016             1,366          --
  Other liabilities......       --                --                  1,372
                               --------        ----------    --------------
  Total Liabilities......         1,016             1,366           158,640
                               --------        ----------    --------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $236,186        $  846,192    $4,894,792,626
                               ========        ==========    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                            HARTFORD CAPITAL  HARTFORD DIVIDEND                     HARTFORD      HARTFORD GLOBAL
                            HARTFORD BOND     APPRECIATION       AND GROWTH      HARTFORD FOCUS  GLOBAL ADVISERS  COMMUNICATIONS
                              HLS FUND          HLS FUND          HLS FUND          HLS FUND        HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -----------------  --------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      74,537,439        98,882,311       112,470,828       3,345,033       19,962,328         589,405
      Class IB...........      18,567,200        11,995,968        15,196,681       2,079,491        1,463,555         438,057
      Other class........        --               --                --                --              --               --
                           ==============    ==============    ==============     ===========     ============      ==========
    Cost
      Class IA...........     809,282,864     4,169,508,053     1,945,985,401      31,779,624      230,401,987       3,156,959
      Class IB...........     211,222,343       496,603,758       268,330,878      18,877,486       15,428,025       2,261,252
      Other class........  $     --          $    --           $    --            $   --          $   --            $  --
                           ==============    ==============    ==============     ===========     ============      ==========
    Market Value
      Class IA...........  $  890,913,664    $3,134,642,336    $1,697,274,092     $25,875,792     $182,773,679      $2,636,350
      Class IB...........     220,977,845       379,413,381       228,998,540      16,040,121       13,352,744       1,957,604
      Other class........        --               --                --                --              --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       1,141,422         --                  651,818          48,979         --               --
  Receivable from fund
   shares sold...........        --                 105,212         --                --                35,672          35,642
  Other assets...........           2,121           198,580             2,466         --              --                    12
                           --------------    --------------    --------------     -----------     ------------      ----------
  Total Assets...........   1,113,035,052     3,514,359,509     1,926,926,916      41,964,892      196,162,095       4,629,608
                           --------------    --------------    --------------     -----------     ------------      ----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --                 105,212         --                --                35,672          35,642
  Payable for fund shares
   purchased.............       1,141,422         --                  651,818          48,979         --               --
  Other liabilities......        --               --                --                     79            2,684         --
                           --------------    --------------    --------------     -----------     ------------      ----------
  Total Liabilities......       1,141,422           105,212           651,818          49,058           38,356          35,642
                           --------------    --------------    --------------     -----------     ------------      ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $1,111,893,630    $3,514,254,297    $1,926,275,098     $41,915,834     $196,123,739      $4,593,966
                           ==============    ==============    ==============     ===========     ============      ==========

                            HARTFORD GLOBAL
                           FINANCIAL SERVICES
                                HLS FUND
                              SUB-ACCOUNT
                           ------------------
ASSETS
  Investments
    Number of Shares
      Class IA...........         705,918
      Class IB...........         647,358
      Other class........        --
                              ===========
    Cost
      Class IA...........       6,343,836
      Class IB...........       5,592,580
      Other class........     $  --
                              ===========
    Market Value
      Class IA...........     $ 5,301,164
      Class IB...........       4,855,355
      Other class........        --
  Due from Hartford
   Life & Annuity
   Insurance Company.....          21,167
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                              -----------
  Total Assets...........      10,177,686
                              -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............          21,167
  Other liabilities......              19
                              -----------
  Total Liabilities......          21,186
                              -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $10,156,500
                              ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002


                             HARTFORD        HARTFORD
                           GLOBAL HEALTH  GLOBAL LEADERS
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     7,444,911      18,679,753
      Class IB...........     3,437,104       3,960,043
      Other class........       --             --
                           ============    ============
    Cost
      Class IA...........    97,878,830     331,568,311
      Class IB...........    46,171,064      60,675,276
      Other class........  $    --         $   --
                           ============    ============
    Market Value
      Class IA...........  $ 88,682,412    $214,818,504
      Class IB...........    40,745,655      45,423,942
      Other class........       --             --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --             --
  Receivable from fund
   shares sold...........        18,174          60,592
  Other assets...........           175             254
                           ------------    ------------
  Total Assets...........   129,446,416     260,303,292
                           ------------    ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............        18,174          60,592
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......       --             --
                           ------------    ------------
  Total Liabilities......        18,174          60,592
                           ------------    ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $129,428,242    $260,242,700
                           ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           HARTFORD GLOBAL  HARTFORD GROWTH                   HARTFORD GROWTH     HARTFORD
                             TECHNOLOGY       AND INCOME     HARTFORD GROWTH   OPPORTUNITIES     HIGH YIELD    HARTFORD INDEX
                              HLS FUND         HLS FUND         HLS FUND       HLS FUND (4)       HLS FUND        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      8,130,827       23,981,335          750,292         215,823         9,935,604      22,644,278
      Class IB...........      3,793,696        5,657,119          694,930         278,428         5,602,833       2,158,782
      Other class........       --               --               --               --               --              --
                             ===========     ============      ===========      ==========      ============    ============
    Cost
      Class IA...........     69,165,953      312,149,203        6,556,499       3,607,291        96,508,694     578,469,918
      Class IB...........     21,327,277       65,262,321        6,071,120       4,591,539        49,594,200      66,923,724
      Other class........    $  --           $   --            $  --            $  --           $   --          $   --
                             ===========     ============      ===========      ==========      ============    ============
    Market Value
      Class IA...........    $24,554,373     $210,991,403      $ 6,495,526      $3,538,483      $ 84,330,030    $531,173,044
      Class IB...........     11,402,704       49,480,541        6,006,027       4,557,536        47,294,057      50,499,956
      Other class........       --               --               --               --               --              --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        108,971          119,466           78,010           3,915           248,375        --
  Receivable from fund
   shares sold...........       --               --               --               --               --               456,923
  Other assets...........             80              308               11              17               110           4,591
                             -----------     ------------      -----------      ----------      ------------    ------------
  Total Assets...........     36,066,128      260,591,718       12,579,574       8,099,951       131,872,572     582,134,514
                             -----------     ------------      -----------      ----------      ------------    ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --               --               --               --               --               456,923
  Payable for fund shares
   purchased.............        108,971          119,466           78,010           3,915           248,375        --
  Other liabilities......       --               --               --               --               --              --
                             -----------     ------------      -----------      ----------      ------------    ------------
  Total Liabilities......        108,971          119,466           78,010           3,915           248,375         456,923
                             -----------     ------------      -----------      ----------      ------------    ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $35,957,157     $260,472,252      $12,501,564      $8,096,036      $131,624,197    $581,677,591
                             ===========     ============      ===========      ==========      ============    ============

                             HARTFORD
                           INTERNATIONAL
                              CAPITAL
                           APPRECIATION
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     1,962,100
      Class IB...........     1,714,546
      Other class........       --
                            ===========
    Cost
      Class IA...........    16,037,104
      Class IB...........    13,505,923
      Other class........   $   --
                            ===========
    Market Value
      Class IA...........   $13,906,786
      Class IB...........    12,133,376
      Other class........       --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        68,760
  Receivable from fund
   shares sold...........       --
  Other assets...........            72
                            -----------
  Total Assets...........    26,108,994
                            -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............        68,760
  Other liabilities......       --
                            -----------
  Total Liabilities......        68,760
                            -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $26,040,234
                            ===========

(4)  Formerly Growth Stock Series Sub-Account. Change effective March 15, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL
                           SMALL COMPANY  OPPORTUNITIES
                             HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       961,490     46,551,220
      Class IB...........       477,454      2,152,011
      Other class........       --             --
                            ===========   ============
    Cost
      Class IA...........     9,455,278    588,608,710
      Class IB...........     4,584,575     23,717,032
      Other class........   $   --        $    --
                            ===========   ============
    Market Value
      Class IA...........   $ 8,543,422   $356,581,044
      Class IB...........     4,230,877     16,476,024
      Other class........       --             --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        28,217        --
  Receivable from fund
   shares sold...........       --             133,039
  Other assets...........       --             --
                            -----------   ------------
  Total Assets...........    12,802,516    373,190,107
                            -----------   ------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --             133,039
  Payable for fund shares
   purchased.............        28,217        --
  Other liabilities......             7        141,690
                            -----------   ------------
  Total Liabilities......        28,224        274,729
                            -----------   ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $12,774,292   $372,915,378
                            ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                       HARTFORD
                             HARTFORD      HARTFORD      HARTFORD      MORTGAGE      HARTFORD        HARTFORD
                            MIDCAP HLS   MIDCAP VALUE  MONEY MARKET   SECURITIES   SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK
                               FUND        HLS FUND      HLS FUND      HLS FUND      HLS FUND      HLS FUND (5)       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ------------  ------------  ------------  -------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........    39,029,376    19,662,766   692,345,470    25,074,545    29,086,717         617,331        68,342,410
      Class IB...........     3,555,322     9,792,542   172,269,339     7,924,760     4,532,938         493,233         5,500,089
      Other class........       --            --            --            --            --             --                --
                           ============  ============  ============  ============  ============     ===========    ==============
    Cost
      Class IA...........   764,017,628   191,875,735   692,345,470   284,151,195   453,937,963       7,479,216     3,204,263,745
      Class IB...........    84,028,475    92,438,674   172,269,339    92,549,699    60,309,233       5,829,684       267,668,868
      Other class........  $    --       $    --       $    --       $    --       $    --          $  --          $     --
                           ============  ============  ============  ============  ============     ===========    ==============
    Market Value
      Class IA...........  $699,957,286  $169,688,292  $692,345,470  $301,152,653  $270,329,766     $ 7,220,986    $2,423,541,249
      Class IB...........    63,418,524    84,383,121   172,269,339    94,619,799    41,838,474       5,783,895       194,822,991
      Other class........       --            --            --            --            --             --                --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --            152,674        23,752       618,544       --               82,861          --
  Receivable from fund
   shares sold...........       442,710       --            --            --            593,586        --                 430,550
  Other assets...........         1,740           269       133,588       --                297        --                   5,632
                           ------------  ------------  ------------  ------------  ------------     -----------    --------------
  Total Assets...........   763,820,260   254,224,356   864,772,149   396,390,996   312,762,123      13,087,742     2,618,800,422
                           ------------  ------------  ------------  ------------  ------------     -----------    --------------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       442,710       --            --            --            593,586        --                 430,550
  Payable for fund shares
   purchased.............       --            152,674        23,752       618,544       --               82,861          --
  Other liabilities......       --            --            --              1,783       --                   46          --
                           ------------  ------------  ------------  ------------  ------------     -----------    --------------
  Total Liabilities......       442,710       152,674        23,752       620,327       593,586          82,907           430,550
                           ------------  ------------  ------------  ------------  ------------     -----------    --------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $763,377,550  $254,071,682  $864,748,397  $395,770,669  $312,168,537     $13,004,835    $2,618,369,872
                           ============  ============  ============  ============  ============     ===========    ==============

(5) Formerly Aggressive Growth Series Sub-Account. Change effective March 15, 2002.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                           HARTFORD U.S.
                            GOVERNMENT
                            SECURITIES    HARTFORD VALUE
                           HLS FUND (6)      HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........    18,134,316      6,099,949
      Class IB...........     7,008,357      3,860,088
      Other class........       --             --
                           ============    ===========
    Cost
      Class IA...........   198,735,705     57,353,249
      Class IB...........    77,624,538     34,152,366
      Other class........  $    --         $   --
                           ============    ===========
    Market Value
      Class IA...........  $205,973,187    $46,408,564
      Class IB...........    79,498,595     29,324,249
      Other class........       --             --
  Due from Hartford
   Life & Annuity
   Insurance Company.....     1,519,877        236,100
  Receivable from fund
   shares sold...........       --             --
  Other assets...........           204            287
                           ------------    -----------
  Total Assets...........   286,991,863     75,969,200
                           ------------    -----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --             --
  Payable for fund shares
   purchased.............     1,519,877        236,100
  Other liabilities......       --             --
                           ------------    -----------
  Total Liabilities......     1,519,877        236,100
                           ------------    -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $285,471,986    $75,733,100
                           ============    ===========

(6) Formerly U.S. Government Securities Series Sub-Account. Change effective March 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           HARTFORD VALUE  MERRILL LYNCH   MERRILL LYNCH
                           OPPORTUNITIES   GLOBAL GROWTH  LARGE CAP GROWTH     JENNISON 20/20        JENNISON       PRUDENTIAL
                            HLS FUND (7)   V.I. FUND (8)   V.I. FUND (9)    FOCUS PORTFOLIO (10)  PORTFOLIO (11)  VALUE PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  ----------------  --------------------  --------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       301,887        --              --                 --                  --              --
      Class IB...........       256,142        --              --                 --                  --              --
      Other class........       --             108,075          269,217             20,074             28,655          12,760
                             ==========     ==========       ==========           ========           ========        ========
    Cost
      Class IA...........     3,426,810        --              --                 --                  --              --
      Class IB...........     2,797,632        --              --                 --                  --              --
      Other class........    $  --          $1,422,991       $2,570,219           $193,773           $442,841        $198,082
                             ==========     ==========       ==========           ========           ========        ========
    Market Value
      Class IA...........    $3,278,526        --              --                 --                  --              --
      Class IB...........     2,777,190        --              --                 --                  --              --
      Other class........       --          $  694,924       $1,860,287           $165,209           $363,922        $175,324
  Due from Hartford
   Life & Annuity
   Insurance Company.....        19,245        --              --                 --                  --              --
  Receivable from fund
   shares sold...........       --             --                    75           --                  --              --
  Other assets...........             2        --                     3                  7                  5               3
                             ----------     ----------       ----------           --------           --------        --------
  Total Assets...........     6,074,963        694,924        1,860,365            165,216            363,927         175,327
                             ----------     ----------       ----------           --------           --------        --------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --                  26               75                  7                 17              14
  Payable for fund shares
   purchased.............        19,245        --              --                 --                  --              --
  Other liabilities......       --                   4         --                 --                  --              --
                             ----------     ----------       ----------           --------           --------        --------
  Total Liabilities......        19,245             30               75                  7                 17              14
                             ----------     ----------       ----------           --------           --------        --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $6,055,718     $  694,894       $1,860,290           $165,209           $363,910        $175,313
                             ==========     ==========       ==========           ========           ========        ========

                               JENNISON
                            INTERNATIONAL
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........          788
                                ======
    Cost
      Class IA...........      --
      Class IB...........      --
      Other class........       $3,350
                                ======
    Market Value
      Class IA...........      --
      Class IB...........      --
      Other class........       $3,299
  Due from Hartford
   Life & Annuity
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                                ------
  Total Assets...........        3,299
                                ------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                                ------
  Total Liabilities......      --
                                ------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........       $3,299
                                ======

(6) Formerly U.S. Government Securities Series Sub-Account. Change effective March 15, 2002.
(7)  Formerly Value Series Sub-Account. Change effective March 15, 2002.
(8) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(9) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(10) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(11) Formerly Prudential Jennison Portfolio Sub-Account. Change effective
     May 1, 2002.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             WELLS FARGO      WELLS FARGO
                           ASSET ALLOCATION  CORPORATE BOND
                                 FUND             FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........        513,745          238,404
                              ==========       ==========
    Cost
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........     $5,623,707       $2,430,427
                              ==========       ==========
    Market Value
      Class IA...........       --                --
      Class IB...........       --                --
      Other class........     $5,348,087       $2,474,635
  Due from Hartford
   Life & Annuity
   Insurance Company.....         75,578           35,499
  Receivable from fund
   shares sold...........       --                --
  Other assets...........              6              257
                              ----------       ----------
  Total Assets...........      5,423,671        2,510,391
                              ----------       ----------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --                --
  Payable for fund shares
   purchased.............         75,578           35,499
  Other liabilities......       --                --
                              ----------       ----------
  Total Liabilities......         75,578           35,499
                              ----------       ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $5,348,093       $2,474,892
                              ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  ------------  -----------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --             --           --            --             --             --           --
      Class IB...........      --             --           --            --             --             --           --
      Other class........      199,562       105,591       17,803       111,298         716,546      2,457,833     136,383
                            ==========      ========     ========      ========      ==========     ==========    ========
    Cost
      Class IA...........      --             --           --            --             --             --           --
      Class IB...........      --             --           --            --             --             --           --
      Other class........   $2,610,993      $781,345     $204,297      $670,763      $5,282,532     $2,457,833    $772,372
                            ==========      ========     ========      ========      ==========     ==========    ========
    Market Value
      Class IA...........      --             --           --            --             --             --           --
      Class IB...........      --             --           --            --             --             --           --
      Other class........   $2,458,601      $712,737     $185,685      $642,191      $4,879,681     $2,457,833    $661,460
  Due from Hartford
   Life & Annuity
   Insurance Company.....          221        19,531       --             7,784          43,711            381       8,384
  Receivable from fund
   shares sold...........      --             --           --            --             --             --           --
  Other assets...........            3        --                5             1         --             --           --
                            ----------      --------     --------      --------      ----------     ----------    --------
  Total Assets...........    2,458,825       732,268      185,690       649,976       4,923,392      2,458,214     669,844
                            ----------      --------     --------      --------      ----------     ----------    --------
LIABILITIES
  Due to Hartford Life &
   Annuity Insurance
   Company...............      --             --                8        --             --             --           --
  Payable for fund shares
   purchased.............          221        19,531       --             7,784          43,711            381       8,384
  Other liabilities......      --                  1       --            --                   6              6           2
                            ----------      --------     --------      --------      ----------     ----------    --------
  Total Liabilities......          221        19,532            8         7,784          43,717            387       8,386
                            ----------      --------     --------      --------      ----------     ----------    --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $2,458,604      $712,736     $185,682      $642,192      $4,879,675     $2,457,827    $661,458
                            ==========      ========     ========      ========      ==========     ==========    ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Evergreen VA Capital Growth
 Fund.........................      1.25%         599,544   $ 0.864644   $       518,392
Evergreen VA Capital Growth
 Fund.........................      1.40%           8,587     0.859922             7,384
Evergreen VA Capital Growth
 Fund.........................      1.45%         566,172     0.864517           489,466
Evergreen VA Capital Growth
 Fund.........................      1.60%          44,671     0.860859            38,455
Evergreen VA Capital Growth
 Fund.........................      1.65%         164,249     0.861192           141,450
Evergreen VA Capital Growth
 Fund.........................      1.80%         408,459     0.857551           350,275
Evergreen VA Capital Growth
 Fund.........................      1.95%           9,649     0.859594             8,294
Evergreen VA Foundation
 Fund.........................      1.45%          95,123     0.767989            73,053
Evergreen VA Foundation
 Fund.........................      1.60%          59,286     0.764744            45,338
Evergreen VA Foundation
 Fund.........................      1.65%          14,913     0.765039            11,409
Evergreen VA Foundation
 Fund.........................      1.80%         172,140     0.761811           131,139
Evergreen VA Foundation
 Fund.........................      1.95%          91,867     0.763624            70,152
Evergreen VA Growth Fund......      1.25%         454,391     0.808212           367,244
Evergreen VA Growth Fund......      1.40%          12,522     0.803792            10,065
Evergreen VA Growth Fund......      1.45%         317,765     0.584130           185,616
Evergreen VA Growth Fund......      1.60%           5,244     0.581648             3,050
Evergreen VA Growth Fund......      1.65%          52,272     0.581881            30,417
Evergreen VA Growth Fund......      1.80%         319,424     0.579420           185,081
Evergreen VA International
 Growth Fund..................      1.25%         666,276     0.943918           628,910
Evergreen VA International
 Growth Fund..................      1.40%           8,183     0.938757             7,682
Evergreen VA International
 Growth Fund..................      1.45%         417,121     0.585115           244,064
Evergreen VA International
 Growth Fund..................      1.60%         206,050     0.582644           120,054
Evergreen VA International
 Growth Fund..................      1.65%          24,815     0.582875            14,464
Evergreen VA International
 Growth Fund..................      1.80%         303,789     0.580403           176,320
Evergreen VA International
 Growth Fund..................      1.95%          98,046     0.581786            57,042
Evergreen VA Omega Fund.......      1.25%          29,094     0.542221            15,775
Evergreen VA Omega Fund.......      1.45%       1,206,514     0.422860           510,187
Evergreen VA Omega Fund.......      1.60%         123,981     0.421057            52,203
Evergreen VA Omega Fund.......      1.65%         278,719     0.421221           117,402
Evergreen VA Omega Fund.......      1.80%         695,802     0.419453           291,856
Evergreen VA Omega Fund.......      1.95%          68,352     0.420440            28,738
Evergreen VA Omega Fund.......      2.15%          10,449     0.418833             4,377
Evergreen VA Small Cap Value
 Fund.........................      1.25%          19,924     1.074467            21,408
Evergreen VA Small Cap Value
 Fund.........................      1.45%          28,207     1.070335            30,191
Evergreen VA Small Cap Value
 Fund.........................      1.60%             146     1.066872               156
Evergreen VA Small Cap Value
 Fund.........................      1.65%           1,519     0.830956             1,262
Evergreen VA Small Cap Value
 Fund.........................      1.80%         236,363     0.830270           196,244
Evergreen VA Small Cap Value
 Fund.........................      1.95%           5,695     1.065306             6,067
Evergreen VA Special Equity
 Fund.........................      1.45%          77,036     0.506601            39,027
Evergreen VA Special Equity
 Fund.........................      1.80%          88,989     0.502514            44,718
First American International
 Portfolio -- Class IA........      1.25%       1,509,510     0.477746           721,162
First American International
 Portfolio -- Class IA........      1.40%         208,082     0.475831            99,012
First American International
 Portfolio -- Class IA........      1.45%         419,878     0.620651           260,598
First American International
 Portfolio -- Class IA........      1.60%          11,117     0.618855             6,880
First American International
 Portfolio -- Class IA........      1.65%          91,107     0.618261            56,328
First American International
 Portfolio -- Class IA........      1.80%          59,001     0.616482            36,373
First American International
 Portfolio -- Class IA........      1.95%           6,469     0.617948             3,998
First American International
 Portfolio -- Class IA........      2.15%          38,381     0.615571            23,626
First American Large Cap
 Growth Portfolio --
 Class IA.....................      1.25%       2,352,852     0.382136           899,110
First American Large Cap
 Growth Portfolio --
 Class IA.....................      1.40%          69,596     0.380615            26,489
First American Large Cap
 Growth Portfolio --
 Class IA.....................      1.45%         367,921     0.453460           166,838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
First American Large Cap
 Growth Portfolio --
 Class IA.....................      1.60%          29,637   $ 0.452141   $        13,400
First American Large Cap
 Growth Portfolio --
 Class IA.....................      1.65%          25,443     0.451703            11,493
First American Large Cap
 Growth Portfolio --
 Class IA.....................      1.80%         160,684     0.450411            72,373
First American Large Cap
 Growth Portfolio --
 Class IA.....................      2.15%          18,044     0.449753             8,115
First American Mid Cap Growth
 Portfolio -- Class IA........      1.25%          82,115     0.783698            64,353
First American Mid Cap Growth
 Portfolio -- Class IA........      1.45%         182,780     0.781788           142,895
First American Mid Cap Growth
 Portfolio -- Class IA........      1.60%          37,182     0.780371            29,016
First American Mid Cap Growth
 Portfolio -- Class IA........      1.65%           3,682     0.779913             2,872
First American Mid Cap Growth
 Portfolio -- Class IA........      1.80%          36,139     0.778494            28,134
First American Mid Cap Growth
 Portfolio -- Class IA........      2.00%          41,529     0.777835            32,303
First American Mid Cap Growth
 Portfolio -- Class IA........      2.15%          17,295     0.777346            13,444
First American Small Cap
 Growth Portfolio --
 Class IA.....................      1.25%         151,244     0.762177           115,275
First American Small Cap
 Growth Portfolio --
 Class IA.....................      1.45%          84,475     0.760336            64,229
First American Small Cap
 Growth Portfolio --
 Class IA.....................      1.60%           3,498     0.758950             2,655
First American Small Cap
 Growth Portfolio --
 Class IA.....................      1.80%          47,403     0.757110            35,889
First American Small Cap
 Growth Portfolio --
 Class IA.....................      1.95%           5,204     0.757839             3,944
First American Small Cap
 Growth Portfolio --
 Class IA.....................      2.00%           7,972     0.756473             6,030
First American Small Cap
 Growth Portfolio --
 Class IA.....................      2.15%          10,799     0.756003             8,164
First American Technology
 Portfolio -- Class IA........      1.25%       4,091,684     0.147397           603,102
First American Technology
 Portfolio -- Class IA........      1.40%         264,468     0.146798            38,823
First American Technology
 Portfolio -- Class IA........      1.45%         691,065     0.245378           169,572
First American Technology
 Portfolio -- Class IA........      1.60%          86,535     0.244663            21,172
First American Technology
 Portfolio -- Class IA........      1.65%          25,356     0.244426             6,198
First American Technology
 Portfolio -- Class IA........      1.80%          18,185     0.243726             4,431
First American Technology
 Portfolio -- Class IA........      2.15%           9,880     0.243375             2,405
Hartford Advisers HLS Fund --
 Class IA.....................      0.40%          42,699     0.824851            35,220
Hartford Advisers HLS Fund --
 Class IA.....................      0.80%      69,145,817     0.863406        59,700,913
Hartford Advisers HLS Fund --
 Class IA.....................      0.95%       7,470,763     0.859257         6,419,306
Hartford Advisers HLS Fund --
 Class IA.....................      1.00%       4,359,341     0.860096         3,749,451
Hartford Advisers HLS Fund --
 Class IA.....................      1.15%       2,342,340     0.855971         2,004,975
Hartford Advisers HLS Fund --
 Class IA.....................      1.25%   1,098,794,817     3.774709     4,147,630,686
Hartford Advisers HLS Fund --
 Class IA.....................      1.40%      18,904,667     3.754038        70,968,837
Hartford Advisers HLS Fund --
 Class IA.....................      1.45%       7,893,101     3.760226        29,679,844
Hartford Advisers HLS Fund --
 Class IA.....................      1.50%      97,344,343     0.879765        85,640,146
Hartford Advisers HLS Fund --
 Class IA.....................      1.60%       9,972,971     3.739629        37,295,213
Hartford Advisers HLS Fund --
 Class IA.....................      1.65%       3,269,949     0.875486         2,862,794
Hartford Advisers HLS Fund --
 Class IA.....................      1.70%       4,555,587     0.876387         3,992,457
Hartford Advisers HLS Fund --
 Class IA.....................      1.75%         381,838     3.737278         1,427,036
Hartford Advisers HLS Fund --
 Class IA.....................      1.80%         303,276     3.736495         1,133,189
Hartford Advisers HLS Fund --
 Class IA.....................      1.85%       3,019,156     0.872118         2,633,060
Hartford Advisers HLS Fund --
 Class IA.....................      1.95%         145,755     3.734141           544,270
Hartford Advisers HLS Fund --
 Class IA.....................      2.00%         301,004     0.871568           262,345
Hartford Advisers HLS Fund --
 Class IA.....................      2.05%          73,046     0.871392            63,652
Hartford Advisers HLS Fund --
 Class IA.....................      2.20%          73,289     0.870842            63,823
Hartford Advisers HLS Fund --
 Class IB.....................      1.45%     100,099,353     0.801169        80,196,499
Hartford Advisers HLS Fund --
 Class IB.....................      1.45%     204,194,341     0.801169       163,594,176
Hartford Advisers HLS Fund --
 Class IB.....................      1.60%      12,773,448     0.797782        10,190,427
Hartford Advisers HLS Fund --
 Class IB.....................      1.60%      29,474,388     0.797782        23,514,136
Hartford Advisers HLS Fund --
 Class IB.....................      1.65%      12,496,944     0.798090         9,973,686
Hartford Advisers HLS Fund --
 Class IB.....................      1.65%      43,516,249     0.798090        34,729,883
Hartford Advisers HLS Fund --
 Class IB.....................      1.80%      27,435,685     0.794718        21,803,633
Hartford Advisers HLS Fund --
 Class IB.....................      1.80%      81,484,555     0.794718        64,757,243

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Advisers HLS Fund --
 Class IB.....................      1.95%       1,697,919   $ 0.794215   $     1,348,513
Hartford Advisers HLS Fund --
 Class IB.....................      1.95%       6,330,126     0.794215         5,027,481
Hartford Advisers HLS Fund --
 Class IB.....................      2.00%         947,301     0.794054           752,208
Hartford Advisers HLS Fund --
 Class IB.....................      2.00%       3,389,032     0.794054         2,691,074
Hartford Advisers HLS Fund --
 Class IB.....................      2.15%         716,002     0.793553           568,187
Hartford Advisers HLS Fund --
 Class IB.....................      2.15%       3,446,196     0.793553         2,734,739
Hartford Bond HLS Fund --
 Class IA.....................      0.40%          12,938     1.151275            14,895
Hartford Bond HLS Fund --
 Class IA.....................      0.80%      11,021,611     1.317721        14,523,408
Hartford Bond HLS Fund --
 Class IA.....................      0.95%       1,159,285     1.311417         1,520,307
Hartford Bond HLS Fund --
 Class IA.....................      1.00%         709,613     1.312678           931,493
Hartford Bond HLS Fund --
 Class IA.....................      1.15%         384,762     1.306373           502,643
Hartford Bond HLS Fund --
 Class IA.....................      1.25%     279,413,845     2.819240       787,734,689
Hartford Bond HLS Fund --
 Class IA.....................      1.40%       7,270,909     2.803798        20,386,160
Hartford Bond HLS Fund --
 Class IA.....................      1.45%       4,098,917     2.808430        11,511,522
Hartford Bond HLS Fund --
 Class IA.....................      1.50%      24,138,004     1.274401        30,761,497
Hartford Bond HLS Fund --
 Class IA.....................      1.60%       5,539,830     2.793064        15,473,101
Hartford Bond HLS Fund --
 Class IA.....................      1.65%         809,939     1.268194         1,027,159
Hartford Bond HLS Fund --
 Class IA.....................      1.70%         227,251     1.269505           288,496
Hartford Bond HLS Fund --
 Class IA.....................      1.75%         217,405     2.791307           606,844
Hartford Bond HLS Fund --
 Class IA.....................      1.80%         103,186     2.790723           287,963
Hartford Bond HLS Fund --
 Class IA.....................      1.85%       1,166,213     1.263327         1,473,309
Hartford Bond HLS Fund --
 Class IA.....................      1.95%         121,079     2.788966           337,686
Hartford Bond HLS Fund --
 Class IA.....................      2.00%         253,171     1.262529           319,636
Hartford Bond HLS Fund --
 Class IA.....................      2.05%          13,072     1.262271            16,500
Hartford Bond HLS Fund --
 Class IA.....................      2.20%           2,550     1.261477             3,217
Hartford Bond HLS Fund --
 Class IB.....................      1.45%      36,987,587     1.262431        46,694,277
Hartford Bond HLS Fund --
 Class IB.....................      1.45%      68,025,574     1.262431        85,877,593
Hartford Bond HLS Fund --
 Class IB.....................      1.60%       4,202,668     1.257098         5,283,166
Hartford Bond HLS Fund --
 Class IB.....................      1.60%       8,185,448     1.257098        10,289,911
Hartford Bond HLS Fund --
 Class IB.....................      1.65%       4,418,212     1.257601         5,556,348
Hartford Bond HLS Fund --
 Class IB.....................      1.65%      11,901,189     1.257601        14,966,947
Hartford Bond HLS Fund --
 Class IB.....................      1.80%      10,093,281     1.252288        12,639,695
Hartford Bond HLS Fund --
 Class IB.....................      1.80%      25,857,070     1.252288        32,380,498
Hartford Bond HLS Fund --
 Class IB.....................      1.95%         751,680     1.251496           940,725
Hartford Bond HLS Fund --
 Class IB.....................      1.95%       1,901,337     1.251496         2,379,516
Hartford Bond HLS Fund --
 Class IB.....................      2.00%         351,479     1.251238           439,784
Hartford Bond HLS Fund --
 Class IB.....................      2.00%       1,090,615     1.251238         1,364,617
Hartford Bond HLS Fund --
 Class IB.....................      2.15%         162,310     1.250447           202,960
Hartford Bond HLS Fund --
 Class IB.....................      2.15%       1,568,767     1.250447         1,961,660
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      0.40%         326,695     0.711113           232,317
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      0.80%      34,847,716     1.021277        35,589,171
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      0.95%       3,733,519     1.016361         3,794,603
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.00%       2,954,894     1.017360         3,006,191
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.15%       1,525,556     1.012458         1,544,561
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.25%     474,116,512     6.113422     2,898,474,313
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.40%       8,800,815     6.079953        53,508,540
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.45%       5,328,406     6.089951        32,449,732
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.50%      48,951,611     1.079432        52,839,935
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.60%       5,381,437     6.056618        32,593,306
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.65%       2,717,333     1.074192         2,918,938
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.70%       1,782,939     1.075290         1,917,176
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.75%         244,203     6.052816         1,478,116

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.80%         153,507   $ 6.051551   $       928,953
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.85%       2,370,163     1.070069         2,536,238
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.95%         146,942     6.047742           888,670
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      2.00%       1,065,895     1.069396         1,139,864
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      2.05%          66,147     1.069174            70,723
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      2.20%          55,184     1.068503            58,965
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.45%     108,921,986     0.688497        74,992,461
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.45%     199,541,732     0.688497       137,383,884
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.60%      15,869,368     0.685600        10,880,039
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.60%      27,295,003     0.685600        18,713,454
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.65%      14,533,922     0.685857         9,968,192
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.65%      45,772,276     0.685857        31,393,236
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.80%      28,496,671     0.682968        19,462,315
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.80%      93,070,958     0.682968        63,564,486
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.95%       1,462,097     0.682537           997,936
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.95%       7,345,006     0.682537         5,013,239
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      2.00%       1,512,561     0.682389         1,032,155
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      2.00%       4,717,447     0.682389         3,219,134
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      2.15%         415,166     0.681967           283,129
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      2.15%       3,637,212     0.681967         2,480,458
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      0.40%          15,734     0.815873            12,837
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      0.80%      41,578,593     0.948976        39,457,087
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      0.95%       4,677,713     0.944402         4,417,642
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.00%       4,314,375     0.945335         4,078,529
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.15%       2,150,896     0.940774         2,023,507
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.25%     679,819,697     2.260599     1,536,799,727
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.40%      11,719,436     2.248198        26,347,612
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.45%       6,905,471     2.251936        15,550,678
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.50%      34,013,274     0.913254        31,062,759
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.60%      10,663,477     2.239578        23,881,690
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.65%       1,973,893     0.908821         1,793,916
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.70%       1,631,077     0.909757         1,483,884
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.75%         481,386     2.238161         1,077,418
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.80%         368,119     2.237699           823,740
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.85%       2,322,773     0.905339         2,102,897
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.95%         242,896     2.236288           543,184
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      2.00%         759,210     0.904767           686,909
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      2.05%          74,647     0.904575            67,523
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      2.20%          63,805     0.904010            57,681
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.45%      38,671,323     0.950043        36,739,419
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.45%      87,151,610     0.950043        82,797,777
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.60%       5,860,576     0.946019         5,544,216
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.60%      11,491,287     0.946019        10,870,976
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.65%       4,703,843     0.946398         4,451,708
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.65%      19,714,042     0.946398        18,657,330
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.80%      15,741,117     0.942392        14,834,303
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.80%      48,800,606     0.942392        45,989,300
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.95%       1,224,340     0.941797         1,153,079
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.95%       3,506,822     0.941797         3,302,715
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      2.00%         672,926     0.941601           633,628
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      2.00%       2,103,827     0.941601         1,980,966
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      2.15%         197,667     0.941009           186,006

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      2.15%       1,969,266   $ 0.941009   $     1,853,097
Hartford Focus HLS Fund --
 Class IA.....................      0.80%       1,399,517     0.773216         1,082,129
Hartford Focus HLS Fund --
 Class IA.....................      0.95%         151,875     0.771268           117,136
Hartford Focus HLS Fund --
 Class IA.....................      1.00%         166,070     0.770630           127,979
Hartford Focus HLS Fund --
 Class IA.....................      1.15%          38,486     0.768705            29,585
Hartford Focus HLS Fund --
 Class IA.....................      1.25%      26,547,994     0.767413        20,373,276
Hartford Focus HLS Fund --
 Class IA.....................      1.40%         868,454     0.765496           664,798
Hartford Focus HLS Fund --
 Class IA.....................      1.45%       1,836,661     0.764858         1,404,785
Hartford Focus HLS Fund --
 Class IA.....................      1.50%       1,018,715     0.764220           778,522
Hartford Focus HLS Fund --
 Class IA.....................      1.60%       1,189,596     0.762937           907,587
Hartford Focus HLS Fund --
 Class IA.....................      1.65%          54,365     0.762309            41,443
Hartford Focus HLS Fund --
 Class IA.....................      1.70%          21,247     0.761677            16,183
Hartford Focus HLS Fund --
 Class IA.....................      1.75%          75,096     0.762461            57,258
Hartford Focus HLS Fund --
 Class IA.....................      1.80%           5,460     0.762303             4,162
Hartford Focus HLS Fund --
 Class IA.....................      1.85%         202,719     0.759760           154,018
Hartford Focus HLS Fund --
 Class IA.....................      1.95%          28,705     0.761817            21,868
Hartford Focus HLS Fund --
 Class IA.....................      2.00%          53,197     0.759286            40,391
Hartford Focus HLS Fund --
 Class IB.....................      1.45%      11,803,065     0.762282         8,997,264
Hartford Focus HLS Fund --
 Class IB.....................      1.60%       1,368,417     0.760369         1,040,502
Hartford Focus HLS Fund --
 Class IB.....................      1.65%       3,288,410     0.759733         2,498,313
Hartford Focus HLS Fund --
 Class IB.....................      1.80%       4,045,661     0.757841         3,065,968
Hartford Focus HLS Fund --
 Class IB.....................      1.95%         254,289     0.757364           192,590
Hartford Focus HLS Fund --
 Class IB.....................      2.00%         277,208     0.757206           209,905
Hartford Focus HLS Fund --
 Class IB.....................      2.15%          46,993     0.756733            35,561
Hartford Global Advisers HLS
 Fund -- Class IA.............      0.80%       1,994,219     0.873218         1,741,388
Hartford Global Advisers HLS
 Fund -- Class IA.............      0.95%         300,774     0.869011           261,376
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.00%          91,756     0.869879            79,817
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.15%           5,440     0.865681             4,709
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.25%     123,500,002     1.378484       170,242,777
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.40%       2,292,206     1.370946         3,142,491
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.45%         742,504     1.373223         1,019,624
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.50%       4,143,152     0.897917         3,720,207
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.60%       1,067,576     1.365682         1,457,969
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.65%         214,833     0.893561           191,967
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.70%          42,190     0.894479            37,738
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.75%          23,758     1.364824            32,426
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.80%           3,226     1.364539             4,402
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.85%          44,892     0.890130            39,959
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.95%           1,767     1.363681             2,409
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.45%       5,143,400     0.741713         3,814,926
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.45%       5,450,776     0.741713         4,042,911
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.60%         731,831     0.738585           540,520
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.60%         922,571     0.738585           681,397
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.65%         520,498     0.738864           384,577
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.65%       1,653,699     0.738864         1,221,859
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.80%         650,646     0.735752           478,714
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.80%       2,479,319     0.735752         1,824,164
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.95%          92,217     0.735292            67,807
Hartford Global Advisers HLS
 Fund -- Class IB.............      1.95%         221,177     0.735292           162,629
Hartford Global Advisers HLS
 Fund -- Class IB.............      2.00%           1,729     0.735139             1,271
Hartford Global Advisers HLS
 Fund -- Class IB.............      2.00%          97,646     0.735139            71,782
Hartford Global Advisers HLS
 Fund -- Class IB.............      2.15%           9,898     0.734673             7,272

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Global Advisers HLS
 Fund -- Class IB.............      2.15%          72,074   $ 0.734673   $        52,951
Hartford Global Communications
 HLS Fund -- Class IA.........      0.80%          78,380     0.499444            39,147
Hartford Global Communications
 HLS Fund -- Class IA.........      0.95%          16,950     0.498185             8,444
Hartford Global Communications
 HLS Fund -- Class IA.........      1.25%       4,222,072     0.495694         2,092,856
Hartford Global Communications
 HLS Fund -- Class IA.........      1.40%         201,475     0.494451            99,619
Hartford Global Communications
 HLS Fund -- Class IA.........      1.45%          63,338     0.494034            31,291
Hartford Global Communications
 HLS Fund -- Class IA.........      1.50%         348,554     0.493637           172,059
Hartford Global Communications
 HLS Fund -- Class IA.........      1.60%         367,492     0.492804           181,101
Hartford Global Communications
 HLS Fund -- Class IA.........      1.65%           1,242     0.492386               611
Hartford Global Communications
 HLS Fund -- Class IA.........      1.75%             418     0.492493               206
Hartford Global Communications
 HLS Fund -- Class IA.........      1.80%           9,442     0.492394             4,649
Hartford Global Communications
 HLS Fund -- Class IA.........      1.85%          10,313     0.490750             5,061
Hartford Global Communications
 HLS Fund -- Class IA.........      1.95%           2,655     0.492082             1,307
Hartford Global Communications
 HLS Fund -- Class IB.........      1.45%       2,460,474     0.492355         1,211,427
Hartford Global Communications
 HLS Fund -- Class IB.........      1.60%         346,283     0.491113           170,064
Hartford Global Communications
 HLS Fund -- Class IB.........      1.65%         262,479     0.490711           128,801
Hartford Global Communications
 HLS Fund -- Class IB.........      1.80%         896,850     0.489478           438,989
Hartford Global Communications
 HLS Fund -- Class IB.........      1.95%              22     0.489171                11
Hartford Global Communications
 HLS Fund -- Class IB.........      2.00%           7,475     0.489067             3,656
Hartford Global Communications
 HLS Fund -- Class IB.........      2.15%           9,549     0.488756             4,667
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      0.80%         127,635     0.768332            98,066
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      0.95%          10,346     0.766411             7,929
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.00%          18,075     0.765764            13,841
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.15%           8,587     0.763849             6,560
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.25%       5,328,215     0.762572         4,063,147
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.40%         392,436     0.760666           298,513
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.45%         262,596     0.760031           199,581
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.50%         169,872     0.759396           129,000
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.60%         425,616     0.758132           322,673
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.65%          28,317     0.757498            21,450
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.70%           4,092     0.756873             3,097
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.75%           1,649     0.757653             1,249
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.80%          20,066     0.757496            15,200
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.85%         120,217     0.754977            90,761
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.95%             548     0.757021               415
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      2.00%          21,345     0.754505            16,105
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................      1.45%       3,417,026     0.757390         2,588,021
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................      1.60%         212,582     0.755510           160,608
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................      1.65%         558,430     0.754876           421,546
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................      1.80%       1,980,476     0.752984         1,491,267
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................      1.95%         171,052     0.752507           128,718
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................      2.00%          63,867     0.752350            48,050
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................      2.15%          22,791     0.751881            17,136
Hartford Global Health HLS
 Fund -- Class IA.............      0.80%       2,043,776     1.228884         2,511,564
Hartford Global Health HLS
 Fund -- Class IA.............      0.95%         214,562     1.223964           262,616
Hartford Global Health HLS
 Fund -- Class IA.............      1.00%         256,005     1.224161           313,391
Hartford Global Health HLS
 Fund -- Class IA.............      1.15%         126,449     1.219258           154,173
Hartford Global Health HLS
 Fund -- Class IA.............      1.25%      59,531,024     1.214222        72,283,880
Hartford Global Health HLS
 Fund -- Class IA.............      1.40%       3,527,605     1.209370         4,266,180
Hartford Global Health HLS
 Fund -- Class IA.............      1.45%       2,214,312     1.209556         2,678,334
Hartford Global Health HLS
 Fund -- Class IA.............      1.50%       2,447,992     1.206138         2,952,616
Hartford Global Health HLS
 Fund -- Class IA.............      1.60%       2,052,994     1.204724         2,473,292

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Global Health HLS
 Fund -- Class IA.............      1.65%         155,158   $ 1.201335   $       186,396
Hartford Global Health HLS
 Fund -- Class IA.............      1.70%          48,721     1.201514            58,539
Hartford Global Health HLS
 Fund -- Class IA.............      1.75%          46,737     1.203968            56,270
Hartford Global Health HLS
 Fund -- Class IA.............      1.80%          49,248     1.203713            59,280
Hartford Global Health HLS
 Fund -- Class IA.............      1.85%         163,181     1.196729           195,284
Hartford Global Health HLS
 Fund -- Class IA.............      1.95%          44,018     1.202956            52,952
Hartford Global Health HLS
 Fund -- Class IA.............      2.00%           8,318     1.195977             9,948
Hartford Global Health HLS
 Fund -- Class IB.............      1.45%       6,430,434     1.201451         7,725,852
Hartford Global Health HLS
 Fund -- Class IB.............      1.45%      13,033,091     1.201451        15,658,620
Hartford Global Health HLS
 Fund -- Class IB.............      1.60%       1,050,415     1.196650         1,256,979
Hartford Global Health HLS
 Fund -- Class IB.............      1.60%       1,616,942     1.196650         1,934,914
Hartford Global Health HLS
 Fund -- Class IB.............      1.65%       1,026,745     1.196841         1,228,851
Hartford Global Health HLS
 Fund -- Class IB.............      1.65%       3,034,341     1.196841         3,631,624
Hartford Global Health HLS
 Fund -- Class IB.............      1.80%       2,305,454     1.192056         2,748,230
Hartford Global Health HLS
 Fund -- Class IB.............      1.80%       4,720,014     1.192056         5,626,521
Hartford Global Health HLS
 Fund -- Class IB.............      1.95%          58,295     1.191306            69,447
Hartford Global Health HLS
 Fund -- Class IB.............      1.95%         216,873     1.191306           258,363
Hartford Global Health HLS
 Fund -- Class IB.............      2.00%         102,807     1.191060           122,450
Hartford Global Health HLS
 Fund -- Class IB.............      2.00%         228,989     1.191060           272,738
Hartford Global Health HLS
 Fund -- Class IB.............      2.15%          24,499     1.190305            29,162
Hartford Global Health HLS
 Fund -- Class IB.............      2.15%         149,081     1.190305           177,451
Hartford Global Leaders HLS
 Fund -- Class IA.............      0.80%      12,559,934     0.788283         9,900,782
Hartford Global Leaders HLS
 Fund -- Class IA.............      0.95%       1,060,392     0.784496           831,873
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.00%       1,008,527     0.785244           791,940
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.15%         515,710     0.781486           403,020
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.25%     149,611,504     1.173529       175,573,438
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.40%       7,789,889     1.167093         9,091,525
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.45%       3,357,930     1.169027         3,925,511
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.50%       7,877,368     1.161084         9,146,285
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.60%       2,354,875     1.162609         2,737,798
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.65%         552,788     1.155448           638,718
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.70%         566,484     1.156614           655,203
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.75%          49,461     1.161875            57,467
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.80%          47,999     1.161633            55,757
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.85%         156,443     1.151008           180,067
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.95%          22,028     1.160902            25,572
Hartford Global Leaders HLS
 Fund -- Class IA.............      2.00%          40,555     1.150279            46,650
Hartford Global Leaders HLS
 Fund -- Class IA.............      2.05%           5,730     1.150048             6,590
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.45%      21,711,978     0.533874        11,591,460
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.45%      31,139,548     0.533874        16,624,595
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.60%       2,402,102     0.531610         1,276,982
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.60%       2,808,679     0.531610         1,493,122
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.65%       1,737,836     0.531816           924,209
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.65%       7,676,429     0.531816         4,082,448
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.80%       3,162,560     0.529568         1,674,790
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.80%      12,922,171     0.529568         6,843,168
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.95%         129,339     0.529237            68,451
Hartford Global Leaders HLS
 Fund -- Class IB.............      1.95%         343,529     0.529237           181,808
Hartford Global Leaders HLS
 Fund -- Class IB.............      2.00%          20,556     0.529125            10,877
Hartford Global Leaders HLS
 Fund -- Class IB.............      2.00%         497,024     0.529125           262,989
Hartford Global Leaders HLS
 Fund -- Class IB.............      2.15%           8,475     0.528790             4,482
Hartford Global Leaders HLS
 Fund -- Class IB.............      2.15%         727,633     0.528790           384,765

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Global Technology HLS
 Fund -- Class IA.............      0.80%       1,350,789   $ 0.290600   $       392,539
Hartford Global Technology HLS
 Fund -- Class IA.............      0.95%         779,817     0.289443           225,713
Hartford Global Technology HLS
 Fund -- Class IA.............      1.00%         231,986     0.289486            67,157
Hartford Global Technology HLS
 Fund -- Class IA.............      1.15%          42,329     0.288332            12,205
Hartford Global Technology HLS
 Fund -- Class IA.............      1.25%      70,938,777     0.287128        20,368,509
Hartford Global Technology HLS
 Fund -- Class IA.............      1.40%       3,939,408     0.285982         1,126,600
Hartford Global Technology HLS
 Fund -- Class IA.............      1.45%       2,131,071     0.286016           609,520
Hartford Global Technology HLS
 Fund -- Class IA.............      1.50%       3,190,169     0.285212           909,874
Hartford Global Technology HLS
 Fund -- Class IA.............      1.60%       2,284,545     0.284872           650,803
Hartford Global Technology HLS
 Fund -- Class IA.............      1.65%         137,743     0.284076            39,129
Hartford Global Technology HLS
 Fund -- Class IA.............      1.70%         154,350     0.284117            43,854
Hartford Global Technology HLS
 Fund -- Class IA.............      1.75%             683     0.284698               194
Hartford Global Technology HLS
 Fund -- Class IA.............      1.80%          36,876     0.284637            10,496
Hartford Global Technology HLS
 Fund -- Class IA.............      1.85%         159,417     0.282982            45,112
Hartford Global Technology HLS
 Fund -- Class IA.............      1.95%           3,926     0.284460             1,117
Hartford Global Technology HLS
 Fund -- Class IB.............      1.45%       8,747,594     0.284259         2,486,582
Hartford Global Technology HLS
 Fund -- Class IB.............      1.45%      16,236,423     0.284259         4,615,349
Hartford Global Technology HLS
 Fund -- Class IB.............      1.60%       1,373,321     0.283120           388,815
Hartford Global Technology HLS
 Fund -- Class IB.............      1.60%       2,041,332     0.283120           577,942
Hartford Global Technology HLS
 Fund -- Class IB.............      1.65%         942,854     0.283166           266,984
Hartford Global Technology HLS
 Fund -- Class IB.............      1.65%       3,016,891     0.283166           854,281
Hartford Global Technology HLS
 Fund -- Class IB.............      1.80%       2,669,196     0.282033           752,801
Hartford Global Technology HLS
 Fund -- Class IB.............      1.80%       4,742,156     0.282033         1,337,444
Hartford Global Technology HLS
 Fund -- Class IB.............      1.95%          10,128     0.281850             2,855
Hartford Global Technology HLS
 Fund -- Class IB.............      1.95%          89,374     0.281850            25,190
Hartford Global Technology HLS
 Fund -- Class IB.............      2.00%          26,160     0.281791             7,372
Hartford Global Technology HLS
 Fund -- Class IB.............      2.00%         258,699     0.281791            72,901
Hartford Global Technology HLS
 Fund -- Class IB.............      2.15%          17,439     0.281616             4,911
Hartford Global Technology HLS
 Fund -- Class IB.............      2.15%          33,246     0.281616             9,363
Hartford Growth and Income HLS
 Fund -- Class IA.............      0.40%          18,948     0.688243            13,041
Hartford Growth and Income HLS
 Fund -- Class IA.............      0.80%      16,421,475     0.739725        12,147,376
Hartford Growth and Income HLS
 Fund -- Class IA.............      0.95%       1,562,899     0.736166         1,150,553
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.00%       1,270,587     0.736885           936,276
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.15%         801,942     0.733342           588,097
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.25%     187,354,187     0.895584       167,791,413
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.40%      10,717,939     0.890671         9,546,158
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.45%       3,698,809     0.892137         3,299,845
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.50%      10,729,785     0.817988         8,776,835
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.60%       4,557,453     0.887245         4,043,577
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.65%         778,020     0.814021           633,325
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.70%         254,848     0.814859           207,665
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.75%         151,509     0.886692           134,342
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.80%          29,622     0.886506            26,260
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.85%         941,223     0.810889           763,228
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.95%          50,146     0.885953            44,427
Hartford Growth and Income HLS
 Fund -- Class IA.............      2.00%          22,686     0.810381            18,384
Hartford Growth and Income HLS
 Fund -- Class IA.............      2.05%          21,466     0.810214            17,392
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.45%      20,241,765     0.645912        13,074,399
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.45%      26,016,044     0.645912        16,804,075
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.60%       2,325,707     0.643194         1,495,881
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.60%       4,130,856     0.643194         2,656,942
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.65%       1,683,958     0.643428         1,083,506

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.65%       5,784,249   $ 0.643428   $     3,721,748
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.80%       4,392,036     0.640712         2,814,030
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.80%      10,672,037     0.640712         6,837,702
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.95%         214,469     0.640308           137,326
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.95%         658,036     0.640308           421,346
Hartford Growth and Income HLS
 Fund -- Class IB.............      2.00%          41,557     0.640175            26,604
Hartford Growth and Income HLS
 Fund -- Class IB.............      2.00%         393,760     0.640175           252,076
Hartford Growth and Income HLS
 Fund -- Class IB.............      2.15%          50,900     0.639773            32,564
Hartford Growth and Income HLS
 Fund -- Class IB.............      2.15%         186,066     0.639773           119,040
Hartford Growth HLS Fund --
 Class IA.....................      0.80%         100,371     0.861086            86,428
Hartford Growth HLS Fund --
 Class IA.....................      1.25%       4,478,064     0.858492         3,844,382
Hartford Growth HLS Fund --
 Class IA.....................      1.40%         311,353     0.857623           267,023
Hartford Growth HLS Fund --
 Class IA.....................      1.45%         115,988     0.857344            99,442
Hartford Growth HLS Fund --
 Class IA.....................      1.50%         456,184     0.857041           390,968
Hartford Growth HLS Fund --
 Class IA.....................      1.60%       1,450,645     0.856476         1,242,443
Hartford Growth HLS Fund --
 Class IA.....................      1.65%           9,136     0.856182             7,822
Hartford Growth HLS Fund --
 Class IA.....................      1.70%           1,481     0.855898             1,268
Hartford Growth HLS Fund --
 Class IA.....................      1.75%         180,913     0.855930           154,849
Hartford Growth HLS Fund --
 Class IA.....................      1.80%         120,608     0.855760           103,212
Hartford Growth HLS Fund --
 Class IA.....................      1.85%         252,375     0.855042           215,791
Hartford Growth HLS Fund --
 Class IA.....................      1.95%          50,457     0.855212            43,151
Hartford Growth HLS Fund --
 Class IA.....................      2.00%          20,810     0.854500            17,782
Hartford Growth HLS Fund --
 Class IA.....................      2.05%          24,546     0.854318            20,970
Hartford Growth HLS Fund --
 Class IB.....................      1.45%       1,967,902     0.855888         1,684,304
Hartford Growth HLS Fund --
 Class IB.....................      1.60%         573,883     0.855024           490,684
Hartford Growth HLS Fund --
 Class IB.....................      1.65%         314,004     0.854731           268,389
Hartford Growth HLS Fund --
 Class IB.....................      1.80%       3,533,061     0.853880         3,016,810
Hartford Growth HLS Fund --
 Class IB.....................      1.95%         399,078     0.853343           340,551
Hartford Growth HLS Fund --
 Class IB.....................      2.00%         138,097     0.853162           117,819
Hartford Growth HLS Fund --
 Class IB.....................      2.15%         102,596     0.852627            87,476
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      0.80%          31,101     0.770576            23,965
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      0.95%           3,235     0.769801             2,490
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.15%          48,125     0.768767            36,997
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.25%       2,199,736     0.768257         1,689,963
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.40%         117,752     0.767476            90,372
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.45%          73,241     0.767216            56,192
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.50%         145,409     0.766956           111,522
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.60%       1,461,587     0.766442         1,120,222
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.65%          71,551     0.766183            54,821
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.75%          67,090     0.765964            51,388
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.80%          87,908     0.765799            67,320
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.85%         100,341     0.765156            76,777
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.95%         190,501     0.765322           145,794
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      2.00%          11,528     0.764678             8,815
Hartford Growth Opportunities
 HLS Fund -- Class IB.........      1.45%       1,392,241     0.765982         1,066,431
Hartford Growth Opportunities
 HLS Fund -- Class IB.........      1.60%         183,553     0.765203           140,455
Hartford Growth Opportunities
 HLS Fund -- Class IB.........      1.65%         223,279     0.764949           170,797
Hartford Growth Opportunities
 HLS Fund -- Class IB.........      1.80%       3,736,564     0.764177         2,855,396
Hartford Growth Opportunities
 HLS Fund -- Class IB.........      1.95%         289,206     0.763693           220,865
Hartford Growth Opportunities
 HLS Fund -- Class IB.........      2.00%          83,654     0.763540            63,874
Hartford Growth Opportunities
 HLS Fund -- Class IB.........      2.15%          52,062     0.763056            39,726
Hartford High Yield HLS
 Fund -- Class IA.............      0.80%       3,347,643     0.962004         3,220,446

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford High Yield HLS
 Fund -- Class IA.............      0.95%         238,997   $ 0.957372   $       228,809
Hartford High Yield HLS
 Fund -- Class IA.............      1.00%         144,059     0.958309           138,053
Hartford High Yield HLS
 Fund -- Class IA.............      1.15%         128,953     0.953700           122,982
Hartford High Yield HLS
 Fund -- Class IA.............      1.25%      66,625,074     0.995688        66,337,786
Hartford High Yield HLS
 Fund -- Class IA.............      1.40%       3,542,703     0.990231         3,508,094
Hartford High Yield HLS
 Fund -- Class IA.............      1.45%       1,155,497     0.991872         1,146,106
Hartford High Yield HLS
 Fund -- Class IA.............      1.50%       4,738,510     0.985183         4,668,299
Hartford High Yield HLS
 Fund -- Class IA.............      1.60%       3,359,049     0.986447         3,313,524
Hartford High Yield HLS
 Fund -- Class IA.............      1.65%         313,842     0.980384           307,685
Hartford High Yield HLS
 Fund -- Class IA.............      1.70%          64,546     0.981390            63,345
Hartford High Yield HLS
 Fund -- Class IA.............      1.75%         112,047     0.985817           110,458
Hartford High Yield HLS
 Fund -- Class IA.............      1.80%          51,016     0.985616            50,282
Hartford High Yield HLS
 Fund -- Class IA.............      1.85%         466,639     0.976631           455,735
Hartford High Yield HLS
 Fund -- Class IA.............      1.95%          79,764     0.984992            78,567
Hartford High Yield HLS
 Fund -- Class IA.............      2.00%          49,346     0.976017            48,163
Hartford High Yield HLS
 Fund -- Class IB.............      1.45%       6,961,441     0.932085         6,488,655
Hartford High Yield HLS
 Fund -- Class IB.............      1.45%      18,497,025     0.932085        17,240,799
Hartford High Yield HLS
 Fund -- Class IB.............      1.60%         675,341     0.928165           626,828
Hartford High Yield HLS
 Fund -- Class IB.............      1.60%       2,787,982     0.928165         2,587,708
Hartford High Yield HLS
 Fund -- Class IB.............      1.65%       1,572,419     0.928512         1,460,009
Hartford High Yield HLS
 Fund -- Class IB.............      1.65%       6,772,518     0.928512         6,288,364
Hartford High Yield HLS
 Fund -- Class IB.............      1.80%       2,090,583     0.924590         1,932,932
Hartford High Yield HLS
 Fund -- Class IB.............      1.80%       8,309,477     0.924590         7,682,859
Hartford High Yield HLS
 Fund -- Class IB.............      1.95%         130,904     0.924006           120,956
Hartford High Yield HLS
 Fund -- Class IB.............      1.95%         875,638     0.924006           809,094
Hartford High Yield HLS
 Fund -- Class IB.............      2.00%          98,690     0.923812            91,171
Hartford High Yield HLS
 Fund -- Class IB.............      2.00%         309,060     0.923812           285,514
Hartford High Yield HLS
 Fund -- Class IB.............      2.15%          83,481     0.923229            77,072
Hartford High Yield HLS
 Fund -- Class IB.............      2.15%       1,735,417     0.923229         1,602,187
Hartford Index HLS Fund --
 Class IA.....................      0.80%       3,413,436     0.687734         2,347,536
Hartford Index HLS Fund --
 Class IA.....................      0.95%         314,623     0.684431           215,337
Hartford Index HLS Fund --
 Class IA.....................      1.00%         307,976     0.685097           210,994
Hartford Index HLS Fund --
 Class IA.....................      1.15%          59,648     0.681799            40,668
Hartford Index HLS Fund --
 Class IA.....................      1.25%     146,694,366     3.323853       487,590,509
Hartford Index HLS Fund --
 Class IA.....................      1.40%       3,443,198     3.305623        11,381,913
Hartford Index HLS Fund --
 Class IA.....................      1.45%       1,243,243     3.311090         4,116,489
Hartford Index HLS Fund --
 Class IA.....................      1.50%      23,989,360     0.729717        17,505,444
Hartford Index HLS Fund --
 Class IA.....................      1.60%       1,091,438     3.292933         3,594,032
Hartford Index HLS Fund --
 Class IA.....................      1.65%         889,634     0.726175           646,030
Hartford Index HLS Fund --
 Class IA.....................      1.70%          96,950     0.726920            70,475
Hartford Index HLS Fund --
 Class IA.....................      1.75%         122,892     3.290863           404,420
Hartford Index HLS Fund --
 Class IA.....................      1.80%          28,116     3.290169            92,507
Hartford Index HLS Fund --
 Class IA.....................      1.85%         554,111     0.723390           400,838
Hartford Index HLS Fund --
 Class IA.....................      1.95%          11,305     3.288099            37,173
Hartford Index HLS Fund --
 Class IA.....................      2.00%       1,023,345     0.722935           739,812
Hartford Index HLS Fund --
 Class IA.....................      2.05%           9,492     0.722784             6,861
Hartford Index HLS Fund --
 Class IB.....................      1.45%      19,443,293     0.619475        12,044,634
Hartford Index HLS Fund --
 Class IB.....................      1.45%      24,989,949     0.619475        15,480,649
Hartford Index HLS Fund --
 Class IB.....................      1.60%       2,333,086     0.616850         1,439,164
Hartford Index HLS Fund --
 Class IB.....................      1.60%       4,664,106     0.616850         2,877,054
Hartford Index HLS Fund --
 Class IB.....................      1.65%       1,938,939     0.617087         1,196,494
Hartford Index HLS Fund --
 Class IB.....................      1.65%       6,314,996     0.617087         3,896,902

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Index HLS Fund --
 Class IB.....................      1.80%       4,578,409   $ 0.614483   $     2,813,355
Hartford Index HLS Fund --
 Class IB.....................      1.80%      14,165,567     0.614483         8,704,500
Hartford Index HLS Fund --
 Class IB.....................      1.95%         576,946     0.614098           354,301
Hartford Index HLS Fund --
 Class IB.....................      1.95%       1,050,962     0.614098           645,394
Hartford Index HLS Fund --
 Class IB.....................      2.00%         119,756     0.613969            73,527
Hartford Index HLS Fund --
 Class IB.....................      2.00%         181,958     0.613969           111,714
Hartford Index HLS Fund --
 Class IB.....................      2.15%          57,774     0.613581            35,449
Hartford Index HLS Fund --
 Class IB.....................      2.15%       1,347,941     0.613581           827,071
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      0.80%         278,253     0.703817           195,839
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      0.95%          22,814     0.702052            16,017
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.00%          26,539     0.701471            18,617
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.15%          24,519     0.699713            17,156
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.25%      15,664,757     0.698549        10,942,601
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.40%         754,020     0.696802           525,403
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.45%         816,101     0.696225           568,190
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.50%         544,017     0.695634           378,437
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.60%       1,404,782     0.694469           975,577
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.65%          17,741     0.693894            12,310
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.70%         149,428     0.693311           103,600
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.75%          58,771     0.694031            40,789
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.80%          25,954     0.693885            18,009
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.85%          40,296     0.691580            27,868
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.95%          22,156     0.693455            15,364
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      2.00%          32,281     0.691150            22,311
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................      1.45%       8,767,570     0.693835         6,083,247
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................      1.60%         864,282     0.692093           598,164
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................      1.65%       1,875,784     0.691519         1,297,141
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................      1.80%       5,657,534     0.689773         3,902,414
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................      1.95%         166,832     0.689334           115,003
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................      2.00%         139,090     0.689194            95,860
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................      2.15%          60,358     0.688763            41,572
Hartford International Small
 Company HLS Fund --
 Class IA.....................      0.80%          56,842     0.880232            50,034
Hartford International Small
 Company HLS Fund --
 Class IA.....................      0.95%          33,292     0.878033            29,231
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.00%          25,344     0.877288            22,234
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.15%           8,122     0.875101             7,107
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.25%       8,439,272     0.873638         7,372,868
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.40%         287,265     0.871455           250,338
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.45%         142,476     0.870731           124,058
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.50%         176,010     0.869997           153,128
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.60%         483,454     0.868548           419,903
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.70%           5,229     0.867110             4,534
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.75%           4,640     0.868005             4,027
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.80%           7,824     0.867833             6,790
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.85%          49,692     0.864934            42,980
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.95%           9,476     0.867279             8,218
Hartford International Small
 Company HLS Fund --
 Class IA.....................      2.05%           3,600     0.864211             3,111
Hartford International Small
 Company HLS Fund --
 Class IA.....................      2.20%           1,874     0.863668             1,618
Hartford International Small
 Company HLS Fund --
 Class IB.....................      1.45%       2,965,226     0.867724         2,572,998
Hartford International Small
 Company HLS Fund --
 Class IB.....................      1.60%         324,668     0.865547           281,015
Hartford International Small
 Company HLS Fund --
 Class IB.....................      1.65%         349,740     0.864831           302,466
Hartford International Small
 Company HLS Fund --
 Class IB.....................      1.80%       1,162,725     0.862679         1,003,059
Hartford International Small
 Company HLS Fund --
 Class IB.....................      1.95%          58,240     0.862135            50,211

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford International Small
 Company HLS Fund --
 Class IB.....................      2.00%          20,445   $ 0.861952   $        17,625
Hartford International Small
 Company HLS Fund --
 Class IB.....................      2.15%           4,066     0.861415             3,502
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      0.80%       2,968,365     0.647904         1,923,215
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      0.95%          79,186     0.644784            51,058
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.00%         150,886     0.645411            97,383
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.15%          89,555     0.642309            57,522
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.25%     281,655,444     1.207151       340,000,651
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.40%       3,970,144     1.200529         4,766,273
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.45%         890,873     1.202520         1,071,292
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.50%       7,314,730     0.673079         4,923,391
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.60%       1,319,971     1.195926         1,578,588
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.65%         579,458     0.669814           388,129
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.70%         192,181     0.670500           128,857
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.75%          27,246     1.195176            32,563
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.80%          10,460     1.194930            12,499
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.85%         210,837     0.667249           140,681
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.95%          35,356     1.194175            42,222
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      2.00%          12,525     0.666830             8,352
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.45%       7,462,496     0.510085         3,806,507
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.45%      10,189,438     0.510085         5,197,480
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.60%       1,003,394     0.507933           509,657
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.60%       1,604,576     0.507933           815,017
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.65%         419,709     0.508137           213,269
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.65%       2,548,622     0.508137         1,295,049
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.80%       1,903,964     0.505983           963,373
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.80%       5,859,708     0.505983         2,964,913
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.95%         172,014     0.505660            86,980
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      1.95%         352,038     0.505660           178,012
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      2.00%          87,606     0.505559            44,290
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      2.00%         249,534     0.505559           126,156
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      2.15%          24,450     0.505242            12,353
Hartford International
 Opportunities HLS Fund --
 Class IB.....................      2.15%         520,613     0.505242           263,036
Hartford MidCap HLS Fund --
 Class IA.....................      0.80%       8,742,508     1.308507        11,439,632
Hartford MidCap HLS Fund --
 Class IA.....................      0.95%         523,355     1.302219           681,523
Hartford MidCap HLS Fund --
 Class IA.....................      1.00%         606,816     1.303479           790,972
Hartford MidCap HLS Fund --
 Class IA.....................      1.15%         167,199     1.297235           216,897
Hartford MidCap HLS Fund --
 Class IA.....................      1.25%     304,732,715     2.052961       625,604,379
Hartford MidCap HLS Fund --
 Class IA.....................      1.40%      11,277,263     2.041703        23,024,822
Hartford MidCap HLS Fund --
 Class IA.....................      1.45%       3,639,756     2.045074         7,443,570
Hartford MidCap HLS Fund --
 Class IA.....................      1.50%      16,179,263     1.507340        24,387,650
Hartford MidCap HLS Fund --
 Class IA.....................      1.60%       1,101,781     2.033862         2,240,870
Hartford MidCap HLS Fund --
 Class IA.....................      1.65%         694,339     1.500027         1,041,527
Hartford MidCap HLS Fund --
 Class IA.....................      1.70%         549,775     1.501555           825,517
Hartford MidCap HLS Fund --
 Class IA.....................      1.75%          69,485     2.032584           141,234
Hartford MidCap HLS Fund --
 Class IA.....................      1.80%          13,607     2.032156            27,652
Hartford MidCap HLS Fund --
 Class IA.....................      1.85%          24,703     1.494278            36,913
Hartford MidCap HLS Fund --
 Class IA.....................      2.00%           4,480     1.493335             6,690
Hartford MidCap HLS Fund --
 Class IA.....................      2.05%           2,025     1.493024             3,023
Hartford MidCap HLS Fund --
 Class IB.....................      1.45%      25,298,635     0.815936        20,642,067
Hartford MidCap HLS Fund --
 Class IB.....................      1.45%      27,453,684     0.815936        22,400,449
Hartford MidCap HLS Fund --
 Class IB.....................      1.60%       4,629,241     0.812500         3,761,258
Hartford MidCap HLS Fund --
 Class IB.....................      1.60%       4,692,007     0.812500         3,812,256

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford MidCap HLS Fund --
 Class IB.....................      1.65%       3,436,787   $ 0.812812   $     2,793,462
Hartford MidCap HLS Fund --
 Class IB.....................      1.65%       7,206,780     0.812812         5,857,757
Hartford MidCap HLS Fund --
 Class IB.....................      1.80%       1,382,545     0.809379         1,119,003
Hartford MidCap HLS Fund --
 Class IB.....................      1.80%       3,681,821     0.809379         2,979,988
Hartford MidCap HLS Fund --
 Class IB.....................      1.95%          11,587     0.808870             9,372
Hartford MidCap HLS Fund --
 Class IB.....................      2.00%          15,054     0.808702            12,174
Hartford MidCap HLS Fund --
 Class IB.....................      2.00%          32,108     0.808702            25,966
Hartford MidCap Value HLS
 Fund -- Class IA.............      0.80%       8,838,417     0.858141         7,584,608
Hartford MidCap Value HLS
 Fund -- Class IA.............      0.95%       1,312,634     0.855985         1,123,595
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.00%       1,285,291     0.855286         1,099,291
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.15%         595,887     0.853142           508,376
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.25%     155,364,494     0.851716       132,326,425
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.40%       5,719,925     0.849588         4,859,580
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.45%       6,377,486     0.848876         5,413,695
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.50%       8,144,001     0.848164         6,907,449
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.60%       8,817,868     0.846753         7,466,556
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.65%         296,207     0.846038           250,602
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.70%         274,020     0.845340           231,640
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.75%         479,981     0.846219           406,169
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.80%         157,918     0.846042           133,605
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.85%         879,613     0.843220           741,707
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.95%         314,991     0.845511           266,328
Hartford MidCap Value HLS
 Fund -- Class IA.............      2.00%         184,629     0.842695           155,586
Hartford MidCap Value HLS
 Fund -- Class IB.............      1.45%      52,443,340     0.846022        44,368,219
Hartford MidCap Value HLS
 Fund -- Class IB.............      1.60%       6,587,744     0.843897         5,559,377
Hartford MidCap Value HLS
 Fund -- Class IB.............      1.65%      10,946,419     0.843187         9,229,878
Hartford MidCap Value HLS
 Fund -- Class IB.............      1.80%      26,425,103     0.841087        22,225,811
Hartford MidCap Value HLS
 Fund -- Class IB.............      1.95%       2,399,156     0.840552         2,016,616
Hartford MidCap Value HLS
 Fund -- Class IB.............      2.00%         805,694     0.840377           677,086
Hartford MidCap Value HLS
 Fund -- Class IB.............      2.15%         364,865     0.839851           306,432
Hartford Money Market HLS
 Fund -- Class IA.............      0.40%          79,387     1.028575            81,655
Hartford Money Market HLS
 Fund -- Class IA.............      0.80%       2,422,336     1.102316         2,670,180
Hartford Money Market HLS
 Fund -- Class IA.............      0.95%         503,185     1.097024           552,007
Hartford Money Market HLS
 Fund -- Class IA.............      1.00%          66,150     1.098092            72,639
Hartford Money Market HLS
 Fund -- Class IA.............      1.15%          93,724     1.092819           102,423
Hartford Money Market HLS
 Fund -- Class IA.............      1.25%     293,057,614     1.914556       561,075,214
Hartford Money Market HLS
 Fund -- Class IA.............      1.40%       8,804,495     1.904075        16,764,418
Hartford Money Market HLS
 Fund -- Class IA.............      1.45%       2,325,553     1.907224         4,435,351
Hartford Money Market HLS
 Fund -- Class IA.............      1.50%      79,885,823     1.123017        89,713,137
Hartford Money Market HLS
 Fund -- Class IA.............      1.60%       3,220,384     1.896801         6,108,428
Hartford Money Market HLS
 Fund -- Class IA.............      1.65%       2,541,069     1.117555         2,839,785
Hartford Money Market HLS
 Fund -- Class IA.............      1.70%       1,947,018     1.118715         2,178,159
Hartford Money Market HLS
 Fund -- Class IA.............      1.75%         132,726     1.895609           251,597
Hartford Money Market HLS
 Fund -- Class IA.............      1.80%         127,255     1.895213           241,176
Hartford Money Market HLS
 Fund -- Class IA.............      1.85%       2,333,523     1.113277         2,597,858
Hartford Money Market HLS
 Fund -- Class IA.............      1.95%         138,908     1.894018           263,094
Hartford Money Market HLS
 Fund -- Class IA.............      2.00%         134,193     1.112576           149,300
Hartford Money Market HLS
 Fund -- Class IA.............      2.05%         117,897     1.112347           131,142
Hartford Money Market HLS
 Fund -- Class IB.............      1.45%      43,466,041     1.057193        45,951,994
Hartford Money Market HLS
 Fund -- Class IB.............      1.45%      58,352,719     1.057193        61,690,087
Hartford Money Market HLS
 Fund -- Class IB.............      1.60%       4,700,907     1.052743         4,948,847
Hartford Money Market HLS
 Fund -- Class IB.............      1.60%       8,109,105     1.052743         8,536,803

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Money Market HLS
 Fund -- Class IB.............      1.65%       7,928,552   $ 1.053145   $     8,349,915
Hartford Money Market HLS
 Fund -- Class IB.............      1.65%      10,372,901     1.053145        10,924,169
Hartford Money Market HLS
 Fund -- Class IB.............      1.80%      11,046,342     1.048709        11,584,398
Hartford Money Market HLS
 Fund -- Class IB.............      1.80%      14,509,169     1.048709        15,215,896
Hartford Money Market HLS
 Fund -- Class IB.............      1.95%         568,105     1.048048           595,402
Hartford Money Market HLS
 Fund -- Class IB.............      1.95%       1,419,050     1.048048         1,487,233
Hartford Money Market HLS
 Fund -- Class IB.............      2.00%         196,546     1.047831           205,947
Hartford Money Market HLS
 Fund -- Class IB.............      2.00%       1,337,545     1.047831         1,401,520
Hartford Money Market HLS
 Fund -- Class IB.............      2.15%         185,287     1.047171           194,028
Hartford Money Market HLS
 Fund -- Class IB.............      2.15%       1,133,656     1.047171         1,187,131
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      0.80%       1,617,294     1.260611         2,038,778
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      0.95%         145,405     1.254565           182,421
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.00%         204,114     1.255772           256,321
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.15%          38,898     1.249750            48,613
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.25%      94,163,516     2.737548       257,777,144
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.40%       2,519,118     2.722575         6,858,489
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.45%       1,011,898     2.727054         2,759,502
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.50%      15,251,045     1.253274        19,113,739
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.60%       3,200,572     2.712129         8,680,364
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.65%         551,618     1.247187           687,971
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.70%         209,448     1.248462           261,488
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.75%         149,018     2.710426           403,901
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.80%          11,576     2.709855            31,369
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.85%         367,862     1.242391           457,029
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.95%          39,649     2.708156           107,377
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      2.00%          26,681     1.241616            33,127
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      2.05%           8,210     1.241353            10,192
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.45%      13,409,348     1.217048        16,319,820
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.45%      32,786,293     1.217048        39,902,493
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.60%       1,255,005     1.211905         1,520,947
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.60%       3,629,833     1.211905         4,399,013
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.65%       1,388,139     1.212368         1,682,935
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.65%       4,431,671     1.212368         5,372,816
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.80%       5,944,267     1.207264         7,176,299
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.80%      13,321,102     1.207264        16,082,087
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.95%         139,162     1.206499           167,899
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      1.95%         768,176     1.206499           926,804
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      2.00%          40,900     1.206252            49,335
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      2.00%         414,965     1.206252           500,551
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      2.15%         134,578     1.205494           162,233
Hartford Mortgage Securities
 HLS Fund -- Class IB.........      2.15%         295,769     1.205494           356,548
Hartford Small Company HLS
 Fund -- Class IA.............      0.80%       3,153,343     0.687194         2,166,958
Hartford Small Company HLS
 Fund -- Class IA.............      0.95%         173,558     0.683893           118,695
Hartford Small Company HLS
 Fund -- Class IA.............      1.00%         503,068     0.684555           344,378
Hartford Small Company HLS
 Fund -- Class IA.............      1.15%         220,001     0.681268           149,879
Hartford Small Company HLS
 Fund -- Class IA.............      1.25%     218,256,843     1.117965       244,003,512
Hartford Small Company HLS
 Fund -- Class IA.............      1.40%       7,442,408     1.111840         8,274,767
Hartford Small Company HLS
 Fund -- Class IA.............      1.45%       1,881,543     1.113675         2,095,428
Hartford Small Company HLS
 Fund -- Class IA.............      1.50%      10,384,585     0.785454         8,156,614
Hartford Small Company HLS
 Fund -- Class IA.............      1.60%       2,644,478     1.107579         2,928,968
Hartford Small Company HLS
 Fund -- Class IA.............      1.65%         534,533     0.781640           417,812
Hartford Small Company HLS
 Fund -- Class IA.............      1.70%         199,009     0.782442           155,713

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Small Company HLS
 Fund -- Class IA.............      1.75%         143,633   $ 1.106882   $       158,985
Hartford Small Company HLS
 Fund -- Class IA.............      1.80%          51,283     1.106652            56,752
Hartford Small Company HLS
 Fund -- Class IA.............      1.85%         234,393     0.778640           182,508
Hartford Small Company HLS
 Fund -- Class IA.............      1.95%          59,106     1.105951            65,368
Hartford Small Company HLS
 Fund -- Class IA.............      2.00%             350     0.778147               272
Hartford Small Company HLS
 Fund -- Class IA.............      2.20%           2,874     0.777497             2,235
Hartford Small Company HLS
 Fund -- Class IB.............      1.45%      26,123,091     0.411423        10,747,641
Hartford Small Company HLS
 Fund -- Class IB.............      1.45%      35,004,696     0.411423        14,401,737
Hartford Small Company HLS
 Fund -- Class IB.............      1.60%       2,933,208     0.409671         1,201,650
Hartford Small Company HLS
 Fund -- Class IB.............      1.60%       4,290,333     0.409671         1,757,625
Hartford Small Company HLS
 Fund -- Class IB.............      1.65%       2,561,208     0.409828         1,049,655
Hartford Small Company HLS
 Fund -- Class IB.............      1.65%       8,536,267     0.409828         3,498,401
Hartford Small Company HLS
 Fund -- Class IB.............      1.80%       5,109,512     0.408091         2,085,146
Hartford Small Company HLS
 Fund -- Class IB.............      1.80%      14,217,626     0.408091         5,802,085
Hartford Small Company HLS
 Fund -- Class IB.............      1.95%         336,692     0.407836           137,315
Hartford Small Company HLS
 Fund -- Class IB.............      1.95%       1,131,089     0.407836           461,299
Hartford Small Company HLS
 Fund -- Class IB.............      2.00%          95,752     0.407749            39,044
Hartford Small Company HLS
 Fund -- Class IB.............      2.00%         663,492     0.407749           270,538
Hartford Small Company HLS
 Fund -- Class IB.............      2.15%          77,045     0.407492            31,395
Hartford Small Company HLS
 Fund -- Class IB.............      2.15%         872,030     0.407492           355,345
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      0.80%          75,989     0.731998            55,624
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      0.95%          42,027     0.731258            30,733
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.00%          28,189     0.731005            20,606
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.15%           4,309     0.730273             3,147
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.25%       7,631,039     0.729774         5,568,934
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.40%         198,827     0.729051           144,955
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.45%          90,491     0.728802            65,950
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.50%          79,510     0.728553            57,927
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.60%       1,285,611     0.728066           936,010
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.65%          32,518     0.727823            23,667
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.75%          49,370     0.727606            35,922
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.80%          58,448     0.727453            42,518
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.85%         278,167     0.726843           202,184
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      1.95%          15,396     0.726995            11,193
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      2.00%          27,303     0.726383            19,832
Hartford SmallCap Growth HLS
 Fund -- Class IA.............      2.05%           2,397     0.726232             1,741
Hartford SmallCap Growth HLS
 Fund -- Class IB.............      1.45%       1,830,466     0.730632         1,337,397
Hartford SmallCap Growth HLS
 Fund -- Class IB.............      1.60%         344,989     0.729889           251,803
Hartford SmallCap Growth HLS
 Fund -- Class IB.............      1.65%         191,950     0.729651           140,056
Hartford SmallCap Growth HLS
 Fund -- Class IB.............      1.80%       4,878,347     0.728919         3,555,920
Hartford SmallCap Growth HLS
 Fund -- Class IB.............      1.95%         466,053     0.728461           339,502
Hartford SmallCap Growth HLS
 Fund -- Class IB.............      2.00%         154,968     0.728314           112,865
Hartford SmallCap Growth HLS
 Fund -- Class IB.............      2.15%          63,679     0.727847            46,349
Hartford Stock HLS Fund --
 Class IA.....................      0.40%          25,578     0.682368            17,453
Hartford Stock HLS Fund --
 Class IA.....................      0.80%      47,448,135     0.685935        32,546,336
Hartford Stock HLS Fund --
 Class IA.....................      0.95%       4,182,300     0.682631         2,854,968
Hartford Stock HLS Fund --
 Class IA.....................      1.00%       4,073,601     0.683300         2,783,492
Hartford Stock HLS Fund --
 Class IA.....................      1.15%       1,713,992     0.680001         1,165,516
Hartford Stock HLS Fund --
 Class IA.....................      1.25%     522,928,238     4.271371     2,233,620,511
Hartford Stock HLS Fund --
 Class IA.....................      1.40%      13,875,728     4.247976        58,943,758
Hartford Stock HLS Fund --
 Class IA.....................      1.45%       4,458,230     4.254968        18,969,627
Hartford Stock HLS Fund --
 Class IA.....................      1.50%      54,418,829     0.722796        39,333,712

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Stock HLS Fund --
 Class IA.....................      1.60%       3,830,282   $ 4.231646   $    16,208,396
Hartford Stock HLS Fund --
 Class IA.....................      1.65%       4,021,197     0.719276         2,892,351
Hartford Stock HLS Fund --
 Class IA.....................      1.70%       1,362,233     0.720029           980,847
Hartford Stock HLS Fund --
 Class IA.....................      1.75%         212,406     4.228988           898,262
Hartford Stock HLS Fund --
 Class IA.....................      1.80%         107,375     4.228093           453,992
Hartford Stock HLS Fund --
 Class IA.....................      1.85%         933,209     0.716514           668,657
Hartford Stock HLS Fund --
 Class IA.....................      1.95%          73,770     4.225436           311,709
Hartford Stock HLS Fund --
 Class IA.....................      2.00%          86,646     0.716062            62,044
Hartford Stock HLS Fund --
 Class IA.....................      2.05%          57,158     0.715913            40,920
Hartford Stock HLS Fund --
 Class IB.....................      1.45%      72,662,678     0.620864        45,113,641
Hartford Stock HLS Fund --
 Class IB.....................      1.45%     111,594,030     0.620864        69,284,716
Hartford Stock HLS Fund --
 Class IB.....................      1.60%      11,060,394     0.618242         6,838,000
Hartford Stock HLS Fund --
 Class IB.....................      1.60%      17,029,852     0.618242        10,528,570
Hartford Stock HLS Fund --
 Class IB.....................      1.65%      10,395,216     0.618467         6,429,098
Hartford Stock HLS Fund --
 Class IB.....................      1.65%      25,567,109     0.618467        15,812,413
Hartford Stock HLS Fund --
 Class IB.....................      1.80%      15,695,562     0.615870         9,666,426
Hartford Stock HLS Fund --
 Class IB.....................      1.80%      43,004,630     0.615870        26,485,261
Hartford Stock HLS Fund --
 Class IB.....................      1.95%         657,007     0.615478           404,373
Hartford Stock HLS Fund --
 Class IB.....................      1.95%       3,080,187     0.615478         1,895,787
Hartford Stock HLS Fund --
 Class IB.....................      2.00%         547,176     0.615349           336,704
Hartford Stock HLS Fund --
 Class IB.....................      2.00%       1,123,774     0.615349           691,513
Hartford Stock HLS Fund --
 Class IB.....................      2.15%         169,850     0.614967           104,452
Hartford Stock HLS Fund --
 Class IB.....................      2.15%       1,960,168     0.614967         1,205,439
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      0.40%          30,357     1.078360            32,735
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      0.80%       1,755,441     1.075474         1,887,931
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      0.95%         277,413     1.074396           298,051
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.00%         118,121     1.074030           126,866
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.15%          90,930     1.072948            97,564
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.25%     159,439,395     1.072235       170,956,499
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.40%       4,333,762     1.071145         4,642,087
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.45%       2,761,669     1.070799         2,957,192
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.50%      11,930,171     1.070431        12,770,425
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.60%       7,798,780     1.069715         8,342,472
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.65%         963,439     1.069354         1,030,258
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.70%         117,040     1.069003           125,116
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.75%         535,220     1.069038           572,170
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.80%         178,153     1.068817           190,413
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.85%         889,134     1.067923           949,527
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.95%         189,767     1.068142           202,698
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      2.00%         593,173     1.067258           633,068
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................      1.45%      37,697,442     1.069396        40,313,494
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................      1.60%       3,877,967     1.068326         4,142,933
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................      1.65%       6,046,074     1.067958         6,456,953
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................      1.80%      22,113,657     1.066884        23,592,707
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................      1.95%       2,715,272     1.066212         2,895,056
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................      2.00%         950,949     1.065996         1,013,708
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................      2.15%       1,017,335     1.065316         1,083,783
Hartford Value HLS Fund --
 Class IA.....................      0.80%       2,260,939     0.769902         1,740,701
Hartford Value HLS Fund --
 Class IA.....................      0.95%         313,279     0.767980           240,592
Hartford Value HLS Fund --
 Class IA.....................      1.00%         268,420     0.767333           205,968
Hartford Value HLS Fund --
 Class IA.....................      1.15%         129,317     0.765420            98,982
Hartford Value HLS Fund --
 Class IA.....................      1.25%      46,156,044     0.764142        35,269,772

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Value HLS Fund --
 Class IA.....................      1.40%       2,818,756   $ 0.762215   $     2,148,498
Hartford Value HLS Fund --
 Class IA.....................      1.45%       1,623,276     0.761585         1,236,263
Hartford Value HLS Fund --
 Class IA.....................      1.50%       3,514,271     0.760950         2,674,184
Hartford Value HLS Fund --
 Class IA.....................      1.60%       2,764,189     0.759686         2,099,916
Hartford Value HLS Fund --
 Class IA.....................      1.65%         158,204     0.759054           120,086
Hartford Value HLS Fund --
 Class IA.....................      1.70%         163,501     0.758417           124,002
Hartford Value HLS Fund --
 Class IA.....................      1.75%          80,901     0.759210            61,421
Hartford Value HLS Fund --
 Class IA.....................      1.80%          86,122     0.759056            65,371
Hartford Value HLS Fund --
 Class IA.....................      1.85%         236,472     0.756518           178,896
Hartford Value HLS Fund --
 Class IA.....................      1.95%          75,355     0.758580            57,163
Hartford Value HLS Fund --
 Class IA.....................      2.00%          12,896     0.756040             9,750
Hartford Value HLS Fund --
 Class IA.....................      2.20%           2,999     0.755408             2,266
Hartford Value HLS Fund --
 Class IB.....................      1.45%      21,066,006     0.759003        15,989,161
Hartford Value HLS Fund --
 Class IB.....................      1.60%       1,690,721     0.757103         1,280,050
Hartford Value HLS Fund --
 Class IB.....................      1.65%       4,767,381     0.756467         3,606,366
Hartford Value HLS Fund --
 Class IB.....................      1.80%       9,947,084     0.754578         7,505,851
Hartford Value HLS Fund --
 Class IB.....................      1.95%         890,645     0.754103           671,638
Hartford Value HLS Fund --
 Class IB.....................      2.00%         272,800     0.753945           205,676
Hartford Value HLS Fund --
 Class IB.....................      2.15%          86,932     0.753475            65,501
Hartford Value Opportunities
 HLS Fund -- Class IA.........      0.80%          40,540     0.799620            32,417
Hartford Value Opportunities
 HLS Fund -- Class IA.........      0.95%           6,471     0.798815             5,169
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.25%       2,474,938     0.797205         1,973,033
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.40%         146,964     0.796401           117,043
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.45%          37,247     0.796141            29,654
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.50%         255,399     0.795860           203,262
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.60%         818,037     0.795332           650,611
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.65%          83,445     0.795064            66,344
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.75%          19,327     0.794839            15,362
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.80%          37,158     0.794665            29,528
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.85%         112,833     0.793997            89,589
Hartford Value Opportunities
 HLS Fund -- Class IA.........      1.95%          65,229     0.794172            51,803
Hartford Value Opportunities
 HLS Fund -- Class IA.........      2.00%          18,540     0.793499            14,711
Hartford Value Opportunities
 HLS Fund -- Class IB.........      1.45%         909,844     0.794838           723,179
Hartford Value Opportunities
 HLS Fund -- Class IB.........      1.60%         222,448     0.794034           176,631
Hartford Value Opportunities
 HLS Fund -- Class IB.........      1.65%         268,618     0.793763           213,219
Hartford Value Opportunities
 HLS Fund -- Class IB.........      1.80%       1,863,408     0.792973         1,477,632
Hartford Value Opportunities
 HLS Fund -- Class IB.........      1.95%         150,224     0.792473           119,049
Hartford Value Opportunities
 HLS Fund -- Class IB.........      2.00%           8,645     0.792304             6,849
Hartford Value Opportunities
 HLS Fund -- Class IB.........      2.15%          76,576     0.791806            60,633
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........      1.25%         718,942     0.568797           408,932
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........      1.40%         248,792     0.566091           140,839
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........      1.45%          69,445     0.566610            39,348
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........      1.60%          24,172     0.563915            13,631
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........      1.80%          90,626     0.721758            65,410
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........      1.95%          31,170     0.563082            17,552
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........      2.15%          12,741     0.720701             9,182
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........      1.25%       1,482,823     0.621568           921,675
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........      1.40%         210,167     0.618613           130,012
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........      1.45%         253,489     0.619156           156,949
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........      1.60%         304,488     0.616227           187,633
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........      1.80%         436,070     0.756518           329,895
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........      1.95%         187,800     0.615319           115,557

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........      2.15%          24,581   $ 0.755410   $        18,569
Jennison 20/20 Focus
 Portfolio -- Class II........      1.45%          87,656     0.729037            63,904
Jennison 20/20 Focus
 Portfolio -- Class II........      1.65%          49,856     0.741299            36,958
Jennison 20/20 Focus
 Portfolio -- Class II........      1.80%          50,418     0.739250            37,271
Jennison 20/20 Focus
 Portfolio -- Class II........      1.95%          17,361     0.725219            12,591
Jennison 20/20 Focus
 Portfolio -- Class II........      2.00%          19,610     0.738631            14,485
Jennison Portfolio --
 Class II.....................      1.45%         264,258     0.426367           112,671
Jennison Portfolio --
 Class II.....................      1.60%         156,375     0.424752            66,421
Jennison Portfolio --
 Class II.....................      1.65%          54,431     0.606062            32,989
Jennison Portfolio --
 Class II.....................      1.80%         167,692     0.604402           101,353
Jennison Portfolio --
 Class II.....................      1.95%          95,397     0.424139            40,461
Jennison Portfolio --
 Class II.....................      2.15%          16,595     0.603510            10,015
Prudential Value Portfolio --
 Class II.....................      1.45%         141,641     0.720648           102,073
Prudential Value Portfolio --
 Class II.....................      1.60%           4,015     0.718831             2,886
Prudential Value Portfolio --
 Class II.....................      1.65%          17,040     0.718234            12,239
Prudential Value Portfolio --
 Class II.....................      1.80%          81,116     0.716442            58,115
Jennison International Growth
 Portfolio -- Class II........      1.45%             315     0.561912               177
Jennison International Growth
 Portfolio -- Class II........      1.60%           1,338     0.560504               750
Jennison International Growth
 Portfolio -- Class II........      1.80%           1,165     0.558635               650
Jennison International Growth
 Portfolio -- Class II........      2.15%           3,087     0.557809             1,722
Wells Fargo Asset Allocation
 Fund.........................      1.25%         418,008     0.888189           371,270
Wells Fargo Asset Allocation
 Fund.........................      1.45%       2,451,603     0.886118         2,172,410
Wells Fargo Asset Allocation
 Fund.........................      1.60%         246,465     0.884573           218,017
Wells Fargo Asset Allocation
 Fund.........................      1.65%         288,800     0.884055           255,315
Wells Fargo Asset Allocation
 Fund.........................      1.80%       2,468,142     0.882501         2,178,138
Wells Fargo Asset Allocation
 Fund.........................      1.95%          11,459     0.883279            10,121
Wells Fargo Asset Allocation
 Fund.........................      2.00%         112,668     0.881765            99,346
Wells Fargo Asset Allocation
 Fund.........................      2.15%          49,337     0.881215            43,476
Wells Fargo Corporate Bond
 Fund.........................      1.25%         163,782     1.047365           171,540
Wells Fargo Corporate Bond
 Fund.........................      1.45%       1,201,758     1.044920         1,255,741
Wells Fargo Corporate Bond
 Fund.........................      1.60%          96,312     1.043083           100,461
Wells Fargo Corporate Bond
 Fund.........................      1.65%         119,767     1.042479           124,854
Wells Fargo Corporate Bond
 Fund.........................      1.80%         620,822     1.040663           646,067
Wells Fargo Corporate Bond
 Fund.........................      1.95%          62,697     1.041552            65,302
Wells Fargo Corporate Bond
 Fund.........................      2.00%          47,447     1.039794            49,335
Wells Fargo Corporate Bond
 Fund.........................      2.15%          59,272     1.039141            61,592
Wells Fargo Equity Income
 Fund.........................      1.25%         158,180     0.848230           134,173
Wells Fargo Equity Income
 Fund.........................      1.45%       1,226,751     0.846253         1,038,142
Wells Fargo Equity Income
 Fund.........................      1.60%         199,298     0.844775           168,362
Wells Fargo Equity Income
 Fund.........................      1.65%          14,758     0.844284            12,460
Wells Fargo Equity Income
 Fund.........................      1.80%       1,231,855     0.842803         1,038,211
Wells Fargo Equity Income
 Fund.........................      2.00%          79,868     0.842096            67,256
Wells Fargo Equity Value
 Fund.........................      1.25%         124,088     0.795690            98,736
Wells Fargo Equity Value
 Fund.........................      1.45%         363,754     0.793830           288,759
Wells Fargo Equity Value
 Fund.........................      1.60%          14,984     0.792452            11,874
Wells Fargo Equity Value
 Fund.........................      1.65%         142,979     0.791982           113,237
Wells Fargo Equity Value
 Fund.........................      1.80%         250,607     0.790596           198,129
Wells Fargo Equity Value
 Fund.........................      2.00%           2,533     0.789927             2,001
Wells Fargo Growth Fund.......      1.25%          39,135     0.781954            30,602
Wells Fargo Growth Fund.......      1.45%         124,286     0.780127            96,958
Wells Fargo Growth Fund.......      1.80%          74,808     0.776943            58,122
Wells Fargo International
 Equity Fund..................      1.25%         150,482     0.803592           120,926

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Wells Fargo International
 Equity Fund..................      1.45%         194,488   $ 0.801715   $       155,924
Wells Fargo International
 Equity Fund..................      1.60%          11,865     0.800318             9,496
Wells Fargo International
 Equity Fund..................      1.65%          18,098     0.799848            14,475
Wells Fargo International
 Equity Fund..................      1.80%         409,021     0.798455           326,585
Wells Fargo International
 Equity Fund..................      1.95%           9,098     0.799142             7,271
Wells Fargo International
 Equity Fund..................      2.00%           8,942     0.797782             7,134
Wells Fargo International
 Equity Fund..................      2.15%             478     0.797279               381
Wells Fargo Large Company
 Growth Fund..................      1.25%         289,414     0.801836           232,063
Wells Fargo Large Company
 Growth Fund..................      1.40%             221     0.800418               177
Wells Fargo Large Company
 Growth Fund..................      1.45%       2,502,240     0.799957         2,001,684
Wells Fargo Large Company
 Growth Fund..................      1.60%         239,872     0.798560           191,552
Wells Fargo Large Company
 Growth Fund..................      1.65%         248,936     0.798082           198,671
Wells Fargo Large Company
 Growth Fund..................      1.80%       2,709,957     0.796689         2,158,993
Wells Fargo Large Company
 Growth Fund..................      1.95%          42,026     0.797383            33,511
Wells Fargo Large Company
 Growth Fund..................      2.00%          77,225     0.796029            61,474
Wells Fargo Large Company
 Growth Fund..................      2.15%           1,949     0.795528             1,550
Wells Fargo Money Market
 Fund.........................      1.25%          43,990     1.001163            44,041
Wells Fargo Money Market
 Fund.........................      1.45%       1,785,962     0.998814         1,783,844
Wells Fargo Money Market
 Fund.........................      1.60%           7,626     0.997071             7,604
Wells Fargo Money Market
 Fund.........................      1.65%         148,568     0.996495           148,047
Wells Fargo Money Market
 Fund.........................      1.80%         271,010     0.994758           269,589
Wells Fargo Money Market
 Fund.........................      2.00%         183,874     0.993908           182,754
Wells Fargo Money Market
 Fund.........................      2.15%          22,097     0.993284            21,948
Wells Fargo Small Cap Growth
 Fund.........................      1.25%          15,028     0.704972            10,594
Wells Fargo Small Cap Growth
 Fund.........................      1.45%         496,533     0.703334           349,228
Wells Fargo Small Cap Growth
 Fund.........................      1.60%          41,842     0.702095            29,377
Wells Fargo Small Cap Growth
 Fund.........................      1.65%          60,446     0.701681            42,414
Wells Fargo Small Cap Growth
 Fund.........................      1.80%         324,827     0.700452           227,526
Wells Fargo Small Cap Growth
 Fund.........................      2.00%           2,773     0.699868             1,941
Wells Fargo Small Cap Growth
 Fund.........................      2.15%             540     0.699427               378
                                                                         ---------------
    SUBTOTAL..................                                            19,094,407,736
                                                                         ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Evergreen VA Growth Fund......      1.25%           1,686     0.808212             1,362
First American International
 Portfolio -- Class IA........      1.25%           5,776     0.477746             2,759
First American Large Cap
 Growth Portfolio --
 Class IA.....................      1.25%           2,939     0.382136             1,123
First American Technology
 Portfolio -- Class IA........      1.25%           3,315     0.147397               489
Hartford Advisers HLS Fund --
 Class IA.....................      0.80%          17,758     0.863406            15,332
Hartford Advisers HLS Fund --
 Class IA.....................      1.25%       4,428,428     3.774709        16,716,027
Hartford Advisers HLS Fund --
 Class IB.....................      1.45%          90,075     0.801169            72,165
Hartford Bond HLS Fund --
 Class IA.....................      1.25%       1,133,429     2.819240         3,195,408
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      0.80%          14,238     1.021277            14,541
Hartford Capital Appreciation
 HLS Fund -- Class IA.........      1.25%       1,448,761     6.113422         8,856,885
Hartford Capital Appreciation
 HLS Fund -- Class IB.........      1.45%          41,309     0.688497            28,441
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      0.80%          17,910     0.948976            16,996
Hartford Dividend and Growth
 HLS Fund -- Class IA.........      1.25%       2,207,506     2.260599         4,990,285
Hartford Dividend and Growth
 HLS Fund -- Class IB.........      1.45%           4,291     0.950043             4,077
Hartford Focus HLS Fund --
 Class IA.....................      1.25%          71,163     0.767413            54,611
Hartford Global Advisers HLS
 Fund -- Class IA.............      1.25%         574,327     1.378484           791,700
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................      1.25%          17,791     0.762572            13,567
Hartford Global Health HLS
 Fund -- Class IA.............      1.25%         138,225     1.214222           167,836
Hartford Global Health HLS
 Fund -- Class IB.............      1.45%           3,737     1.201451             4,489

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                UNITS
                                  FEES        OWNED BY         UNIT          CONTRACT
                                (NOTES 3)   PARTICIPANTS      PRICE*        LIABILITY
                                ---------  ---------------  -----------  ----------------
Hartford Global Leaders HLS
 Fund -- Class IA.............      0.80%          14,651   $ 0.788283   $        11,549
Hartford Global Leaders HLS
 Fund -- Class IA.............      1.25%         629,562     1.173529           738,809
Hartford Global Technology HLS
 Fund -- Class IA.............      1.25%         179,521     0.287128            51,545
Hartford Growth and Income HLS
 Fund -- Class IA.............      1.25%         952,818     0.895584           853,328
Hartford Growth and Income HLS
 Fund -- Class IB.............      1.45%           5,406     0.645912             3,491
Hartford Growth Opportunities
 HLS Fund -- Class IA.........      1.25%           2,414     0.768257             1,854
Hartford High Yield HLS
 Fund -- Class IA.............      1.25%         534,018     0.995688           531,715
Hartford Index HLS Fund --
 Class IA.....................      1.25%         534,423     3.323853         1,776,345
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................      1.25%          41,150     0.698549            28,745
Hartford International Small
 Company HLS Fund --
 Class IA.....................      1.25%          49,490     0.873638            43,237
Hartford International
 Opportunities HLS Fund --
 Class IA.....................      1.25%       1,007,836     1.207151         1,216,610
Hartford MidCap HLS Fund --
 Class IA.....................      1.25%         996,888     2.052961         2,046,572
Hartford MidCap HLS Fund --
 Class IB.....................      1.45%           5,337     0.815936             4,355
Hartford MidCap Value HLS
 Fund -- Class IA.............      1.25%         250,143     0.851716           213,051
Hartford Money Market HLS
 Fund -- Class IA.............      1.25%       1,173,882     1.914556         2,247,464
Hartford Mortgage Securities
 HLS Fund -- Class IA.........      1.25%         527,137     2.737548         1,443,064
Hartford Small Company HLS
 Fund -- Class IA.............      1.25%         939,937     1.117965         1,050,817
Hartford Stock HLS Fund --
 Class IA.....................      0.80%          16,890     0.685935            11,585
Hartford Stock HLS Fund --
 Class IA.....................      1.25%       2,524,338     4.271371        10,782,385
Hartford Stock HLS Fund --
 Class IB.....................      1.45%          43,420     0.620864            26,958
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................      1.25%         147,617     1.072235           158,280
Hartford Value HLS Fund --
 Class IA.....................      1.25%          98,184     0.764142            75,026
                                                                         ---------------
    SUB-TOTAL.................                                           $    58,264,878
                                                                         ---------------
GRAND TOTAL:..................                                           $19,152,672,614
                                                                         ===============

  *  Rounded unit prices.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                              EVERGREEN VA       EVERGREEN VA    EVERGREEN VA
                           CAPITAL GROWTH FUND  FOUNDATION FUND  GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............       $   6,327          $  7,118       $  --
                                ---------          --------       ---------
EXPENSES:
  Mortality and expense
   undertakings..........         (21,890)           (2,359)         (9,995)
                                ---------          --------       ---------
    Net investment income
     (loss)..............         (15,563)            4,759          (9,995)
                                ---------          --------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................           7,078           --               --
                                ---------          --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (12,223)           (2,778)         (8,951)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (389,752)          (14,772)       (210,915)
                                ---------          --------       ---------
    Net gain (loss) on
     investments.........        (401,975)          (17,550)       (219,866)
                                ---------          --------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(410,460)         $(12,791)      $(229,861)
                                =========          ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           EVERGREEN VA                  EVERGREEN VA   EVERGREEN VA  FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL  EVERGREEN VA    SMALL CAP       SPECIAL     INTERNATIONAL      LARGE CAP
                            GROWTH FUND    OMEGA FUND   VALUE FUND (1)  EQUITY FUND     PORTFOLIO     GROWTH PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  --------------  ------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $  20,103     $  --           $   318        $ --          $  16,617        $   2,645
                             ---------     ---------       -------        --------      ---------        ---------
EXPENSES:
  Mortality and expense
   undertakings..........      (18,672)      (12,448)         (717)           (629)       (17,991)         (16,504)
                             ---------     ---------       -------        --------      ---------        ---------
    Net investment income
     (loss)..............        1,431       (12,448)         (399)           (629)        (1,374)         (13,859)
                             ---------     ---------       -------        --------      ---------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             4,414          --            --               --
                             ---------     ---------       -------        --------      ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (85,670)       (5,746)       (1,979)           (791)       (51,729)         (23,588)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (61,926)     (224,132)       (1,876)        (10,844)      (239,711)        (448,398)
                             ---------     ---------       -------        --------      ---------        ---------
    Net gain (loss) on
     investments.........     (147,596)     (229,878)       (3,855)        (11,635)      (291,440)        (471,986)
                             ---------     ---------       -------        --------      ---------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(146,165)    $(242,326)      $   160        $(12,264)     $(292,814)       $(485,845)
                             =========     =========       =======        ========      =========        =========

                              FIRST AMERICAN
                                 MID CAP
                           GROWTH PORTFOLIO (2)
                               SUB-ACCOUNT
                           --------------------
INVESTMENT INCOME:
  Dividends..............        $--
                                 --------
EXPENSES:
  Mortality and expense
   undertakings..........          (1,218)
                                 --------
    Net investment income
     (loss)..............          (1,218)
                                 --------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                                 --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             275
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (9,562)
                                 --------
    Net gain (loss) on
     investments.........          (9,287)
                                 --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(10,505)
                                 ========

(1)  From inception, August 14, 2002 to December 31, 2002.
(2)  From inception, October 15, 2001 to December 31, 2002.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            FIRST AMERICAN   FIRST AMERICAN      HARTFORD
                              SMALL CAP        TECHNOLOGY        ADVISERS
                           GROWTH PORTFOLIO    PORTFOLIO         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $--             $ --           $   159,999,109
                               --------        ---------      ---------------
EXPENSES:
  Mortality and expense
   undertakings..........        (1,354)         (14,109)         (69,575,434)
                               --------        ---------      ---------------
    Net investment income
     (loss)..............        (1,354)         (14,109)          90,423,675
                               --------        ---------      ---------------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --                 --
                               --------        ---------      ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           177          (71,604)        (211,315,452)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (31,096)        (568,076)        (810,635,122)
                               --------        ---------      ---------------
    Net gain (loss) on
     investments.........       (30,919)        (639,680)      (1,021,950,574)
                               --------        ---------      ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(32,273)       $(653,789)     $  (931,526,899)
                               ========        =========      ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                          HARTFORD CAPITAL  HARTFORD DIVIDEND                     HARTFORD      HARTFORD GLOBAL
                           HARTFORD BOND    APPRECIATION       AND GROWTH      HARTFORD FOCUS  GLOBAL ADVISERS  COMMUNICATIONS
                             HLS FUND         HLS FUND          HLS FUND          HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ----------------  -----------------  --------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $34,874,941   $    23,462,463     $  30,030,199     $   --          $     99,427       $  23,540
                            -----------   ---------------     -------------     ------------    ------------       ---------
EXPENSES:
  Mortality and expense
   undertakings..........   (11,748,296)      (51,151,718)      (25,356,631)        (477,618)     (2,717,624)        (37,830)
                            -----------   ---------------     -------------     ------------    ------------       ---------
    Net investment income
     (loss)..............    23,126,645       (27,689,255)        4,673,568         (477,618)     (2,618,197)        (14,290)
                            -----------   ---------------     -------------     ------------    ------------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................    10,214,311         --              101,520,252          390,416         141,266         --
                            -----------   ---------------     -------------     ------------    ------------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       301,216      (169,323,957)      (12,415,138)        (377,818)     (9,641,927)        (10,618)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    46,719,790      (803,364,648)     (434,494,630)     (10,010,886)    (11,185,846)       (735,043)
                            -----------   ---------------     -------------     ------------    ------------       ---------
    Net gain (loss) on
     investments.........    47,021,006      (972,688,605)     (446,909,768)     (10,388,704)    (20,827,773)       (745,661)
                            -----------   ---------------     -------------     ------------    ------------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $80,361,962   $(1,000,377,860)    $(340,715,948)    $(10,475,906)   $(23,304,704)      $(759,951)
                            ===========   ===============     =============     ============    ============       =========

                            HARTFORD GLOBAL
                           FINANCIAL SERVICES
                                HLS FUND
                              SUB-ACCOUNT
                           ------------------
INVESTMENT INCOME:
  Dividends..............     $   113,916
                              -----------
EXPENSES:
  Mortality and expense
   undertakings..........        (116,226)
                              -----------
    Net investment income
     (loss)..............          (2,310)
                              -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (65,960)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,724,963)
                              -----------
    Net gain (loss) on
     investments.........      (1,790,923)
                              -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(1,793,233)
                              ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                             HARTFORD        HARTFORD
                           GLOBAL HEALTH  GLOBAL LEADERS
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
INVESTMENT INCOME:
  Dividends..............  $     13,963    $  2,504,107
                           ------------    ------------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,872,227)     (3,850,153)
                           ------------    ------------
    Net investment income
     (loss)..............    (1,858,264)     (1,346,046)
                           ------------    ------------
CAPITAL GAINS INCOME
 (LOSS)..................     3,568,041        --
                           ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (4,703,890)    (18,400,800)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (28,504,826)    (50,843,446)
                           ------------    ------------
    Net gain (loss) on
     investments.........   (33,208,716)    (69,244,246)
                           ------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(31,498,939)   $(70,590,292)
                           ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GROWTH                   HARTFORD GROWTH     HARTFORD
                             TECHNOLOGY       AND INCOME     HARTFORD GROWTH   OPPORTUNITIES     HIGH YIELD    HARTFORD INDEX
                              HLS FUND         HLS FUND       HLS FUND (3)    HLS FUND (3)(4)     HLS FUND        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $   --           $  1,067,671       $ --             $ --           $  5,581,118   $   7,245,019
                            ------------     ------------       ---------        ---------      ------------   -------------
EXPENSES:
  Mortality and expense
   undertakings..........       (596,385)      (3,639,928)        (40,411)         (27,263)       (1,419,918)     (9,084,832)
                            ------------     ------------       ---------        ---------      ------------   -------------
    Net investment income
     (loss)..............       (596,385)      (2,572,257)        (40,411)         (27,263)        4,161,200      (1,839,813)
                            ------------     ------------       ---------        ---------      ------------   -------------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --               --               --               --            26,656,604
                            ------------     ------------       ---------        ---------      ------------   -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (4,269,250)      (5,938,212)        (13,208)          (5,658)           27,160     (44,759,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (20,231,551)     (78,424,865)       (126,066)        (102,811)      (11,447,182)   (178,567,815)
                            ------------     ------------       ---------        ---------      ------------   -------------
    Net gain (loss) on
     investments.........    (24,500,801)     (84,363,077)       (139,274)        (108,469)      (11,420,022)   (223,327,096)
                            ------------     ------------       ---------        ---------      ------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(25,097,186)    $(86,935,334)      $(179,685)       $(135,732)     $ (7,258,822)  $(198,510,305)
                            ============     ============       =========        =========      ============   =============

                             HARTFORD
                           INTERNATIONAL
                              CAPITAL
                           APPRECIATION
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............   $    72,976
                            -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (245,828)
                            -----------
    Net investment income
     (loss)..............      (172,852)
                            -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       140,609
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,737,955)
                            -----------
    Net gain (loss) on
     investments.........    (3,597,346)
                            -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(3,770,198)
                            ===========

(3)  From inception, April 30, 2002 to December 31, 2002.
(4)  Formerly Growth Stock Series Sub-Account. Change effective March 15, 2002.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL
                           SMALL COMPANY  OPPORTUNITIES
                             HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   --        $  8,681,696
                            -----------   ------------
EXPENSES:
  Mortality and expense
   undertakings..........      (119,853)    (5,840,910)
                            -----------   ------------
    Net investment income
     (loss)..............      (119,853)     2,840,786
                            -----------   ------------
CAPITAL GAINS INCOME
 (LOSS)..................        30,113        --
                            -----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (601,680)   (45,153,649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,268,756)   (45,296,763)
                            -----------   ------------
    Net gain (loss) on
     investments.........    (1,870,436)   (90,450,412)
                            -----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,960,176)  $(87,609,626)
                            ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                       HARTFORD
                             HARTFORD       HARTFORD      HARTFORD     MORTGAGE      HARTFORD        HARTFORD
                            MIDCAP HLS    MIDCAP VALUE  MONEY MARKET  SECURITIES   SMALL COMPANY  SMALLCAP GROWTH  HARTFORD STOCK
                               FUND         HLS FUND      HLS FUND     HLS FUND      HLS FUND     HLS FUND (3)(5)     HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  ------------  -----------  -------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............  $   1,080,562  $    541,975  $ 10,981,411  $ 9,401,885  $    --           $ --          $  29,702,327
                           -------------  ------------  ------------  -----------  -------------     ---------     -------------
EXPENSES:
  Mortality and expense
   undertakings..........    (12,152,331)   (2,487,173)  (10,503,852)  (3,689,787)    (5,102,065)      (51,810)      (40,416,311)
                           -------------  ------------  ------------  -----------  -------------     ---------     -------------
    Net investment income
     (loss)..............    (11,071,769)   (1,945,198)      477,559    5,712,098     (5,102,065)      (51,810)      (10,713,984)
                           -------------  ------------  ------------  -----------  -------------     ---------     -------------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --             49,763      --            --             --               --
                           -------------  ------------  ------------  -----------  -------------     ---------     -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (48,484,650)   (2,478,343)      --            18,509    (40,994,828)       (9,577)     (293,968,169)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (101,709,204)  (35,244,017)      --        11,638,059   (104,626,938)     (304,019)     (675,856,461)
                           -------------  ------------  ------------  -----------  -------------     ---------     -------------
    Net gain (loss) on
     investments.........   (150,193,854)  (37,722,360)      --        11,656,568   (145,621,766)     (313,596)     (969,824,630)
                           -------------  ------------  ------------  -----------  -------------     ---------     -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(161,265,623) $(39,667,558) $    527,322  $17,368,666  $(150,723,831)    $(365,406)    $(980,538,614)
                           =============  ============  ============  ===========  =============     =========     =============

(3)  From inception, April 30, 2002 to December 31, 2002.
(5) Formerly Aggressive Growth Series Sub-Account. Change effective March 15, 2002.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            HARTFORD U.S.
                             GOVERNMENT
                             SECURITIES     HARTFORD VALUE
                           HLS FUND (3)(6)     HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  --           $    756,824
                             -----------     ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (1,284,219)        (803,565)
                             -----------     ------------
    Net investment income
     (loss)..............     (1,284,219)         (46,741)
                             -----------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --
                             -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (36,749)        (367,059)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      9,111,538      (16,593,949)
                             -----------     ------------
    Net gain (loss) on
     investments.........      9,074,789      (16,961,008)
                             -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 7,790,570     $(17,007,749)
                             ===========     ============

(3)  From inception, April 30, 2002 to December 31, 2002.
(6) Formerly U.S. Government Securities Series Sub-Account. Change effective March 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                           HARTFORD VALUE   MERRILL LYNCH   MERRILL LYNCH
                            OPPORTUNITIES   GLOBAL GROWTH  LARGE CAP GROWTH     JENNISON 20/20        JENNISON       PRUDENTIAL
                           HLS FUND (3)(7)  V.I. FUND (8)   V.I. FUND (9)    FOCUS PORTFOLIO (10)  PORTFOLIO (11)  VALUE PORTFOLIO
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  ----------------  --------------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ --            $     941       $ --                 $--                $--             $  2,109
                              ---------       ---------       ---------            --------           --------        --------
EXPENSES:
  Mortality and expense
   undertakings..........       (23,127)        (11,015)        (21,743)             (1,893)            (3,998)         (1,941)
                              ---------       ---------       ---------            --------           --------        --------
    Net investment income
     (loss)..............       (23,127)        (10,074)        (21,743)             (1,893)            (3,998)            168
                              ---------       ---------       ---------            --------           --------        --------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --                 --                  --              --
                              ---------       ---------       ---------            --------           --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (8,388)       (172,163)        (76,080)                213             (5,770)         (8,163)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (168,726)       (105,830)       (344,642)            (31,228)           (83,204)        (23,208)
                              ---------       ---------       ---------            --------           --------        --------
    Net gain (loss) on
     investments.........      (177,114)       (277,993)       (420,722)            (31,015)           (88,974)        (31,371)
                              ---------       ---------       ---------            --------           --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(200,241)      $(288,067)      $(442,465)           $(32,908)          $(92,972)       $(31,203)
                              =========       =========       =========            ========           ========        ========

                                 JENNISON
                               INTERNATIONAL
                           GROWTH PORTFOLIO (12)
                                SUB-ACCOUNT
                           ---------------------
INVESTMENT INCOME:
  Dividends..............       -- $
                                   ----
EXPENSES:
  Mortality and expense
   undertakings..........            (2)
                                   ----
    Net investment income
     (loss)..............            (2)
                                   ----
CAPITAL GAINS INCOME
 (LOSS)..................       --
                                   ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (51)
                                   ----
    Net gain (loss) on
     investments.........           (51)
                                   ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....          $(53)
                                   ====

(3)  From inception, April 30, 2002 to December 31, 2002.
(6) Formerly U.S. Government Securities Series Sub-Account. Change effective March 15, 2002.
(7)  Formerly Value Series Sub-Account. Change effective March 15, 2002.
(8) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(9) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(10) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(11) Formerly Prudential Jennison Portfolio Sub-Account. Change effective
     May 1, 2002.
(12) From inception, May 1, 2001 to December 31, 2002.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             WELLS FARGO      WELLS FARGO
                           ASSET ALLOCATION  CORPORATE BOND
                              FUND (13)        FUND (13)
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------
INVESTMENT INCOME:
  Dividends..............     $  49,597         $40,846
                              ---------         -------
EXPENSES:
  Mortality and expense
   undertakings..........       (28,264)        (10,752)
                              ---------         -------
    Net investment income
     (loss)..............        21,333          30,094
                              ---------         -------
CAPITAL GAINS INCOME
 (LOSS)..................        15,318             411
                              ---------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (8,331)         (3,996)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (275,620)         44,208
                              ---------         -------
    Net gain (loss) on
     investments.........      (283,951)         40,212
                              ---------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(247,300)        $70,717
                              =========         =======

(13) From inception, October 31, 2001 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                            WELLS FARGO   WELLS FARGO                       WELLS FARGO       WELLS FARGO     WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE    WELLS FARGO      INTERNATIONAL     LARGE COMPANY    MONEY MARKET
                             FUND (13)     FUND (13)    GROWTH FUND (13)  EQUITY FUND (13)  GROWTH FUND (13)   FUND (13)
                            SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  ----------------  ----------------  ----------------  ------------
INVESTMENT INCOME:
  Dividends..............    $  20,330      $  6,277        $     83          $    227         $ --             $ 13,751
                             ---------      --------        --------          --------         ---------        --------
EXPENSES:
  Mortality and expense
   undertakings..........      (12,437)       (4,473)         (1,225)           (2,807)          (27,013)        (17,791)
                             ---------      --------        --------          --------         ---------        --------
    Net investment income
     (loss)..............        7,893         1,804          (1,142)           (2,580)          (27,013)         (4,040)
                             ---------      --------        --------          --------         ---------        --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             --                --                --               --
                             ---------      --------        --------          --------         ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (9,034)       (1,952)         (4,377)             (474)           (6,638)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (152,392)      (68,608)        (18,612)          (28,572)         (402,851)         --
                             ---------      --------        --------          --------         ---------        --------
    Net gain (loss) on
     investments.........     (161,426)      (70,560)        (22,989)          (29,046)         (409,489)         --
                             ---------      --------        --------          --------         ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(153,533)     $(68,756)       $(24,131)         $(31,626)        $(436,502)       $ (4,040)
                             =========      ========        ========          ========         =========        ========

                             WELLS FARGO
                              SMALL CAP
                           GROWTH FUND (13)
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............     $ --
                              ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (4,688)
                              ---------
    Net investment income
     (loss)..............        (4,688)
                              ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,646)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (110,912)
                              ---------
    Net gain (loss) on
     investments.........      (114,558)
                              ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(119,246)
                              =========

(13) From inception, October 31, 2001 to December 31, 2002.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                              EVERGREEN VA       EVERGREEN VA    EVERGREEN VA
                           CAPITAL GROWTH FUND  FOUNDATION FUND  GROWTH FUND
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $  (15,563)         $  4,759       $  (9,995)
  Capital gains income...           7,078           --               --
  Net realized gain
   (loss) on security
   transactions..........         (12,223)           (2,778)         (8,951)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (389,752)          (14,772)       (210,915)
                               ----------          --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (410,460)          (12,791)       (229,861)
                               ----------          --------       ---------
UNIT TRANSACTIONS:
  Purchases..............         465,609           166,161         208,927
  Net transfers..........         (63,167)           66,353          60,615
  Surrenders for benefit
   payments and fees.....        (221,118)           (6,512)       (139,771)
  Net annuity
   transactions..........        --                 --                 (127)
                               ----------          --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         181,324           226,002         129,644
                               ----------          --------       ---------
  Net increase (decrease)
   in net assets.........        (229,136)          213,211        (100,217)
NET ASSETS:
  Beginning of year......       1,782,852           117,880         883,052
                               ----------          --------       ---------
  End of year............      $1,553,716          $331,091       $ 782,835
                               ==========          ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                           EVERGREEN VA                  EVERGREEN VA   EVERGREEN VA  FIRST AMERICAN   FIRST AMERICAN
                           INTERNATIONAL  EVERGREEN VA    SMALL CAP       SPECIAL     INTERNATIONAL      LARGE CAP
                            GROWTH FUND    OMEGA FUND   VALUE FUND (1)  EQUITY FUND     PORTFOLIO     GROWTH PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  --------------  ------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $    1,431     $  (12,448)     $   (399)      $   (629)     $   (1,374)      $  (13,859)
  Capital gains income...      --             --              4,414         --             --              --
  Net realized gain
   (loss) on security
   transactions..........      (85,670)        (5,746)       (1,979)          (791)        (51,729)         (23,588)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (61,926)      (224,132)       (1,876)       (10,844)       (239,711)        (448,398)
                            ----------     ----------      --------       --------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (146,165)      (242,326)          160        (12,264)       (292,814)        (485,845)
                            ----------     ----------      --------       --------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      287,494        439,582       158,856         46,572         119,783           94,139
  Net transfers..........     (186,447)        78,200        94,510         23,301        (152,553)         191,804
  Surrenders for benefit
   payments and fees.....     (209,895)       (23,323)        1,802           (159)        (39,890)         (50,751)
  Net annuity
   transactions..........      --             --            --              --                (321)            (135)
                            ----------     ----------      --------       --------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (108,848)       494,459       255,168         69,714         (72,981)         235,057
                            ----------     ----------      --------       --------      ----------       ----------
  Net increase (decrease)
   in net assets.........     (255,013)       252,133       255,328         57,450        (365,795)        (250,788)
NET ASSETS:
  Beginning of year......    1,503,549        768,405       --              26,295       1,576,531        1,449,729
                            ----------     ----------      --------       --------      ----------       ----------
  End of year............   $1,248,536     $1,020,538      $255,328       $ 83,745      $1,210,736       $1,198,941
                            ==========     ==========      ========       ========      ==========       ==========

                            FIRST AMERICAN
                               MID CAP
                           GROWTH PORTFOLIO
                           SUB-ACCOUNT (2)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,218)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           275
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (9,562)
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (10,505)
                               --------
UNIT TRANSACTIONS:
  Purchases..............       160,697
  Net transfers..........       165,722
  Surrenders for benefit
   payments and fees.....        (2,897)
  Net annuity
   transactions..........       --
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       323,522
                               --------
  Net increase (decrease)
   in net assets.........       313,017
NET ASSETS:
  Beginning of year......       --
                               --------
  End of year............      $313,017
                               ========

(1)  From inception, August 14, 2002 to December 31, 2002.
(2)  From inception, October 15, 2001 to December 31, 2002.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            FIRST AMERICAN   FIRST AMERICAN      HARTFORD
                              SMALL CAP        TECHNOLOGY        ADVISERS
                           GROWTH PORTFOLIO    PORTFOLIO         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,354)       $  (14,109)   $    90,423,675
  Capital gains income...       --                --               --
  Net realized gain
   (loss) on security
   transactions..........           177           (71,604)      (211,315,452)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (31,096)         (568,076)      (810,635,122)
                               --------        ----------    ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (32,273)         (653,789)      (931,526,899)
                               --------        ----------    ---------------
UNIT TRANSACTIONS:
  Purchases..............       130,612            34,738        242,137,151
  Net transfers..........       131,953            20,901       (119,871,385)
  Surrenders for benefit
   payments and fees.....        (2,277)          (48,659)      (496,142,064)
  Net annuity
   transactions..........       --                    (61)        (1,556,454)
                               --------        ----------    ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       260,288             6,919       (375,432,752)
                               --------        ----------    ---------------
  Net increase (decrease)
   in net assets.........       228,015          (646,870)    (1,306,959,651)
NET ASSETS:
  Beginning of year......         8,171         1,493,062      6,201,752,277
                               --------        ----------    ---------------
  End of year............      $236,186        $  846,192    $ 4,894,792,626
                               ========        ==========    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                            HARTFORD CAPITAL  HARTFORD DIVIDEND                     HARTFORD      HARTFORD GLOBAL
                            HARTFORD BOND     APPRECIATION       AND GROWTH      HARTFORD FOCUS  GLOBAL ADVISERS  COMMUNICATIONS
                              HLS FUND          HLS FUND          HLS FUND          HLS FUND        HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -----------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $   23,126,645   $   (27,689,255)   $    4,673,568     $   (477,618)   $ (2,618,197)     $  (14,290)
  Capital gains income...      10,214,311         --              101,520,252          390,416         141,266         --
  Net realized gain
   (loss) on security
   transactions..........         301,216      (169,323,957)      (12,415,138)        (377,818)     (9,641,927)        (10,618)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      46,719,790      (803,364,648)     (434,494,630)     (10,010,886)    (11,185,846)       (735,043)
                           --------------   ---------------    --------------     ------------    ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      80,361,962    (1,000,377,860)     (340,715,948)     (10,475,906)    (23,304,704)       (759,951)
                           --------------   ---------------    --------------     ------------    ------------      ----------
UNIT TRANSACTIONS:
  Purchases..............      95,405,913       243,361,835       157,487,887       10,877,906       7,349,579       1,257,446
  Net transfers..........     265,953,137      (145,786,398)      220,768,378       15,267,412      (6,037,558)      2,400,548
  Surrenders for benefit
   payments and fees.....     (92,557,155)     (321,051,746)     (153,110,836)      (1,647,426)    (17,941,433)       (108,009)
  Net annuity
   transactions..........         387,948        (1,479,744)          272,566           25,341         (99,258)        --
                           --------------   ---------------    --------------     ------------    ------------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     269,189,843      (224,956,053)      225,417,995       24,523,233     (16,728,670)      3,549,985
                           --------------   ---------------    --------------     ------------    ------------      ----------
  Net increase (decrease)
   in net assets.........     349,551,805    (1,225,333,913)     (115,297,953)      14,047,327     (40,033,374)      2,790,034
NET ASSETS:
  Beginning of year......     762,341,825     4,739,588,210     2,041,573,051       27,868,507     236,157,113       1,803,932
                           --------------   ---------------    --------------     ------------    ------------      ----------
  End of year............  $1,111,893,630   $ 3,514,254,297    $1,926,275,098     $ 41,915,834    $196,123,739      $4,593,966
                           ==============   ===============    ==============     ============    ============      ==========

                            HARTFORD GLOBAL
                           FINANCIAL SERVICES
                                HLS FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $    (2,310)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (65,960)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,724,963)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,793,233)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       3,210,690
  Net transfers..........       3,393,944
  Surrenders for benefit
   payments and fees.....        (352,784)
  Net annuity
   transactions..........          (2,812)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,249,038
                              -----------
  Net increase (decrease)
   in net assets.........       4,455,805
NET ASSETS:
  Beginning of year......       5,700,695
                              -----------
  End of year............     $10,156,500
                              ===========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                             HARTFORD        HARTFORD
                           GLOBAL HEALTH  GLOBAL LEADERS
                             HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ (1,858,264)   $ (1,346,046)
  Capital gains income...     3,568,041        --
  Net realized gain
   (loss) on security
   transactions..........    (4,703,890)    (18,400,800)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (28,504,826)    (50,843,446)
                           ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (31,498,939)    (70,590,292)
                           ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............    20,454,170      21,815,011
  Net transfers..........     2,912,651     (13,548,758)
  Surrenders for benefit
   payments and fees.....    (9,062,142)    (19,655,168)
  Net annuity
   transactions..........      (105,119)       (118,944)
                           ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    14,199,560     (11,507,859)
                           ------------    ------------
  Net increase (decrease)
   in net assets.........   (17,299,379)    (82,098,151)
NET ASSETS:
  Beginning of year......   146,727,621     342,340,851
                           ------------    ------------
  End of year............  $129,428,242    $260,242,700
                           ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GROWTH                     HARTFORD GROWTH       HARTFORD
                             TECHNOLOGY       AND INCOME     HARTFORD GROWTH     OPPORTUNITIES       HIGH YIELD     HARTFORD INDEX
                              HLS FUND         HLS FUND          HLS FUND       HLS FUND (3)(4)       HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (3)      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ----------------  ------------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (596,385)    $ (2,572,257)     $   (40,411)        $  (27,263)      $  4,161,200    $  (1,839,813)
  Capital gains income...       --               --               --                 --                 --             26,656,604
  Net realized gain
   (loss) on security
   transactions..........     (4,269,250)      (5,938,212)         (13,208)            (5,658)            27,160      (44,759,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (20,231,551)     (78,424,865)        (126,066)          (102,811)       (11,447,182)    (178,567,815)
                            ------------     ------------      -----------         ----------       ------------    -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (25,097,186)     (86,935,334)        (179,685)          (135,732)        (7,258,822)    (198,510,305)
                            ------------     ------------      -----------         ----------       ------------    -------------
UNIT TRANSACTIONS:
  Purchases..............      5,014,200       31,675,332        6,560,185          4,730,052         24,682,238       30,095,608
  Net transfers..........     (1,541,931)      19,728,738        6,197,171          3,538,817         30,463,943      (60,735,282)
  Surrenders for benefit
   payments and fees.....     (2,719,278)     (19,805,292)         (76,107)           (39,310)       (10,789,292)     (58,242,007)
  Net annuity
   transactions..........        (19,136)          44,638         --                    2,209             41,119         (544,249)
                            ------------     ------------      -----------         ----------       ------------    -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        733,855       31,643,416       12,681,249          8,231,768         44,398,008      (89,425,930)
                            ------------     ------------      -----------         ----------       ------------    -------------
  Net increase (decrease)
   in net assets.........    (24,363,331)     (55,291,918)      12,501,564          8,096,036         37,139,186     (287,936,235)
NET ASSETS:
  Beginning of year......     60,320,488      315,764,170         --                 --               94,485,011      869,613,826
                            ------------     ------------      -----------         ----------       ------------    -------------
  End of year............   $ 35,957,157     $260,472,252      $12,501,564         $8,096,036       $131,624,197    $ 581,677,591
                            ============     ============      ===========         ==========       ============    =============

                             HARTFORD
                           INTERNATIONAL
                              CAPITAL
                           APPRECIATION
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (172,852)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       140,609
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,737,955)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,770,198)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............    12,936,941
  Net transfers..........     7,869,554
  Surrenders for benefit
   payments and fees.....      (513,082)
  Net annuity
   transactions..........        32,232
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    20,325,645
                            -----------
  Net increase (decrease)
   in net assets.........    16,555,447
NET ASSETS:
  Beginning of year......     9,484,787
                            -----------
  End of year............   $26,040,234
                            ===========

(3)  From inception, Aprtil 30, 2002 to December 31, 2002.
(4)  Formerly Growth Stock Series Sub-Account. Change effective March 15, 2002.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL
                           SMALL COMPANY  OPPORTUNITIES
                             HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (119,853)  $   2,840,786
  Capital gains income...        30,113        --
  Net realized gain
   (loss) on security
   transactions..........      (601,680)    (45,153,649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,268,756)    (45,296,763)
                            -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,960,176)    (87,609,626)
                            -----------   -------------
UNIT TRANSACTIONS:
  Purchases..............     3,000,146      11,306,382
  Net transfers..........    10,894,808     (52,074,365)
  Surrenders for benefit
   payments and fees.....      (703,650)    (40,925,663)
  Net annuity
   transactions..........        43,103        (314,695)
                            -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    13,234,407     (82,008,341)
                            -----------   -------------
  Net increase (decrease)
   in net assets.........    11,274,231    (169,617,967)
NET ASSETS:
  Beginning of year......     1,500,061     542,533,345
                            -----------   -------------
  End of year............   $12,774,292   $ 372,915,378
                            ===========   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                                                          HARTFORD
                              HARTFORD       HARTFORD      HARTFORD       MORTGAGE      HARTFORD         HARTFORD
                             MIDCAP HLS    MIDCAP VALUE  MONEY MARKET    SECURITIES   SMALL COMPANY  SMALLCAP GROWTH
                                FUND         HLS FUND      HLS FUND       HLS FUND      HLS FUND     HLS FUND (3)(5)
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ------------  -------------  ------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $  (11,071,769) $ (1,945,198) $     477,559  $  5,712,098  $  (5,102,065)   $   (51,810)
  Capital gains income...        --             --              49,763       --            --             --
  Net realized gain
   (loss) on security
   transactions..........     (48,484,650)   (2,478,343)      --              18,509    (40,994,828)        (9,577)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (101,709,204)  (35,244,017)      --          11,638,059   (104,626,938)      (304,019)
                           --------------  ------------  -------------  ------------  -------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (161,265,623)  (39,667,558)       527,322    17,368,666   (150,723,831)      (365,406)
                           --------------  ------------  -------------  ------------  -------------    -----------
UNIT TRANSACTIONS:
  Purchases..............       2,000,710    66,614,937    176,930,788    41,147,996     29,744,891      5,426,768
  Net transfers..........    (121,975,335)  156,241,600    336,278,818   183,812,220    (10,189,688)     8,203,181
  Surrenders for benefit
   payments and fees.....     (64,853,248)  (11,710,491)  (377,461,971)  (37,474,360)   (27,959,221)      (259,708)
  Net annuity
   transactions..........        (485,846)      155,119       (412,640)     (130,186)      (156,069)      --
                           --------------  ------------  -------------  ------------  -------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (185,313,719)  211,301,165    135,334,995   187,355,670     (8,560,087)    13,370,241
                           --------------  ------------  -------------  ------------  -------------    -----------
  Net increase (decrease)
   in net assets.........    (346,579,342)  171,633,607    135,862,317   204,724,336   (159,283,918)    13,004,835
NET ASSETS:
  Beginning of year......   1,109,956,892    82,438,075    728,886,080   191,046,333    471,452,455       --
                           --------------  ------------  -------------  ------------  -------------    -----------
  End of year............  $  763,377,550  $254,071,682  $ 864,748,397  $395,770,669  $ 312,168,537    $13,004,835
                           ==============  ============  =============  ============  =============    ===========


                            HARTFORD STOCK
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   (10,713,984)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........     (293,968,169)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (675,856,461)
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (980,538,614)
                           ---------------
UNIT TRANSACTIONS:
  Purchases..............      128,349,955
  Net transfers..........     (190,199,989)
  Surrenders for benefit
   payments and fees.....     (249,300,245)
  Net annuity
   transactions..........       (1,543,223)
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (312,693,502)
                           ---------------
  Net increase (decrease)
   in net assets.........   (1,293,232,116)
NET ASSETS:
  Beginning of year......    3,911,601,988
                           ---------------
  End of year............  $ 2,618,369,872
                           ===============

(3)  From inception, April 30, 2002 to December 31, 2002.
(5) Formerly Aggressive Growth Series Sub-Account. Change effective March 15, 2002.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD U.S.
                               GOVERNMENT
                               SECURITIES      HARTFORD VALUE
                            HLS FUND (3)(6)       HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,284,219)     $    (46,741)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........          (36,749)         (367,059)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        9,111,538       (16,593,949)
                              ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        7,790,570       (17,007,749)
                              ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............       45,693,910        19,724,949
  Net transfers..........      244,351,620        41,598,967
  Surrenders for benefit
   payments and fees.....      (12,519,169)       (3,163,955)
  Net annuity
   transactions..........          155,055            20,187
                              ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      277,681,416        58,180,148
                              ------------      ------------
  Net increase (decrease)
   in net assets.........      285,471,986        41,172,399
NET ASSETS:
  Beginning of year......        --               34,560,701
                              ------------      ------------
  End of year............     $285,471,986      $ 75,733,100
                              ============      ============

(3)  From inception, April 30, 2002 to December 31, 2002.
(6) Formerly U.S. Government Securities Series Sub-Account. Change effective March 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                             HARTFORD VALUE    MERRILL LYNCH    MERRILL LYNCH
                             OPPORTUNITIES     GLOBAL GROWTH   LARGE CAP GROWTH      JENNISON 20/20           JENNISON
                            HLS FUND (3)(7)    V.I. FUND (8)    V.I. FUND (9)     FOCUS PORTFOLIO (10)     PORTFOLIO (11)
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                           ------------------  --------------  ----------------  -----------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (23,127)       $  (10,074)      $  (21,743)           $ (1,893)             $ (3,998)
  Capital gains income...        --                 --              --                 --                      --
  Net realized gain
   (loss) on security
   transactions..........          (8,388)         (172,163)         (76,080)                213                (5,770)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (168,726)         (105,830)        (344,642)            (31,228)              (83,204)
                               ----------        ----------       ----------            --------              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (200,241)         (288,067)        (442,465)            (32,908)              (92,972)
                               ----------        ----------       ----------            --------              --------
UNIT TRANSACTIONS:
  Purchases..............       2,824,197           112,341          623,797              61,461               214,603
  Net transfers..........       3,489,167          (235,568)           5,916              90,137                84,580
  Surrenders for benefit
   payments and fees.....         (57,631)          (24,780)        (122,431)             (8,283)               (4,914)
  Net annuity
   transactions..........             226           --              --                 --                      --
                               ----------        ----------       ----------            --------              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,255,959          (148,007)         507,282             143,315               294,269
                               ----------        ----------       ----------            --------              --------
  Net increase (decrease)
   in net assets.........       6,055,718          (436,074)          64,817             110,407               201,297
NET ASSETS:
  Beginning of year......        --               1,130,968        1,795,473              54,802               162,613
                               ----------        ----------       ----------            --------              --------
  End of year............      $6,055,718        $  694,894       $1,860,290            $165,209              $363,910
                               ==========        ==========       ==========            ========              ========

                                                    JENNISON
                             PRUDENTIAL          INTERNATIONAL
                           VALUE PORTFOLIO   GROWTH PORTFOLIO (12)
                             SUB-ACCOUNT          SUB-ACCOUNT
                           ---------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $    168               $   (2)
  Capital gains income...      --                 --
  Net realized gain
   (loss) on security
   transactions..........       (8,163)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (23,208)                 (51)
                              --------               ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (31,203)                 (53)
                              --------               ------
UNIT TRANSACTIONS:
  Purchases..............      110,578            --
  Net transfers..........       35,909                3,369
  Surrenders for benefit
   payments and fees.....           (3)                 (17)
  Net annuity
   transactions..........      --                 --
                              --------               ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      146,484                3,352
                              --------               ------
  Net increase (decrease)
   in net assets.........      115,281                3,299
NET ASSETS:
  Beginning of year......       60,032            --
                              --------               ------
  End of year............     $175,313               $3,299
                              ========               ======

(3)  From inception, April 30, 2002 to December 31, 2002.
(6) Formerly U.S. Government Securities Series Sub-Account. Change effective March 15, 2002.
(7)  Formerly Value Series Sub-Account. Change effective March 15, 2002.
(8) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(9) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(10) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(11) Formerly Prudential Jennison Portfolio Sub-Account. Change effective
     May 1, 2002.
(12) From inception, May 1, 2001 to December 31, 2002.

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             WELLS FARGO      WELLS FARGO
                           ASSET ALLOCATION  CORPORATE BOND
                              FUND (13)        FUND (13)
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   21,333       $   30,094
  Capital gains income...         15,318              411
  Net realized gain
   (loss) on security
   transactions..........         (8,331)          (3,996)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (275,620)          44,208
                              ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (247,300)          70,717
                              ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      2,762,035        1,660,820
  Net transfers..........      3,042,319          821,526
  Surrenders for benefit
   payments and fees.....       (208,961)         (78,171)
  Net annuity
   transactions..........       --                --
                              ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,595,393        2,404,175
                              ----------       ----------
  Net increase (decrease)
   in net assets.........      5,348,093        2,474,892
NET ASSETS:
  Beginning of year......       --                --
                              ----------       ----------
  End of year............     $5,348,093       $2,474,892
                              ==========       ==========

(13) From inception, October 31, 2001 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                            WELLS FARGO   WELLS FARGO                            WELLS FARGO          WELLS FARGO      WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE      WELLS FARGO         INTERNATIONAL        LARGE COMPANY     MONEY MARKET
                             FUND (13)     FUND (13)     GROWTH FUND (13)     EQUITY FUND (13)     GROWTH FUND (13)     FUND (13)
                            SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  -------------------  -------------------  -------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $    7,893      $  1,804         $ (1,142)            $ (2,580)           $  (27,013)       $   (4,040)
  Capital gains income...      --             --             --                   --                    --                 --
  Net realized gain
   (loss) on security
   transactions..........       (9,034)       (1,952)          (4,377)                (474)               (6,638)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (152,392)      (68,608)         (18,612)             (28,572)             (402,851)          --
                            ----------      --------         --------             --------            ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (153,533)      (68,756)         (24,131)             (31,626)             (436,502)           (4,040)
                            ----------      --------         --------             --------            ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............    1,399,335       312,308          137,717              383,283             2,616,786         3,119,079
  Net transfers..........    1,260,454       473,776           75,669              304,693             2,822,952          (536,862)
  Surrenders for benefit
   payments and fees.....      (47,652)       (4,592)          (3,573)             (14,158)             (123,561)         (120,350)
  Net annuity
   transactions..........      --             --             --                   --                    --                 --
                            ----------      --------         --------             --------            ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,612,137       781,492          209,813              673,818             5,316,177         2,461,867
                            ----------      --------         --------             --------            ----------        ----------
  Net increase (decrease)
   in net assets.........    2,458,604       712,736          185,682              642,192             4,879,675         2,457,827
NET ASSETS:
  Beginning of year......      --             --             --                   --                    --                 --
                            ----------      --------         --------             --------            ----------        ----------
  End of year............   $2,458,604      $712,736         $185,682             $642,192            $4,879,675        $2,457,827
                            ==========      ========         ========             ========            ==========        ==========

                               WELLS FARGO
                                SMALL CAP
                            GROWTH FUND (13)
                               SUB-ACCOUNT
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................       $  (4,688)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (3,646)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (110,912)
                                ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (119,246)
                                ---------
UNIT TRANSACTIONS:
  Purchases..............         328,408
  Net transfers..........         522,400
  Surrenders for benefit
   payments and fees.....         (70,104)
  Net annuity
   transactions..........        --
                                ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         780,704
                                ---------
  Net increase (decrease)
   in net assets.........         661,458
NET ASSETS:
  Beginning of year......        --
                                ---------
  End of year............       $ 661,458
                                =========

(13) From inception, October 31, 2001 to December 31, 2002.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                              EVERGREEN VA       EVERGREEN VA    EVERGREEN VA
                           CAPITAL GROWTH FUND  FOUNDATION FUND  GROWTH FUND
                              SUB-ACCOUNT*        SUB-ACCOUNT    SUB-ACCOUNT*
                           -------------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $  (13,821)         $  1,819       $  (11,810)
  Capital gains income
   (losses)..............          18,644           --               163,057
  Net realized gain
   (loss) on security
   transactions..........          14,651                (8)           8,054
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (279,012)           (4,756)        (243,786)
                               ----------          --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (259,538)           (2,945)         (84,485)
                               ----------          --------       ----------
UNIT TRANSACTIONS:
  Purchases..............         560,372            56,724           95,255
  Net transfers..........          60,580            36,820         (125,132)
  Surrenders for benefit
   payments and fees.....        (175,016)           (1,116)        (117,470)
  Net annuity
   transactions..........        --                 --                  (169)
                               ----------          --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         445,936            92,428         (147,516)
                               ----------          --------       ----------
  Net increase (decrease)
   in net assets.........         186,398            89,483         (232,001)
NET ASSETS:
  Beginning of year......       1,596,454            28,397        1,115,053
                               ----------          --------       ----------
  End of year............      $1,782,852          $117,880       $  883,052
                               ==========          ========       ==========

  * Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund and Mentor VIP VA Growth Fund merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund and Evergreen VA Growth Fund respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           EVERGREEN VA                 EVERGREEN VA  FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN
                           INTERNATIONAL  EVERGREEN VA    SPECIAL     INTERNATIONAL      LARGE CAP         SMALL CAP
                            GROWTH FUND    OMEGA FUND   EQUITY FUND     PORTFOLIO     GROWTH PORTFOLIO  GROWTH PORTFOLIO
                           SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT^
                           -------------  ------------  ------------  --------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   (5,446)     $ (9,282)     $  (325)      $  (19,603)      $  (15,800)        $    (4)
  Capital gains income
   (losses)..............      135,029        --           --              --              --               --
  Net realized gain
   (loss) on security
   transactions..........          357       (40,201)           5          (13,114)          (9,087)              1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (474,957)      (35,796)      (1,552)        (395,628)        (413,871)            123
                            ----------      --------      -------       ----------       ----------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (345,017)      (85,279)      (1,872)        (428,345)        (438,758)            120
                            ----------      --------      -------       ----------       ----------         -------
UNIT TRANSACTIONS:
  Purchases..............      275,071       428,843        6,950          521,224          356,622           9,190
  Net transfers..........      (45,224)       69,682        4,420          574,160          871,622          (1,138)
  Surrenders for benefit
   payments and fees.....     (118,660)      (17,549)          (7)         (65,626)        (111,039)             (1)
  Net annuity
   transactions..........      --             --           --                 (427)            (204)        --
                            ----------      --------      -------       ----------       ----------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      111,187       480,976       11,363        1,029,331        1,117,001           8,051
                            ----------      --------      -------       ----------       ----------         -------
  Net increase (decrease)
   in net assets.........     (233,830)      395,697        9,491          600,986          678,243           8,171
NET ASSETS:
  Beginning of year......    1,737,379       372,708       16,804          975,545          771,486         --
                            ----------      --------      -------       ----------       ----------         -------
  End of year............   $1,503,549      $768,405      $26,295       $1,576,531       $1,449,729         $ 8,171
                            ==========      ========      =======       ==========       ==========         =======

                           FIRST AMERICAN
                             TECHNOLOGY
                             PORTFOLIO
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (17,072)
  Capital gains income
   (losses)..............       --
  Net realized gain
   (loss) on security
   transactions..........       (12,067)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (866,672)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (895,811)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       647,666
  Net transfers..........       898,044
  Surrenders for benefit
   payments and fees.....       (29,320)
  Net annuity
   transactions..........          (120)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,516,270
                             ----------
  Net increase (decrease)
   in net assets.........       620,459
NET ASSETS:
  Beginning of year......       872,603
                             ----------
  End of year............    $1,493,062
                             ==========

  * Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund and Mentor VIP VA Growth Fund merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund and Evergreen VA Growth Fund respectively.
  ^  Amounts represent from inception, October 15, 2001 to December 31, 2001.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              HARTFORD                    HARTFORD CAPITAL
                              ADVISERS     HARTFORD BOND    APPRECIATION
                              HLS FUND       HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $  100,164,659  $ 20,338,701    $  (30,245,744)
  Capital gains income
   (losses)..............     315,651,010       --          1,382,581,884
  Net realized gain
   (loss) on security
   transactions..........     (20,075,317)      (28,306)      (28,823,845)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (791,875,428)   20,335,208    (1,755,069,710)
                           --------------  ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (396,135,076)   40,645,603      (431,557,415)
                           --------------  ------------    --------------
UNIT TRANSACTIONS:
  Purchases..............     338,273,457    81,380,116       311,468,921
  Net transfers..........     131,339,837   222,855,139       152,473,187
  Surrenders for benefit
   payments and fees.....    (568,282,887)  (57,602,074)     (331,538,003)
  Net annuity
   transactions..........         463,374       616,436            90,973
                           --------------  ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (98,206,219)  247,249,617       132,495,078
                           --------------  ------------    --------------
  Net increase (decrease)
   in net assets.........    (494,341,295)  287,895,220      (299,062,337)
NET ASSETS:
  Beginning of year......   6,696,093,572   474,446,605     5,038,650,547
                           --------------  ------------    --------------
  End of year............  $6,201,752,277  $762,341,825    $4,739,588,210
                           ==============  ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                           HARTFORD DIVIDEND                     HARTFORD      HARTFORD GLOBAL   HARTFORD GLOBAL      HARTFORD
                              AND GROWTH      HARTFORD FOCUS  GLOBAL ADVISERS  COMMUNICATIONS   FINANCIAL SERVICES  GLOBAL HEALTH
                               HLS FUND          HLS FUND        HLS FUND         HLS FUND           HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT+    SUB-ACCOUNT**    SUB-ACCOUNT+       SUB-ACCOUNT+      SUB-ACCOUNT
                           -----------------  --------------  ---------------  ---------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $    6,611,495     $   (85,113)    $ (1,387,197)     $    2,082         $     (482)     $ (1,407,168)
  Capital gains income
   (losses)..............      126,063,937         --            14,505,132         --                --                 --
  Net realized gain
   (loss) on security
   transactions..........       (2,930,195)         (5,533)        (908,670)        (11,488)           (10,814)         (473,588)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (237,054,521)      1,269,690      (32,138,062)        (89,215)           (54,933)        5,982,666
                            --------------     -----------     ------------      ----------         ----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (107,309,284)      1,179,044      (19,928,797)        (98,621)           (66,229)        4,101,910
                            --------------     -----------     ------------      ----------         ----------      ------------
UNIT TRANSACTIONS:
  Purchases..............      126,710,513       8,188,497       11,698,624         784,924          2,097,164        29,461,578
  Net transfers..........      180,328,496      18,880,082       (6,447,503)      1,127,875          3,755,305        36,890,100
  Surrenders for benefit
   payments and fees.....     (131,234,638)       (422,867)     (16,875,788)        (10,246)          (104,752)       (5,970,466)
  Net annuity
   transactions..........          401,139          43,751          486,160         --                  19,207           140,600
                            --------------     -----------     ------------      ----------         ----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      176,205,510      26,689,463      (11,138,507)      1,902,553          5,766,924        60,521,812
                            --------------     -----------     ------------      ----------         ----------      ------------
  Net increase (decrease)
   in net assets.........       68,896,226      27,868,507      (31,067,304)      1,803,932          5,700,695        64,623,722
NET ASSETS:
  Beginning of year......    1,972,676,825         --           267,224,417         --                --              82,103,899
                            --------------     -----------     ------------      ----------         ----------      ------------
  End of year............   $2,041,573,051     $27,868,507     $236,157,113      $1,803,932         $5,700,695      $146,727,621
                            ==============     ===========     ============      ==========         ==========      ============

                              HARTFORD
                           GLOBAL LEADERS
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $ (2,514,374)
  Capital gains income
   (losses)..............      3,956,414
  Net realized gain
   (loss) on security
   transactions..........     (4,743,399)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (68,666,850)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (71,968,209)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............     45,349,313
  Net transfers..........     14,419,397
  Surrenders for benefit
   payments and fees.....    (20,001,357)
  Net annuity
   transactions..........        265,833
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     40,033,186
                            ------------
  Net increase (decrease)
   in net assets.........    (31,935,023)
NET ASSETS:
  Beginning of year......    374,275,874
                            ------------
  End of year............   $342,340,851
                            ============

  +  Amounts represent from inception May 1, 2001 to December 31, 2001.
 ** Effective May 1, 2001, the Hartford International Advisers Fund Sub-Account was re-named to Hartford Global Advisers Fund Sub-Account

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                           HARTFORD GLOBAL  HARTFORD GROWTH    HARTFORD
                             TECHNOLOGY       AND INCOME      HIGH YIELD
                              HLS FUND         HLS FUND        HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   (700,333)    $ (3,651,152)   $  (898,751)
  Capital gains income
   (losses)..............       --             11,508,843        --
  Net realized gain
   (loss) on security
   transactions..........     (1,134,834)        (704,823)      (115,852)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (14,023,965)     (34,776,308)       285,398
                            ------------     ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (15,859,132)     (27,623,440)      (729,205)
                            ------------     ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............     14,445,330       48,206,045     19,672,244
  Net transfers..........     21,695,419       57,503,613     41,488,656
  Surrenders for benefit
   payments and fees.....     (2,624,076)     (19,055,460)    (5,733,681)
  Net annuity
   transactions..........         40,816          456,938        334,057
                            ------------     ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     33,557,489       87,111,136     55,761,276
                            ------------     ------------    -----------
  Net increase (decrease)
   in net assets.........     17,698,357       59,487,696     55,032,071
NET ASSETS:
  Beginning of year......     42,622,131      256,276,474     39,452,940
                            ------------     ------------    -----------
  End of year............   $ 60,320,488     $315,764,170    $94,485,011
                            ============     ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                              HARTFORD
                                            INTERNATIONAL    HARTFORD        HARTFORD
                                               CAPITAL     INTERNATIONAL  INTERNATIONAL      HARTFORD        HARTFORD
                           HARTFORD INDEX   APPRECIATION   SMALL COMPANY  OPPORTUNITIES     MIDCAP HLS     MIDCAP VALUE
                              HLS FUND        HLS FUND       HLS FUND        HLS FUND          FUND          HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT+   SUB-ACCOUNT+    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT+
                           ---------------  -------------  -------------  --------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   (4,061,417)   $  (20,044)    $   (2,752)   $  (7,291,083)  $  (13,925,983)  $  (188,272)
  Capital gains income
   (losses)..............      16,353,699       --             --            91,664,691      138,899,591       --
  Net realized gain
   (loss) on security
   transactions..........     (18,490,473)       (9,818)        (9,969)     (13,394,079)     (12,838,042)      (48,151)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (137,724,692)      235,089          3,202     (211,589,034)    (177,880,530)    5,001,021
                           --------------    ----------     ----------    -------------   --------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (143,922,883)      205,227         (9,519)    (140,609,505)     (65,744,964)    4,764,598
                           --------------    ----------     ----------    -------------   --------------   -----------
UNIT TRANSACTIONS:
  Purchases..............      42,586,778     4,205,090        612,240       25,082,823       93,180,720    25,399,180
  Net transfers..........     (17,417,983)    5,243,963        912,979      (52,022,865)      59,677,557    53,179,401
  Surrenders for benefit
   payments and fees.....     (60,890,205)     (169,493)       (18,414)     (60,919,202)     (62,578,763)     (981,878)
  Net annuity
   transactions..........        (135,645)      --               2,775          (39,971)         339,635        76,774
                           --------------    ----------     ----------    -------------   --------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (35,857,055)    9,279,560      1,509,580      (87,899,215)      90,619,149    77,673,477
                           --------------    ----------     ----------    -------------   --------------   -----------
  Net increase (decrease)
   in net assets.........    (179,779,938)    9,484,787      1,500,061     (228,508,720)      24,874,185    82,438,075
NET ASSETS:
  Beginning of year......   1,049,393,764       --             --           771,042,065    1,085,082,707       --
                           --------------    ----------     ----------    -------------   --------------   -----------
  End of year............  $  869,613,826    $9,484,787     $1,500,061    $ 542,533,345   $1,109,956,892   $82,438,075
                           ==============    ==========     ==========    =============   ==============   ===========


                             HARTFORD
                           MONEY MARKET
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $ 14,269,053
  Capital gains income
   (losses)..............         6,963
  Net realized gain
   (loss) on security
   transactions..........       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    14,276,016
                           ------------
UNIT TRANSACTIONS:
  Purchases..............   177,456,693
  Net transfers..........   284,267,681
  Surrenders for benefit
   payments and fees.....  (225,581,529)
  Net annuity
   transactions..........       447,551
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   236,590,396
                           ------------
  Net increase (decrease)
   in net assets.........   250,866,412
NET ASSETS:
  Beginning of year......   478,019,668
                           ------------
  End of year............  $728,886,080
                           ============

  +  Amounts represent from inception May 1, 2001 to December 31, 2001.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD
                             MORTGAGE      HARTFORD
                            SECURITIES   SMALL COMPANY
                             HLS FUND      HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  5,936,614  $ (5,989,388)
  Capital gains income
   (losses)..............       --         34,842,117
  Net realized gain
   (loss) on security
   transactions..........       (11,676)  (12,398,173)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,095,695  (112,510,428)
                           ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,020,633   (96,055,872)
                           ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    21,117,121    33,311,842
  Net transfers..........    63,107,118   (14,192,539)
  Surrenders for benefit
   payments and fees.....   (16,132,624)  (27,204,319)
  Net annuity
   transactions..........       812,302      (303,119)
                           ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    68,903,917    (8,388,135)
                           ------------  ------------
  Net increase (decrease)
   in net assets.........    76,924,550  (104,444,007)
NET ASSETS:
  Beginning of year......   114,121,783   575,896,462
                           ------------  ------------
  End of year............  $191,046,333  $471,452,455
                           ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                                                           MERRILL LYNCH   MERRILL LYNCH                       PRUDENTIAL
                           HARTFORD STOCK  HARTFORD VALUE  GLOBAL GROWTH  LARGE CAP GROWTH  PRUDENTIAL 20/20    JENNISON
                              HLS FUND        HLS FUND      FOCUS FUND       FOCUS FUND     FOCUS PORTFOLIO       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT+    SUB-ACCOUNT    SUB-ACCOUNT***    SUB-ACCOUNT++    SUB-ACCOUNT++
                           --------------  --------------  -------------  ----------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (20,671,967)  $   (27,314)    $   (3,364)      $  (20,429)        $  (213)        $ (1,528)
  Capital gains income
   (losses)..............     313,537,955       121,755        --              --                    63              907
  Net realized gain
   (loss) on security
   transactions..........     (33,350,669)       (1,701)        (4,183)           1,068               2               (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (882,508,033)      821,146       (330,890)        (145,359)          2,664            4,285
                           --------------   -----------     ----------       ----------         -------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (622,992,714)      913,886       (338,437)        (164,720)          2,516            3,661
                           --------------   -----------     ----------       ----------         -------         --------
UNIT TRANSACTIONS:
  Purchases..............     226,594,033    10,217,118         91,933          137,134          42,416          134,410
  Net transfers..........      20,510,447    23,818,167         66,365          345,477           9,866           24,612
  Surrenders for benefit
   payments and fees.....    (295,454,948)     (464,891)       (39,210)         (56,152)              4              (70)
  Net annuity
   transactions..........      (1,576,880)       76,421        --              --               --                --
                           --------------   -----------     ----------       ----------         -------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (49,927,348)   33,646,815        119,088          426,459          52,286          158,952
                           --------------   -----------     ----------       ----------         -------         --------
  Net increase (decrease)
   in net assets.........    (672,920,062)   34,560,701       (219,349)         261,739          54,802          162,613
NET ASSETS:
  Beginning of year......   4,584,522,050       --           1,350,317        1,533,734         --                --
                           --------------   -----------     ----------       ----------         -------         --------
  End of year............  $3,911,601,988   $34,560,701     $1,130,968       $1,795,473         $54,802         $162,613
                           ==============   ===========     ==========       ==========         =======         ========


                           PRUDENTIAL VALUE
                            PORTFOLIO FUND
                             SUB-ACCOUNT+
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $    16
  Capital gains income
   (losses)..............        2,702
  Net realized gain
   (loss) on security
   transactions..........            3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          450
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        3,171
                               -------
UNIT TRANSACTIONS:
  Purchases..............       51,221
  Net transfers..........        5,640
  Surrenders for benefit
   payments and fees.....      --
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       56,861
                               -------
  Net increase (decrease)
   in net assets.........       60,032
NET ASSETS:
  Beginning of year......      --
                               -------
  End of year............      $60,032
                               =======

  +  Amounts represent from inception May 1, 2001 to December 31, 2001.
*** Effective January 29, 2001 Mercury V.I. U.S. Large Cap Fund changed name to Merrill Lynch Large Cap Growth Focus Fund.
 ++  Amounts represent from inception January 29, 2001 to December 31, 2001.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account One ("the Account") is a separate investment account within Hartford Life & Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on a monthly basis, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expenses risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-68 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as:

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
Evergreen VA Capital Growth Fund........  $      720,401  $      547,574
Evergreen VA Foundation Fund............         373,988         143,288
Evergreen VA Growth Fund................         380,499         260,825
Evergreen VA International Growth
 Fund...................................         492,363         599,790
Evergreen VA Omega Fund.................         597,480         115,423
Evergreen VA Small Cap Value Fund.......         330,397          71,202
Evergreen VA Special Equity Fund........          72,905           3,848
First American International
 Portfolio..............................         482,629         556,988
First American Large Cap Growth
 Portfolio..............................         530,654         309,468
First American Mid Cap Growth
 Portfolio..............................         336,251          13,945
First American Small Cap Growth
 Portfolio..............................         270,255          11,331
First American Technology Portfolio.....         228,770         236,040
Hartford Advisers HLS Fund..............     495,792,616     780,805,802
Hartford Bond HLS Fund..................     401,919,128      99,388,814
Hartford Capital Appreciation HLS
 Fund...................................     362,250,584     614,843,892
Hartford Dividend and Growth HLS Fund...     461,467,482     129,849,550
Hartford Focus HLS Fund.................      32,307,409       7,871,393
Hartford Global Advisers HLS Fund.......      31,371,638      50,576,581
Hartford Global Communications HLS
 Fund...................................       5,136,029       1,600,345
Hartford Global Financial Services HLS
 Fund...................................      10,342,182       4,095,452
Hartford Global Health HLS Fund.........      49,760,619      33,850,977
Hartford Global Leaders HLS Fund........      44,225,331      57,078,870
Hartford Global Technology HLS Fund.....      20,371,580      20,234,555
Hartford Growth and Income HLS Fund.....      62,333,760      33,263,810
Hartford Growth HLS Fund................      13,906,826       1,265,999
Hartford Growth Opportunities HLS
 Fund...................................       8,666,507         462,018
Hartford High Yield HLS Fund............     100,581,986      52,022,717
Hartford Index HLS Fund.................      86,659,162     151,267,540
Hartford International Capital
 Appreciation HLS Fund..................      55,746,503      35,593,800
Hartford International Small Company HLS
 Fund...................................      27,745,976      14,601,303
Hartford International Opportunities HLS
 Fund...................................     701,600,508     780,799,252
Hartford MidCap HLS Fund................       4,386,552     200,772,360
Hartford MidCap Value HLS Fund..........     237,229,091      27,873,365
Hartford Money Market HLS Fund..........   1,311,320,410   1,175,467,829
Hartford Mortgage Securities HLS Fund...     240,821,367      47,753,450
Hartford Small Company HLS Fund.........      52,232,366      65,896,567
Hartford SmallCap Growth HLS Fund.......      15,922,640       2,604,160
Hartford Stock HLS Fund.................     184,949,878     508,353,726
Hartford U.S. Government Securities HLS
 Fund...................................     296,515,205      20,118,216
Hartford Value HLS Fund.................      70,251,154      12,118,011
Hartford Value Opportunities HLS Fund...       6,772,633         539,803
Merrill Lynch Global Growth V.I. Fund...         176,517         334,577
Merrill Lynch Large Cap Growth V.I.
 Fund...................................         932,262         446,734
Jennison 20/20 Focus Portfolio..........         150,883           9,461
Jennison Portfolio......................         317,730          27,447
Prudential Value Portfolio..............         177,833          31,170

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
Jennison International Growth
 Portfolio..............................  $        3,357  $            8
Wells Fargo Asset Allocation Fund.......       6,110,577         478,538
Wells Fargo Corporate Bond Fund.........       3,207,164         772,742
Wells Fargo Equity Income Fund..........       2,868,225         248,197
Wells Fargo Equity Value Fund...........         870,523          87,225
Wells Fargo Growth Fund.................         255,827          47,154
Wells Fargo International Equity Fund...         687,222          15,985
Wells Fargo Large Company Growth Fund...       5,773,566         484,395
Wells Fargo Money Market Fund...........       6,053,152       3,595,319
Wells Fargo Small Cap Growth Fund.......         954,096         178,078
                                          --------------  --------------
                                          $5,425,942,648  $4,940,596,909
                                          ==============  ==============

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                                                       NET
                                         UNITS          UNITS       INCREASE
FUND                                    ISSUED        REDEEMED     (DECREASE)
----                                 -------------  -------------  -----------
Evergreen VA Capital Growth Fund...        750,274        526,813      223,461
Evergreen VA Foundation Fund.......        456,211        159,565      296,646
Evergreen VA Growth Fund...........        618,440        288,685      329,755
Evergreen VA International Growth
 Fund..............................        760,012        655,266      104,746
Evergreen VA Omega Fund............      1,357,705        274,518    1,083,187
Evergreen VA Small Cap Value
 Fund..............................        294,621          2,767      291,854
Evergreen VA Special Equity Fund...        135,524          6,753      128,771
First American International
 Portfolio.........................        431,023        593,249     (162,226)
First American Large Cap Growth
 Portfolio.........................      1,161,754        708,664      453,090
First American Mid Cap Growth
 Portfolio.........................        405,901          5,178      400,723
First American Small Cap Growth
 Portfolio.........................        306,295          3,121      303,174
First American Technology
 Portfolio.........................      1,054,499      1,185,649     (131,150)
Hartford Advisers HLS Fund.........    517,056,053    405,237,380  111,818,673
Hartford Bond HLS Fund.............    315,450,206    146,261,049  169,189,157
Hartford Capital Appreciation HLS
 Fund..............................    501,924,879    292,938,467  208,986,412
Hartford Dividend and Growth HLS
 Fund..............................    407,116,742    204,265,151  202,851,591
Hartford Focus HLS Fund............     45,507,326     17,759,730   27,747,596
Hartford Global Advisers HLS
 Fund..............................     43,561,928     52,472,556   (8,910,628)
Hartford Global Communications HLS
 Fund..............................     10,658,716      3,895,950    6,762,766
Hartford Global Financial Services
 HLS Fund..........................     13,453,240      6,066,937    7,386,303
Hartford Global Health HLS Fund....     53,820,572     46,010,727    7,809,845
Hartford Global Leaders HLS Fund...     84,723,303     78,779,552    5,943,751
Hartford Global Technology HLS
 Fund..............................     80,108,843     81,996,029   (1,887,186)
Hartford Growth and Income HLS
 Fund..............................    121,804,416     82,882,826   38,921,590
Hartford Growth HLS Fund...........     16,761,036      2,159,484   14,601,552
Hartford Growth Opportunities HLS
 Fund..............................     11,525,136        953,059   10,572,077
Hartford High Yield HLS Fund.......    127,216,888     79,992,444   47,224,444
Hartford Index HLS Fund............     84,631,222     84,511,797      119,425
Hartford International Capital
 Appreciation HLS Fund.............     80,758,283     54,420,126   26,338,157
Hartford International Small
 Company HLS Fund..................     35,434,570     22,376,779   13,057,791
Hartford International
 Opportunities HLS Fund............  1,044,899,894  1,095,264,114  (50,364,220)
Hartford MidCap HLS Fund...........      7,604,272    104,303,041  (96,698,769)
Hartford MidCap Value HLS Fund.....    318,324,670    102,274,196  216,050,474

_____________________________________ SA-70 ____________________________________

                                                                       NET
                                         UNITS          UNITS       INCREASE
FUND                                    ISSUED        REDEEMED     (DECREASE)
----                                 -------------  -------------  -----------
Hartford Money Market HLS Fund.....  1,464,949,499  1,355,214,399  109,735,100
Hartford Mortgage Securities HLS
 Fund..............................    171,330,834     62,099,467  109,231,367
Hartford Small Company HLS Fund....    123,951,161    103,123,466   20,827,695
Hartford SmallCap Growth HLS
 Fund..............................     22,384,781      4,554,739   17,830,042
Hartford Stock HLS Fund............    277,609,553    241,485,733   36,123,820
Hartford U.S. Government Securities
 HLS Fund..........................    330,579,286     64,011,009  266,568,277
Hartford Value HLS Fund............     96,026,277     31,130,662   64,895,615
Hartford Value Opportunities HLS
 Fund..............................      8,487,206        871,312    7,615,894
Merrill Lynch Global Growth V.I.
 Fund..............................        259,450        483,901     (224,451)
Merrill Lynch Large Cap Growth V.I.
 Fund..............................      1,305,821        594,155      711,666
Jennison 20/20 Focus Portfolio.....        178,927         10,870      168,057
Jennison Portfolio.................        610,486         50,580      559,906
Prudential Value Portfolio.........        220,647         40,667      179,980
Jennison International Growth
 Portfolio.........................          5,905       --              5,905
Wells Fargo Asset Allocation
 Fund..............................      6,770,242        723,760    6,046,482
Wells Fargo Corporate Bond Fund....      3,178,242        806,386    2,371,856
Wells Fargo Equity Income Fund.....      3,230,298        319,588    2,910,710
Wells Fargo Equity Value Fund......        988,168         89,222      898,946
Wells Fargo Growth Fund............        294,031         55,801      238,230
Wells Fargo International Equity
 Fund..............................        818,651         16,179      802,472
Wells Fargo Large Company Growth
 Fund..............................      6,805,922        694,082    6,111,840
Wells Fargo Money Market Fund......      6,434,362      3,971,235    2,463,127
Wells Fargo Small Cap Growth
 Fund..............................      1,192,109        250,120      941,989

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
EVERGREEN VA CAPITAL GROWTH FUND
  2002  Lowest contract charges          599,544  $ 0.864644   $      518,392    1.26%       0.48%      (23.48)%
        Highest contract charges           9,649    0.859594            8,294    0.80%     --            (6.61)%
        Remaining contract
        charges                        1,192,138      --            1,027,030    --        --           --
  2001  Lowest contract charges          966,237    1.129941        1,091,791    1.24%       0.57%      (14.03)%
        Highest contract charges         181,126    1.126850          204,101    1.61%       0.15%      (15.26)%
        Remaining contract
        charges                          430,506      --              486,960    --        --           --
EVERGREEN VA FOUNDATION FUND
  2002  Lowest contract charges           95,123    0.767989           73,053    1.45%       2.02%      (10.96)%
        Highest contract charges          91,867    0.763624           70,152    0.72%      16.52%       (0.24)%
        Remaining contract
        charges                          246,339      --              187,886    --        --           --
  2001  Lowest contract charges          132,410    0.862557          114,211    1.41%       4.77%       (9.88)%
        Highest contract charges           4,273    0.858633            3,669    1.63%       2.57%       (9.64)%
        Remaining contract
        charges                         --            --             --          --        --           --
EVERGREEN VA GROWTH FUND
  2002  Lowest contract charges          456,077    0.808212          368,607    1.26%     --           (27.82)%
        Highest contract charges         319,424    0.579420          185,081    1.77%     --           (28.21)%
        Remaining contract
        charges                          387,803      --              229,147    --        --           --
  2001  Lowest contract charges          658,759    1.119662          737,587    1.24%     --            (7.84)%
        Highest contract charges          13,133    0.807130           10,600    1.62%     --           (10.10)%
        Remaining contract
        charges                          161,658      --              134,865    --        --           --
EVERGREEN VA INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges          666,276    0.943918          628,910    1.25%       1.13%      (11.58)%
        Highest contract charges          98,046    0.581786           57,042    0.79%       4.95%       (7.13)%
        Remaining contract
        charges                          959,958      --              562,584    --        --           --
  2001  Lowest contract charges        1,055,625    1.067563        1,126,946    1.24%       0.93%      (18.90)%
        Highest contract charges          88,453    0.660048           58,383    1.62%       1.06%      (19.18)%
        Remaining contract
        charges                          475,457      --              318,220    --        --           --
EVERGREEN VA OMEGA FUND
  2002  Lowest contract charges           29,094    0.542221           15,775    1.25%     --           (26.31)%
        Highest contract charges          10,449    0.418833            4,377    0.86%     --            (3.93)%
        Remaining contract
        charges                        2,373,368      --            1,000,386    --        --           --
  2001  Lowest contract charges          812,650    0.574965          467,245    1.43%     --           (16.02)%
        Highest contract charges         108,211    0.572332           61,933    1.62%     --           (18.17)%
        Remaining contract
        charges                          408,863      --              218,104    --        --           --
EVERGREEN VA SMALL CAP VALUE FUND
  2002  Lowest contract charges           19,924    1.074467           21,408    0.68%       0.18%      (17.22)%
        Highest contract charges           5,695    1.065306            6,067    0.79%       0.62%       (4.85)%
        Remaining contract
        charges                          266,235      --              227,853    --        --           --

_____________________________________ SA-72 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
EVERGREEN VA SPECIAL EQUITY FUND
  2002  Lowest contract charges           77,036  $ 0.506601   $       39,027    1.45%     --           (28.23)%
        Highest contract charges          88,989    0.502514           44,718    1.74%     --           (28.48)%
        Remaining contract
        charges                         --            --             --          --        --           --
  2001  Lowest contract charges           37,254    0.705848           26,295    1.43%     --            (9.43)%
        Highest contract charges        --            --             --          --        --           --
        Remaining contract
        charges                         --            --             --          --        --           --
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  2002  Lowest contract charges        1,515,285    0.477746          723,922    1.25%       1.26%      (19.50)%
        Highest contract charges          38,381    0.615571           23,626    0.83%       0.88%       (7.33)%
        Remaining contract
        charges                          795,655      --              463,188    --        --           --
  2001  Lowest contract charges        1,778,330    0.593483        1,055,409    1.23%     --           (26.03)%
        Highest contract charges          32,652    0.770052           25,144    1.60%     --           (22.99)%
        Remaining contract
        charges                          700,566      --              495,978    --        --           --
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  2002  Lowest contract charges        2,355,791    0.382136          900,233    1.25%       0.20%      (30.53)%
        Highest contract charges          18,044    0.449753            8,115    0.82%       0.49%       (5.04)%
        Remaining contract
        charges                          653,281      --              290,593    --        --           --
  2001  Lowest contract charges        2,147,044    0.550037        1,180,953    1.23%     --           (31.54)%
        Highest contract charges          49,649    0.651886           32,366    1.64%     --           (34.81)%
        Remaining contract
        charges                          377,332      --              236,410    --        --           --
FIRST AMERICAN MID CAP GROWTH PORTFOLIO
  2002  Lowest contract charges           82,115    0.783698           64,353    1.24%     --           (30.13)%
        Highest contract charges          17,295    0.777346           13,444    0.87%     --            (0.17)%
        Remaining contract
        charges                          301,312      --              235,220    --        --           --
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  2002  Lowest contract charges          151,244    0.762177          115,275    1.24%     --           (30.81)%
        Highest contract charges          10,799    0.756003            8,164    0.82%     --            (3.05)%
        Remaining contract
        charges                          148,552      --              112,747    --        --           --
  2001  Lowest contract charges              706    1.101593              778    0.18%     --            10.16%
        Highest contract charges           6,715    1.101128            7,394    0.23%     --            10.11%
        Remaining contract
        charges                         --            --             --          --        --           --
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  2002  Lowest contract charges        4,095,000    0.147397          603,591    1.25%     --           (42.86)%
        Highest contract charges           9,880    0.243375            2,405    0.85%     --            (0.90)%
        Remaining contract
        charges                        1,085,608      --              240,196    --        --           --
  2001  Lowest contract charges        4,030,139    0.257951        1,039,578    1.23%     --           (52.25)%
        Highest contract charges           7,744    0.428922            3,322    1.62%     --           (57.11)%
        Remaining contract
        charges                        1,283,756      --              450,162    --        --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges           42,699    0.824851           35,220    0.40%       3.98%      (14.14)%
        Highest contract charges          73,289    0.870842           63,823    0.86%       4.56%       (1.82)%
        Remaining contract
        charges                    1,860,815,570      --        4,894,693,583    --        --           --
  2001  Lowest contract charges       42,120,614    1.009584       42,524,298    0.78%       3.17%       (5.40)%
        Highest contract charges         419,529    1.030542          432,343    1.64%       3.90%       (7.50)%
        Remaining contract
        charges                    1,706,572,743      --        6,158,795,636    --        --           --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD BOND HLS FUND
  2002  Lowest contract charges           12,938  $ 1.151275   $       14,895    0.40%     --             9.64%
        Highest contract charges           2,550    1.261477            3,217    0.89%     --             6.17%
        Remaining contract
        charges                      513,278,738      --        1,111,875,518    --        --           --
  2001  Lowest contract charges        4,214,866    1.206638        5,085,817    0.78%       3.81%        7.81%
        Highest contract charges         131,019    1.169037          153,166    1.63%       3.86%        5.26%
        Remaining contract
        charges                      339,759,187      --          757,102,842    --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges          326,695    0.711113          232,317    0.39%       2.03%      (20.02)%
        Highest contract charges          55,184    1.068503           58,965    0.85%       1.51%        1.83%
        Remaining contract
        charges                    1,148,283,308      --        3,513,963,015    --        --           --
  2001  Lowest contract charges       23,382,416    1.282035       29,977,076    0.79%       0.87%       (7.68)%
        Highest contract charges         179,869    1.357485          244,169    1.64%       1.39%      (13.30)%
        Remaining contract
        charges                      916,116,492      --        4,709,366,965    --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges           15,734    0.815873           12,837    0.40%       2.17%      (14.57)%
        Highest contract charges          63,805    0.904010           57,681    0.86%       6.60%       (3.61)%
        Remaining contract
        charges                    1,047,735,892      --        1,926,204,580    --        --           --
  2001  Lowest contract charges       16,679,702    1.115257       18,602,155    0.78%       2.82%       (4.80)%
        Highest contract charges         248,254    1.075204          266,924    1.66%       3.07%       (3.64)%
        Remaining contract
        charges                      828,035,882      --        2,022,703,972    --        --           --
HARTFORD FOCUS HLS FUND
  2002  Lowest contract charges        1,399,517    0.773216        1,082,129    0.80%     --           (25.20)%
        Highest contract charges          46,993    0.756733           35,561    0.87%     --            (1.37)%
        Remaining contract
        charges                       53,366,853      --           40,798,144    --        --           --
  2001  Lowest contract charges           66,582    1.036417           69,007    0.24%       0.89%        3.64%
        Highest contract charges           5,385    1.026392            5,527    1.04%       1.18%        2.64%
        Remaining contract
        charges                       26,993,800      --           27,793,973    --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges        1,994,219    0.873218        1,741,388    0.80%       0.05%       (9.67)%
        Highest contract charges          72,074    0.734673           52,951    0.88%     --            (2.18)%
        Remaining contract
        charges                      151,023,810      --          194,329,400    --        --           --
  2001  Lowest contract charges        1,571,064    0.966735        1,518,803    0.79%       0.88%       (7.00)%
        Highest contract charges           6,139    0.995870            6,114    1.65%       1.09%       (7.92)%
        Remaining contract
        charges                      160,423,528      --          234,632,196    --        --           --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2002  Lowest contract charges           78,380    0.499444           39,147    0.80%       0.79%      (29.93)%
        Highest contract charges           9,549    0.488756            4,667    0.85%       1.44%       18.03%
        Remaining contract
        charges                        9,217,534      --            4,550,152    --        --           --
  2001  Lowest contract charges           26,164    0.712739           18,648    0.50%       1.81%      (28.73)%
        Highest contract charges             724    0.707744              513    1.23%       3.63%      (29.23)%
        Remaining contract
        charges                        2,515,807      --            1,784,771    --        --           --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2002  Lowest contract charges          127,635    0.768332           98,066    0.80%       1.64%      (19.52)%
        Highest contract charges          22,791    0.751881           17,136    0.86%       3.44%       (7.15)%
        Remaining contract
        charges                       13,233,201      --           10,041,298    --        --           --
  2001  Lowest contract charges           42,639    0.954679           40,707    0.51%       0.98%       (4.53)%
        Highest contract charges             536    0.947993              509    1.19%       2.86%       (5.20)%
        Remaining contract
        charges                        5,954,146      --            5,659,477    --        --           --

_____________________________________ SA-74 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD GLOBAL HEALTH HLS FUND
  2002  Lowest contract charges        2,043,776  $ 1.228884   $    2,511,564    0.80%       0.01%      (17.64)%
        Highest contract charges         149,081    1.190305          177,451    0.86%     --            (1.03)%
        Remaining contract
        charges                      104,877,185      --          126,739,227    --        --           --
  2001  Lowest contract charges           62,882    1.083740           68,148    0.24%     --             8.37%
        Highest contract charges          24,017    1.468325           35,264    1.66%     --             6.17%
        Remaining contract
        charges                       99,173,295      --          146,624,209    --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges       12,574,585    0.788283        9,912,332    0.80%       0.95%      (20.15)%
        Highest contract charges         727,633    0.528790          384,765    0.84%       3.28%       (5.48)%
        Remaining contract
        charges                      260,207,471      --          249,945,603    --        --           --
  2001  Lowest contract charges       10,672,610    0.987167       10,535,648    0.79%       0.71%      (17.25)%
        Highest contract charges          18,825    1.456653           27,422    1.62%       1.61%      (17.20)%
        Remaining contract
        charges                      256,874,500      --          331,777,781    --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges        1,350,789    0.290600          392,539    0.80%     --           (39.08)%
        Highest contract charges          33,246    0.281616            9,363    0.86%     --            (1.76)%
        Remaining contract
        charges                      124,382,185      --           35,555,255    --        --           --
  2001  Lowest contract charges        1,550,587    0.477000          739,630    0.79%     --           (23.43)%
        Highest contract charges           5,656    0.469396            2,655    1.62%     --           (35.42)%
        Remaining contract
        charges                      126,097,166      --           59,578,203    --        --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges           18,948    0.688243           13,041    0.39%       0.26%      (24.95)%
        Highest contract charges         186,066    0.639773          119,040    0.84%     --            (3.72)%
        Remaining contract
        charges                      316,928,193      --          260,340,171    --        --           --
  2001  Lowest contract charges       11,798,604    0.989645       11,676,429    0.78%     --            (8.75)%
        Highest contract charges          86,414    1.096317           94,737    1.65%     --           (13.92)%
        Remaining contract
        charges                      266,326,604      --          303,993,004    --        --           --
HARTFORD GROWTH HLS FUND
  2002  Lowest contract charges          100,371    0.861086           86,428    0.53%     --           (13.89)%
        Highest contract charges         102,596    0.852627           87,476    0.87%     --             1.96%
        Remaining contract
        charges                       14,398,585      --           12,327,660    --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2002  Lowest contract charges           31,101    0.770576           23,965    0.53%     --           (22.94)%
        Highest contract charges          52,062    0.763056           39,726    0.86%     --            (3.22)%
        Remaining contract
        charges                       10,488,915      --            8,032,345    --        --           --
HARTFORD HIGH YIELD HLS FUND
  2002  Lowest contract charges        3,347,643    0.962004        3,220,446    0.80%       5.01%       (7.63)%
        Highest contract charges       1,735,417    0.923229        1,602,187    0.89%     --             4.58%
        Remaining contract
        charges                      130,768,619      --          126,801,564    --        --           --
  2001  Lowest contract charges        1,358,466    1.041495        1,414,835    0.78%       0.06%        1.87%
        Highest contract charges          10,401    1.068491           11,114    1.62%       0.04%       (4.54)%
        Remaining contract
        charges                       87,258,366      --           93,059,062    --        --           --

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges        3,413,436  $ 0.687734   $    2,347,536    0.80%       1.15%      (23.07)%
        Highest contract charges       1,347,941    0.613581          827,071    0.89%       2.50%       (3.86)%
        Remaining contract
        charges                      260,829,861      --          578,502,984    --        --           --
  2001  Lowest contract charges        3,040,902    0.893931        2,718,357    0.79%       1.11%      (13.01)%
        Highest contract charges          38,085    0.950213           36,189    1.67%       1.65%      (16.59)%
        Remaining contract
        charges                      262,392,824      --          866,859,280    --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges          278,253    0.703817          195,839    0.80%       0.52%      (17.88)%
        Highest contract charges          60,358    0.688763           41,572    0.88%       0.33%       (7.89)%
        Remaining contract
        charges                       37,116,418      --           25,802,823    --        --           --
  2001  Lowest contract charges           68,739    0.857006           58,909    0.51%       0.21%      (14.30)%
        Highest contract charges              26    0.851001               22    1.41%       0.02%      (14.90)%
        Remaining contract
        charges                       11,048,106      --            9,425,856    --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2002  Lowest contract charges           56,842    0.880232           50,034    0.79%     --            (5.84)%
        Highest contract charges           1,874    0.863668            1,618    0.88%     --            (8.10)%
        Remaining contract
        charges                       14,610,292      --           12,722,640    --        --           --
  2001  Lowest contract charges            4,951    0.934805            4,628    0.49%       0.46%       (6.52)%
        Highest contract charges              23    0.928261               21    --          1.15%       (7.17)%
        Remaining contract
        charges                        1,606,246      --            1,495,412    --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges        2,968,365    0.647904        1,923,215    0.80%       1.98%      (18.59)%
        Highest contract charges         520,613    0.505242          263,036    0.86%       3.80%       (7.19)%
        Remaining contract
        charges                      329,424,237      --          370,729,127    --        --           --
  2001  Lowest contract charges        3,053,410    0.795813        2,429,943    0.79%       0.13%      (19.38)%
        Highest contract charges       1,102,992    0.629153          693,951    1.62%       0.25%      (19.71)%
        Remaining contract
        charges                      379,121,033      --          539,409,451    --        --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges        8,742,508    1.308507       11,439,632    0.80%       0.12%      (14.90)%
        Highest contract charges           2,025    1.493024            3,023    0.81%     --            (2.56)%
        Remaining contract
        charges                      418,427,011      --          751,934,895    --        --           --
  2001  Lowest contract charges        9,829,099    1.537677       15,113,980    0.79%     --            (4.39)%
        Highest contract charges          23,690    1.774521           42,039    1.66%     --            (6.33)%
        Remaining contract
        charges                      514,017,518      --        1,094,800,873    --        --           --
HARTFORD MIDCAP VALUE HLS FUND
  2002  Lowest contract charges        8,838,417    0.858141        7,584,608    0.79%       0.42%      (13.71)%
        Highest contract charges         364,865    0.839851          306,432    0.86%       0.41%       (4.37)%
        Remaining contract
        charges                      290,062,544      --          246,180,642    --        --           --
  2001  Lowest contract charges        1,808,237    0.994493        1,798,279    0.50%       0.36%       (0.55)%
        Highest contract charges          17,991    0.987521           17,767    1.15%       0.42%       (1.25)%
        Remaining contract
        charges                       81,389,122      --           80,622,030    --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges           79,387    1.028575           81,655    0.40%       1.44%        1.06%
        Highest contract charges       1,133,656    1.047171        1,187,131    0.87%       0.36%       (0.50)%
        Remaining contract
        charges                      561,218,005      --          863,479,611    --        --           --
  2001  Lowest contract charges           96,207    1.017775           97,917    0.19%       0.85%        1.78%
        Highest contract charges         547,323    1.117678          611,731    1.66%       2.41%        1.64%
        Remaining contract
        charges                      452,052,418      --          728,176,432    --        --           --

_____________________________________ SA-76 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges        1,617,294  $ 1.260611   $    2,038,778    0.79%       2.77%        7.29%
        Highest contract charges         295,769    1.205494          356,548    0.87%     --             1.82%
        Remaining contract
        charges                      196,089,204      --          393,375,343    --        --           --
  2001  Lowest contract charges          312,542    1.174922          367,212    0.76%       3.68%        6.64%
        Highest contract charges          10,155    1.170161           11,883    1.55%     --             4.72%
        Remaining contract
        charges                       88,448,210      --          190,667,238    --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges        3,153,343    0.687194        2,166,958    0.80%     --           (30.79)%
        Highest contract charges           2,874    0.777497            2,235    0.89%     --            (6.43)%
        Remaining contract
        charges                      345,620,770      --          309,999,344    --        --           --
  2001  Lowest contract charges        2,746,104    0.992850        2,726,469    0.79%     --           (15.60)%
        Highest contract charges          38,427    1.136848           43,685    1.66%     --           (13.05)%
        Remaining contract
        charges                      325,164,762      --          468,682,301    --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2002  Lowest contract charges           75,989    0.731998           55,624    0.53%     --           (26.80)%
        Highest contract charges          63,679    0.727847           46,349    0.88%     --            (0.11)%
        Remaining contract
        charges                       17,690,375      --           12,902,862    --        --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges           25,578    0.682368           17,453    0.40%       1.83%      (24.55)%
        Highest contract charges       1,960,168    0.614967        1,205,439    0.88%       2.59%       (4.19)%
        Remaining contract
        charges                      978,955,442      --        2,617,146,980    --        --           --
  2001  Lowest contract charges       33,740,159    0.912775       30,797,173    0.79%       1.04%      (12.93)%
        Highest contract charges         160,074    0.963541          154,238    1.65%       1.53%      (15.36)%
        Remaining contract
        charges                      910,917,142      --        3,880,650,577    --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2002  Lowest contract charges           30,357    1.078360           32,735    0.20%     --             7.84%
        Highest contract charges       1,017,335    1.065316        1,083,783    0.87%     --             3.24%
        Remaining contract
        charges                      265,520,586      --          284,355,468    --        --           --
HARTFORD VALUE HLS FUND
  2002  Lowest contract charges        2,260,939    0.769902        1,740,701    0.80%       1.47%      (23.25)%
        Highest contract charges           2,999    0.755408            2,266    0.89%       2.16%       (7.57)%
        Remaining contract
        charges                       97,220,756      --           73,990,133    --        --           --
  2001  Lowest contract charges          530,130    1.003185          531,818    0.50%       0.82%        0.32%
        Highest contract charges          30,096    0.996158           29,981    1.15%       0.90%       (0.38)%
        Remaining contract
        charges                       34,028,854      --           33,998,902    --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2002  Lowest contract charges           40,540    0.799620           32,417    0.53%     --           (20.04)%
        Highest contract charges          76,576    0.791806           60,633    0.87%     --            (1.89)%
        Remaining contract
        charges                        7,498,775      --            5,962,668    --        --           --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2002  Lowest contract charges          718,942    0.568797          408,932    1.25%       0.10%      (28.64)%
        Highest contract charges          12,741    0.720701            9,182    0.90%       0.16%       (6.71)%
        Remaining contract
        charges                          464,205      --              276,780    --        --           --
  2001  Lowest contract charges        1,016,735    0.797023          810,362    1.24%       0.97%      (23.99)%
        Highest contract charges          24,178    0.792965           19,173    1.44%       1.93%      (22.44)%
        Remaining contract
        charges                          379,423      --              301,433    --        --           --

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2002  Lowest contract charges        1,482,823  $ 0.621568   $      921,675    1.25%     --           (24.35)%
        Highest contract charges          24,581    0.755410           18,569    0.90%     --            (5.42)%
        Remaining contract
        charges                        1,392,014      --              920,046    --        --           --
  2001  Lowest contract charges        1,577,287    0.821590        1,295,883    1.23%       0.02%      (10.45)%
        Highest contract charges         238,986    0.817400          195,347    1.42%     --           (13.18)%
        Remaining contract
        charges                          371,477      --              304,243    --        --           --
JENNISON 20/20 FOCUS PORTFOLIO
  2002  Lowest contract charges           87,656    0.729037           63,904    1.44%     --           (23.69)%
        Highest contract charges          19,610    0.738631           14,485    0.64%     --            (3.07)%
        Remaining contract
        charges                          117,635      --               86,820    --        --           --
  2001  Lowest contract charges           27,925    0.955402           26,680    1.24%     --            (8.13)%
        Highest contract charges          22,178    0.972196           21,561    1.46%       0.24%       (2.78)%
        Remaining contract
        charges                            6,741      --                6,561    --        --           --
JENNISON PORTFOLIO
  2002  Lowest contract charges          264,258    0.426367          112,671    1.44%     --           (32.16)%
        Highest contract charges          16,595    0.603510           10,015    0.23%     --            (7.59)%
        Remaining contract
        charges                          473,895      --              241,224    --        --           --
  2001  Lowest contract charges           43,564    0.627038           27,316    1.41%     --           (24.67)%
        Highest contract charges         104,715    0.894012           93,616    1.47%     --           (10.60)%
        Remaining contract
        charges                           46,564      --               41,681    --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2002  Lowest contract charges          141,641    0.720648          102,073    1.44%       1.94%      (23.47)%
        Highest contract charges          81,116    0.716442           58,115    1.76%       4.25%      (23.74)%
        Remaining contract
        charges                           21,055      --               15,125    --        --           --
  2001  Lowest contract charges           40,584    0.940687           38,177    0.93%       1.43%       (5.93)%
        Highest contract charges           6,208    0.939426            5,832    1.15%       0.88%       (6.06)%
        Remaining contract
        charges                           17,040      --               16,023    --        --           --
JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2002  Lowest contract charges              315    0.561912              177    0.94%     --           (23.95)%
        Highest contract charges           3,087    0.557809            1,722    0.36%     --           (11.28)%
        Remaining contract
        charges                            2,503      --                1,401    --        --           --
WELLS FARGO ASSET ALLOCATION FUND
  2002  Lowest contract charges          418,008    0.888189          371,270    1.23%       2.77%      (13.94)%
        Highest contract charges          49,337    0.881215           43,476    0.87%       1.57%       (2.17)%
        Remaining contract
        charges                        5,579,137      --            4,933,347    --        --           --
WELLS FARGO CORPORATE BOND FUND
  2002  Lowest contract charges          163,782    1.047365          171,540    1.23%       5.83%        6.44%
        Highest contract charges          59,272    1.039141           61,592    0.88%       2.28%        5.16%
        Remaining contract
        charges                        2,148,803      --            2,241,760    --        --           --
WELLS FARGO EQUITY INCOME FUND
  2002  Lowest contract charges          158,180    0.848230          134,173    1.21%       3.28%      (20.27)%
        Highest contract charges          79,868    0.842096           67,256    0.82%       1.68%       (6.20)%
        Remaining contract
        charges                        2,672,662      --            2,257,175    --        --           --
WELLS FARGO EQUITY VALUE FUND
  2002  Lowest contract charges          124,088    0.795690           98,736    1.24%       2.02%      (25.04)%
        Highest contract charges           2,533    0.789927            2,001    0.76%       2.56%       (5.35)%
        Remaining contract
        charges                          772,324      --              611,999    --        --           --

_____________________________________ SA-78 ____________________________________

                                                                                        INVESTMENT
                                                     UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------------  -----------  --------------  -------  ----------  -----------
WELLS FARGO GROWTH FUND
  2002  Lowest contract charges           39,135  $ 0.781954   $       30,602    1.23%       0.04%      (26.76)%
        Highest contract charges          74,808    0.776943           58,122    1.77%       0.07%      (27.16)%
        Remaining contract
        charges                          124,286      --               96,958    --        --           --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2002  Lowest contract charges          150,482    0.803592          120,926    1.23%       0.15%      (23.88)%
        Highest contract charges             478    0.797279              381    0.83%     --            (8.51)%
        Remaining contract
        charges                          651,512      --              520,885    --        --           --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2002  Lowest contract charges          289,414    0.801836          232,063    1.22%     --           (28.91)%
        Highest contract charges           1,949    0.795528            1,550    0.89%     --            (2.61)%
        Remaining contract
        charges                        5,820,477      --            4,646,062    --        --           --
WELLS FARGO MONEY MARKET FUND
  2002  Lowest contract charges           43,990    1.001163           44,041    1.14%       0.99%       (0.01)%
        Highest contract charges          22,097    0.993284           21,948    0.87%       0.40%       (0.43)%
        Remaining contract
        charges                        2,397,040      --            2,391,838    --        --           --
WELLS FARGO SMALL CAP GROWTH FUND
  2002  Lowest contract charges           15,028    0.704972           10,594    1.24%     --           (38.99)%
        Highest contract charges             540    0.699427              378    0.84%     --            (2.11)%
        Remaining contract
        charges                          926,421      --              650,486    --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-79 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizes the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

               (b) Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

          (5)  Form of Application.(4)

          (6)  (a) Certificate of Incorporation of Hartford.(5)

               (b) Bylaws of Hartford.(5)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(6)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

          (10) (a) Consent of Deloitte & Touche LLP.

               (b) Consent of Arthur Andersen LLP.(7)

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.(8)


------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.
     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.
     (3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69487, filed on December 22, 1998.
     (4) Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 33-73568, filed June 1, 1998.
     (5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed April 9, 2001.
     (6) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed August 25, 2000.
     (7) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.
     (8) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 24(b)(16).

Item 27.  Number of Contract Owners

          As of November 30, 2003, there were 441,031 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (A)  involved a knowing and culpable violation of law by the director;

          (B) enabled the director or an associate to receive an improper personal gain;

          (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (E) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD


                                          POSITIONS AND OFFICES
              NAME                           WITH UNDERWRITER
              ----                        ---------------------
          David A. Carlson           Vice President
          Bruce W. Ferris            Vice President
          George R. Jay              Controller
          Stephen T. Joyce           Vice President
          Thomas M. Marra            President, Chief Executive Officer and
                                     Chairman of the Board, Director
          Christine Hayer Repasy     Senior Vice President, General Counsel and
                                     Corporate Secretary
          Martin A. Swanson          Vice President
          John C. Walters            Executive Vice President, Director
          Lizabeth H. Zlatkus        Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 31st day of December, 2003.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
     (Registrant)

By:  Thomas M. Marra                      *By:  /s/ Marianne O'Doherty
    ----------------------------------         ---------------------------------
     Thomas M. Marra, President, Chief              Marianne O'Doherty
     Executive Officer and Chairman of              Attorney-in-Fact
     the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
     (Depositor)

By:  Thomas M. Marra
    ----------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman of
     the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,            -----------------------
     Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*             Date: December 31, 2003



333-69487

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)  Consent of Deloitte & Touche LLP.

(15)  Copy of Power of Attorney.